RESPONSES FOR MASON STREET FUNDS, INC.
                          9/30/2003 SEMI-ANNUAL REPORT

ITEM 1.     REPORTS TO STOCKHOLDERS

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Semi-Annual Report
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                                                              SEPTEMBER 30, 2003

                                                             [MASON STREET LOGO]
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Table of Contents

LETTER TO SHAREHOLDERS                                                         1
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SMALL CAP GROWTH STOCK FUND                                                    3
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AGGRESSIVE GROWTH STOCK FUND                                                   5
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INTERNATIONAL EQUITY FUND                                                      7
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INDEX 400 STOCK FUND                                                          10
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GROWTH STOCK FUND                                                             15
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LARGE CAP CORE STOCK FUND                                                     17
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INDEX 500 STOCK FUND                                                          19
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ASSET ALLOCATION FUND                                                         25
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HIGH YIELD BOND FUND                                                          38
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MUNICIPAL BOND FUND                                                           44
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SELECT BOND FUND                                                              50
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FINANCIAL STATEMENTS                                                          55
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NOTES TO FINANCIAL STATEMENTS                                                 99
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MATTERS SUBMITTED TO SHAREHOLDERS                                            105
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DIRECTOR INFORMATION                                                         110
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DIRECTORS AND OFFICERS                                                       111
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This report is submitted for the general information of shareholders of Mason
Street Funds(R). It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully before investing.

Letter to Shareholders  September 30, 2003

[PHOTO]

This report covers the six months from April through September 2003, which is the first half of the fiscal year for the Mason Street Funds. During this period stock markets in the United States and abroad have moved fairly steadily upward. For the six months ended September 30, 2003, the S&P 500R Index (a widely used benchmark of U.S. equity performance) had a total return of 17.4%. The S&P SmallCap 600 Index had a total return of 27.8% for the period, and the S&P MidCap 400 Index had a total return of 24.7%.(1)

Bonds were volatile with no pronounced overall trend. The weakness of the dollar was a source of concern for the bond market, but earlier fears of deflation have largely abated. In fact, rates on long-term bonds have increased, reflecting the possibility that economic stimulus could cause inflation, even as short-term interest rates remain at very low levels. The total return of the Merrill Lynch Domestic Master Index (a broadly-based bond index) was 2.4% for the six months ended September 30, 2003. Return of the Lehman Brothers High Yield Intermediate Market Index (an index of noninvestment-grade bonds) was 13.2%.(1)

In general, lower-quality stocks and lower-rated bonds were stronger than blue-chip names, a situation that has historically been typical of a period of economic recovery and improving earnings. After a long slump, technology stocks performed very well over the last six months. Other strong sectors were financials, consumer discretionary, materials and industrials, all of which are sensitive to overall economic conditions.

When we wrote to you last March, the war in Iraq had just begun, after a period of tension and uncertainty. The war was therefore the dominant theme in the news and the major influence on capital markets. In May, after President Bush declared that major combat operations in Iraq had ended, the market's attention seemed to turn once again to the economy.

With a presidential election just over a year away, the Bush administration has good reasons to work aggressively to achieve a strong economy. The two major tools for stimulating the domestic economy are monetary policy and fiscal policy. Monetary policy, which is the responsibility of the Federal Reserve, involves actions to influence interest rates and the supply of money. Fiscal policy is conducted by the U.S. government through tax changes and spending programs. Monetary policy has been very accommodative for quite some time; the Fed's June reduction in the federal funds rate, to 1%, was the 13th in a series of rate cuts that began in January 2001. The tax cuts implemented earlier this year were designed to encourage both business and personal spending and to attract investors to the stock market by trying to improve corporate earnings and reducing taxes on dividends and capital gains. We believe that the tax cuts, which were weighted toward the near term, are beginning to have the desired effect on the economy.

Although trends are mixed, there are many signs of strength in the U.S. economy. The economy has officially been in recovery for almost two years since November 2001. Consumer spending has been strong, fueled in part by mortgage refinancings and home equity loans. Data from the Bureau of Labor Statistics indicate that productivity has been improving, largely because companies have been cutting costs. Benefiting from the operating leverage that has resulted from cost-cutting programs, corporate earnings were reasonably strong, despite low revenue growth. Data on factory output and industrial activity released in September by the U.S. Department of Commerce indicate that a long-awaited cyclical upturn in manufacturing may have started. After a long slump, there is evidence of increasing corporate investment to replace obsolete equipment and technology. However, we consider a pronounced upturn in capital investment unlikely because of worldwide overcapacity in many industries.

Areas for concern include the federal budget deficit and the foreign trade deficit. Recent attempts to orchestrate a gradual decline in the value of the U.S. dollar were intended to improve the balance of trade by making goods produced in the United States more attractive to foreign buyers.

Surveys indicate that professional economists believe the economy is strengthening. In mid-September, the National Association of Business Economists
(NABE), released a consensus forecast for growth in real gross domestic product (a broad inflation-adjusted measure of total output of goods and services) of 2.6% in 2003 and 4.0% in 2004. A monthly survey of 53 economists conducted by The Wall Street Journal indicated the expectation of nominal growth in gross domestic product of 4.7% during the September quarter and 4.0% in the fourth quarter of 2003; these numbers are consistent with the NABE's forecasts.

(1) For further information regarding the Indices, please see the footnotes found on page 2 of this semi-annual report.

One sign of economic strength that has not yet become evident is job growth, which is an important element of a self-sustaining economy. The economic stimulus and demand growth that normally produce new jobs are in place; over the next few months we will see whether an improved job market evolves, bringing with it ongoing economic growth.

As always, we at Mason Street Funds will be vigilant in evaluating economic and market trends. Our objective is to make carefully considered, responsible investment decisions that will enable you, the investors in the Mason Street Funds, to achieve returns appropriate to your financial objectives and the level of risk you find acceptable.

Mason Street Funds

/S/Mark G. Doll

MARK G. DOLL

President
Mason Street Advisors, LLC

The Standard & Poor's SmallCap 600 Index is an unmanaged index of 600 selected common stocks of smaller U.S.-based companies compiled by Standard & Poor's Corporation. As of September 30, 2003, the 600 companies in the composite had a median market capitalization of $529.1 million and total market value of $382.2 billion. The SmallCap 600 represents approximately 2.6% of the market value of Compustat's database of over 11,532 equities.

The S&P MidCap 400 Index is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market. As of September 30, 2003, the 400 companies in the composite had a median market capitalization of $1.8 billion and a total market value of $844.1 billion. The MidCap 400 represents approximately 5.8% of the market value of the Compustat's database of about 11,532 equities.

The Standard & Poor's 500 Composite Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

The Merrill Lynch Domestic Master Index is an unmanaged market value weighted index comprised of U.S. government, mortgage and investment-grade corporate bonds. The Index measures the income provided by, and the price changes of, the underlying securities.

The Lehman Brothers High Yield Intermediate Market Index is made up of dollar denominated, nonconvertible, SEC publicly registered fixed rate noninvestment-grade issues. The bonds will have remaining maturities of between one and ten years and have an outstanding par value of at least $100 million. Yankee and global bonds (SEC registered) of issues in G-7 countries are included. Original issue zero coupon bonds and step-up coupon structures are also included; however, the Index excludes payment in kind (PIK) bonds. Each bond must be rated Ba1 or lower by Moody's Investor Service. If a Moody's rating is unavailable, the bonds must be rated BB+ or lower by Standard & Poor's, or by Fitch if a S&P rating is unavailable. A few unrated bonds are included in the Index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer. The Index is an unmanaged market value weighted index and measures the income provided by, and the price changes of, the underlying securities.

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                          ---------------------------
                          SMALL CAP GROWTH STOCK FUND
                          ---------------------------

                                                              September 30, 2003

   SMALL CAP GROWTH STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (97.4%)
   CONSUMER DISCRETIONARY (22.0%)
   Aaron Rents, Inc.                                       25,515       534,539
*  Alliance Gaming Corp.                                    5,060       102,617
*  AnnTaylor Stores Corp.                                   9,120       293,117
*  Coach, Inc.                                              8,100       442,260
*  Cumulus Media, Inc. - Class A                            9,310       158,736
*  Digital Theater Systems, Inc.                            1,500        42,722
   Fred's, Inc.                                            19,365       638,269
*  Getty Images, Inc.                                       8,840       310,814
*  The Gymboree Corp.                                      13,200       185,988
*  O'Reilly Automotive, Inc.                               14,600       536,842
*  Orient-Express Hotel, Ltd. - Class A                    25,650       400,140
*  Penn National Gaming, Inc.                               7,340       156,489
   Polaris Industries, Inc.                                 3,480       258,042
*  The Sports Authority, Inc.                               8,740       274,960
   Station Casinos, Inc.                                    7,890       241,434
   Thor Industries, Inc.                                    5,030       271,721
*  Westwood One, Inc.                                       7,440       224,614
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   TOTAL                                                              5,073,304
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   CONSUMER STAPLES (3.3%)
*  NBTY, Inc.                                               7,600       177,460
*  Peet's Coffee & Tea, Inc.                               23,400       457,470
*  United Natural Foods, Inc.                               3,900       129,441
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   TOTAL                                                                764,371
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   ENERGY (3.9%)
*  Energy Partners, Ltd.                                   22,920       254,870
*  Grant Prideco, Inc.                                     22,920       233,555
*  National-Oilwell, Inc.                                   9,570       173,600
*  Patterson-UTI Energy, Inc.                               8,940       242,006
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   TOTAL                                                                904,031
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   FINANCIALS (3.0%)
   Investors Financial Services Corp.                      13,350       419,190
*  National Financial Partners Corp.                        5,200       140,400
   Waddell & Reed Financial, Inc. - Class A                 5,760       135,763
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   TOTAL                                                                695,353
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   HEALTHCARE (18.9%)
*  The Advisory Board Co.                                   4,500       204,525
*  AmSurg Corp.                                             9,870       325,611
*  Bio-Rad Laboratories, Inc. - Class A                     4,510       230,010
*  Cerner Corp.                                             5,400       166,698
   D&K Healthcare Resources, Inc.                           4,500        63,270
*  DaVita, Inc.                                            14,800       471,084
*  Lincare Holdings, Inc.                                   8,400       307,860
*  Patterson Dental Co.                                     6,100       351,238

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   HEALTHCARE (CONTINUED)
*  Pediatrix Medical Group, Inc.                            5,360       246,828
*  Province Healthcare Co.                                 35,200       455,840
*  Renal Care Group, Inc.                                   5,800       198,070
*  ResMed, Inc.                                            10,170       447,277
*  Respironics, Inc.                                        4,960       207,229
*  Select Medical Corp.                                     8,100       233,280
*  Ventana Medical Systems, Inc.                           11,000       443,300
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   TOTAL                                                              4,352,120
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   INDUSTRIALS  (19.5%)
   C.H. Robinson Worldwide, Inc.                            9,570       356,100
*  The Corporate Executive Board Co.                       12,800       600,960
*  Corrections Corp. of America                             6,110       150,734
*  Education Management Corp.                              11,020       635,523
*  Knight Transportation, Inc.                             18,007       451,435
*  Kroll, Inc.                                              8,390       156,054
   MSC Industrial Direct Co., Inc. - Class A               11,650       242,903
*  P.A.M. Transportation Services, Inc.                     9,470       194,324
*  Pacer International, Inc.                               30,760       613,047
*  Portfolio Recovery Associates, Inc.                      5,160       131,167
*  Resources Connection, Inc.                              14,300       349,034
   SkyWest, Inc.                                            8,440       146,181
   Strayer Education, Inc.                                  3,480       336,551
*  Tetra Tech, Inc.                                         6,310       125,632
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   TOTAL                                                              4,489,645
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   INFORMATION TECHNOLOGY (22.2%)
*  Amphenol Corp. - Class A                                 7,340       382,047
   Autodesk, Inc.                                          11,230       191,135
*  Brooks Automation, Inc.                                 21,396       447,176
*  CACI International, Inc. - Class A                       4,510       193,254
*  Cognizant Technology Solutions Corp.                     9,400       342,818
*  Cree, Inc.                                              12,440       230,389
*  Digital Insight Corp.                                    5,000        99,500
*  Documentum, Inc.                                         6,130       130,630
*  Electronics For Imaging, Inc.                            5,500       128,260
*  Entegris, Inc.                                          16,390       185,207
*  EPIQ Systems, Inc.                                       7,650       129,744
*  eSPEED, Inc. - Class A                                   7,680       173,645
*  Fargo Electronics, Inc.                                 21,820       274,932
*  Hyperion Solutions Corp.                                 5,560       160,517
*  Inforte Corp.                                           14,800       124,320
*  MKS Instruments, Inc.                                   12,400       268,584
*  Neoware Systems, Inc.                                    6,000       102,420
*  NetScreen Technologies, Inc.                             7,690       170,949
*  O2Micro International, Ltd.                             17,310       249,437
*  SigmaTel, Inc.                                           3,788        78,071
*  Tollgrade Communications, Inc.                          18,060       290,224

                          ---------------------------
                          SMALL CAP GROWTH STOCK FUND
                          ---------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (CONTINUED)
*  UTStarcom, Inc.                                          6,500       206,765
*  Varian, Inc.                                             8,420       263,714
*  Verint Systems, Inc.                                     6,940       148,516
*  Westell Technologies, Inc. - Class A                    15,700       117,593
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   TOTAL                                                              5,089,847
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   MATERIALS (3.5%)
   Airgas, Inc.                                            13,150       234,070
   Minerals Technologies, Inc.                              8,540       434,686
*  Silgan Holdings, Inc.                                    3,960       126,720
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   TOTAL                                                                795,476
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   TELECOMMUNICATION SERVICES (1.1%)
*  Intrado, Inc.                                           11,040       251,491
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   TOTAL COMMON STOCK
     (COST $19,840,665)                                              22,415,638
--------------------------------------------------------------------------------

   MONEY MARKET INVESTMENTS (1.3%)
   FEDERAL GOVERNMENT & AGENCIES (1.3%)
   Federal Home Loan Bank,
      1.23%, 11/14/03                                     300,000       299,619
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $229,619)                                                    299,619
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (98.7%)
     (COST $20,140,284)(a)                                           22,715,257
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (1.3%)                                            310,469
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                         23,025,726
--------------------------------------------------------------------------------

*  Non-Income Producing

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $20,140,284 and the net unrealized appreciation of investments based on that cost was $2,574,973 which is comprised of $3,367,682 aggregate gross unrealized appreciation and $792,709 aggregate gross unrealized depreciation.

   The Accompanying Notes are an Integral Part of the Financial Statements.

                          ----------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                          ----------------------------

                                                              September 30, 2003

   AGGRESSIVE GROWTH STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (92.4%)
   CONSUMER DISCRETIONARY (11.0%)
*  Entercom Communications Corp. - Class A                 23,800     1,066,716
   Fairmont Hotels & Resorts, Inc.                         66,020     1,700,015
   Family Dollar Stores, Inc.                              18,580       741,156
   Gentex Corp.                                            21,360       744,182
*  Getty Images, Inc.                                      32,860     1,155,358
   Jones Apparel Group, Inc.                               20,800       622,544
*  Kohl's Corp.                                            12,020       643,070
*  Lamar Advertising Co. - Class A                         32,100       941,814
*  MGM MIRAGE                                              28,050     1,025,228
   Michaels Stores, Inc.                                   21,460       874,710
*  O'Reilly Automotive, Inc.                               59,190     2,176,416
*  PETCO Animal Supplies, Inc.                             81,820     2,552,784
*  Univision Communications, Inc. - Class A                22,865       730,079
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   TOTAL                                                             14,974,072
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   ENERGY (5.3%)
*  BJ Services Co.                                         29,850     1,019,975
*  Cooper Cameron Corp.                                    22,800     1,053,588
   ENSCO International, Inc.                               49,800     1,335,636
*  Nabors Industries, Ltd.                                 47,650     1,775,439
   Tom Brown, Inc.                                         38,300       984,310
*  Weatherford International, Ltd.                         26,850     1,014,393
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   TOTAL                                                              7,183,341
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   FINANCIALS (7.4%)
   Doral Financial Corp.                                   15,930       748,710
   Investors Financial Services Corp.                      79,980     2,511,371
   Legg Mason, Inc.                                        23,870     1,723,414
   Old Republic International Corp.                        46,950     1,553,576
   Radian Group, Inc.                                      29,216     1,297,190
   SouthTrust Corp.                                        76,650     2,252,744
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   TOTAL                                                             10,087,005
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   HEALTHCARE (12.2%)
*  AdvancePCS                                              41,680     1,899,358
   Biomet, Inc.                                            45,230     1,520,180
*  Biovail Corp.                                           40,100     1,489,715
*  Charles River Laboratories                              30,800       945,252
   Health Management Associates, Inc. - Class A            88,080     1,921,025
*  IDEC Pharmaceuticals Corp.                              29,800       987,870
*  Lincare Holdings, Inc.                                  64,530     2,365,025
*  MedImmune, Inc.                                         18,480       610,025
*  Patterson Dental Co.                                    30,602     1,762,063
*  Province Healthcare Co.                                 65,875       853,081
*  Sepracor, Inc.                                          21,360       588,254
*  St. Jude Medical, Inc.                                  16,410       882,366
*  Universal Health Services, Inc. - Class B               18,680       923,726
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   TOTAL                                                             16,747,940
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                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDUSTRIALS (21.6%)
*  Apollo Group, Inc. - Class A                            32,450     2,142,674
*  ARAMARK Corp. - Class B                                 48,500     1,213,955
*  Career Education Corp.                                  45,060     2,041,218
   Cintas Corp.                                            37,500     1,381,500
*  The Corporate Executive Board Co.                       80,168     3,763,887
   Deere & Co.                                             24,740     1,318,889
   Expeditors International of Washington, Inc.            37,700     1,297,257
   Fastenal Co.                                            71,140     2,689,092
   Graco, Inc.                                             64,260     2,412,963
*  Hewitt Associates, Inc. - Class A                       45,230     1,101,351
*  L-3 Communications Holdings, Inc.                       39,370     1,702,753
   Manpower, Inc.                                          23,670       878,157
   RYANAIR HOLDINGS                                        37,930     1,536,165
   SkyWest, Inc.                                           16,300       282,316
*  Stericycle, Inc.                                        58,520     2,760,388
*  Swift Transportation Co., Inc.                         133,880     3,037,737
--------------------------------------------------------------------------------
   TOTAL                                                             29,560,302
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (33.0%)
   Adobe Systems, Inc.                                     30,550     1,199,393
*  Amdocs, Ltd.                                            74,280     1,396,464
   CDW Corp.                                               43,020     2,483,975
*  Cognos, Inc.                                            64,310     1,994,896
   Diebold, Inc.                                           26,380     1,336,147
*  Electronic Arts, Inc.                                   12,620     1,163,943
   Fair Isaac Corp.                                        43,020     2,536,459
*  Fiserv, Inc.                                            83,489     3,024,806
   Infosys Technologies, Ltd., ADR                         11,615       790,656
*  Integrated Circuit Systems, Inc.                        79,980     2,402,599
*  Intersil Corp. - Class A                                92,030     2,190,314
*  Intuit, Inc.                                            34,573     1,667,802
*  Jabil Circuit, Inc.                                     99,080     2,581,034
*  KLA-Tencor Corp.                                        30,550     1,570,270
*  Mettler-Toledo International, Inc.                       9,900       355,905
   Microchip Technology, Inc.                             102,697     2,458,566
*  Novellus Systems, Inc.                                  68,010     2,295,338
   Paychex, Inc.                                           55,312     1,876,736
*  QLogic Corp.                                            26,170     1,230,252
*  Semtech Corp.                                           76,230     1,407,206
*  Synopsys, Inc.                                          17,200       529,244
*  UTStarcom, Inc.                                         13,800       438,978
*  VeriSign, Inc.                                          60,830       819,380
*  VERITAS Software Corp.                                  62,370     1,958,418
*  Waters Corp.                                            84,800     2,326,064
*  Zebra Technologies Corp. - Class A                      61,125     3,152,215
--------------------------------------------------------------------------------
   TOTAL                                                             45,187,060
--------------------------------------------------------------------------------

                          ----------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                          ----------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (1.9%)
   Praxair, Inc.                                           32,810     2,032,580
   Sigma-Aldrich Corp.                                     11,700       607,698
--------------------------------------------------------------------------------
   TOTAL                                                              2,640,278
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $110,404,795)                                            126,379,998
--------------------------------------------------------------------------------

   MONEY MARKET INVESTMENTS (7.8%)
   FEDERAL GOVERNMENT & AGENCIES (1.5%)
   Federal Home Loan Bank,
      1.23%, 11/14/03                                   2,000,000     1,997,494
--------------------------------------------------------------------------------

   FINANCE LESSORS (4.3%)
   Receivables Capital Corp.,
      1.04%, 10/2/03                                    3,000,000     2,999,913
   Sheffield Receivables,
      1.07%, 10/1/03                                    3,000,000     3,000,001
--------------------------------------------------------------------------------
   TOTAL                                                              5,999,914
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (2.0%)
   UBS Finance LLC,
      1.11%, 10/1/03                                    2,700,000     2,700,000
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $10,697,408)                                              10,697,408
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.2%)
     (COST $121,102,203)(a)                                         137,077,406
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-0.2%)                                         (337,312)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        136,740,094
--------------------------------------------------------------------------------

*  Non-Income Producing

   ADR - American Depositary Receipt

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $121,102,203 and the net unrealized appreciation of investments based on that cost was $15,975,203 which is comprised of $17,698,556 aggregate gross unrealized appreciation and $1,723,353 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           -------------------------
                           INTERNATIONAL EQUITY FUND
                           -------------------------

                                                              September 30, 2003

   INTERNATIONAL EQUITY FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                     Country           Shares/Par       $ Value
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS AND RIGHTS (92.6%)
   AUTOMOBILES & COMPONENTS (4.7%)
   GKN PLC                           United Kingdom       442,090     1,764,608
   Michelin CL B                     France                58,780     2,185,680
   Valeo SA                          France                22,560       823,635
   Volkswagen AG                     Germany               44,480     1,986,499
--------------------------------------------------------------------------------
   TOTAL                                                              6,760,422
--------------------------------------------------------------------------------
   BANKS (6.9%)
   Australia & New Zealand
      Banking Group, Ltd.            Australia            105,760     1,284,927
   Banca Nazionale Del Lavoro SPA    Italy                773,720     1,527,255
   Dbs Group Holdings, Ltd.          Singapore            256,000     1,910,503
   HSBC Holdings PLC                 United Kingdom       115,600     1,559,983
   Lloyds TSB Group PLC              United Kingdom       242,970     1,670,186
   Nordea AB                         Sweden               179,930     1,028,829
   Nordea AB (NDA)                   Sweden               179,410     1,022,828
--------------------------------------------------------------------------------
   TOTAL                                                             10,004,511
--------------------------------------------------------------------------------

   CAPITAL GOODS (7.5%)
   Atlas Copco AB - A Shares         Sweden                75,720     2,222,050
   BAE Systems PLC                   United Kingdom       732,000     2,043,123
   Hutchison Whampoa, Ltd.           Hong Kong            233,000     1,700,005
   KCI Konecranes International PLC  Finland               35,290     1,039,342
   Kurita Water Industries, Ltd.     Japan                 49,000       587,307
   Rolls Royce Group PLC             United Kingdom       173,340       463,659
   Toto, Ltd.                        Japan                180,000     1,445,285
   Volvo AB - Class B                Sweden                57,810     1,337,745
--------------------------------------------------------------------------------
   TOTAL                                                             10,838,516
--------------------------------------------------------------------------------

   COMMERCIAL SERVICES & SUPPLIES (2.5%)
   Adecco SA-Reg                     Switzerland           40,770     2,014,420
   Brambles Industries PLC           United Kingdom       297,215       838,214
   Societe Bic SA                    France                18,578       791,841
--------------------------------------------------------------------------------
   TOTAL                                                              3,644,475
--------------------------------------------------------------------------------

   CONSUMER DURABLES & APPAREL (3.2%)
   Royal Philips Electronics NV      Netherlands          123,587     2,800,747
   Sony Corp.                        Japan                 50,400     1,759,477
--------------------------------------------------------------------------------
   TOTAL                                                              4,560,224
--------------------------------------------------------------------------------

                                     Country           Shares/Par       $ Value
--------------------------------------------------------------------------------
   DIVERSIFIED FINANCIALS (3.5%)
   ING Groep NV                      Netherlands           92,130     1,687,672
   Nomura Holdings, Inc.             Japan                 72,200     1,163,317
   Swire Pacific Limited - Class A   Hong Kong            278,500     1,643,566
   Swire Pacific Limited - Class B   Hong Kong            598,500       537,149
--------------------------------------------------------------------------------
   TOTAL                                                              5,031,704
--------------------------------------------------------------------------------

   ENERGY (7.4%)
   CNOOC, Ltd.                       China                 42,570     1,463,131
   ENI SPA                           Italy                 87,970     1,344,084
   Husky Energy, Inc.                Canada                40,700       618,289
   IHC Caland NV                     Netherlands           24,160     1,243,590
   Norsk Hydro ASA                   Norway                35,750     1,818,939
   Repsol Ypf SA                     Spain                106,100     1,743,414
   Shell Transport &
      Trading Co. PLC                United Kingdom       303,290     1,871,937
   Total Fina Elf SA                 France                 3,970       599,175
--------------------------------------------------------------------------------
   TOTAL                                                             10,702,559
--------------------------------------------------------------------------------

   FOOD & DRUG RETAILERS (1.2%)
   J. Sainsbury PLC                  United Kingdom       379,190     1,708,838
--------------------------------------------------------------------------------

   FOOD, BEVERAGE & TOBACCO (3.6%)
   Cadbury
      Schweppes PLC                  United Kingdom       280,010     1,721,272
   Nestle SA                         Switzerland            9,360     2,158,201
   Unilever PLC                      United Kingdom       164,590     1,405,532
--------------------------------------------------------------------------------
   TOTAL                                                              5,285,005
--------------------------------------------------------------------------------

   HEALTHCARE EQUIPMENT & SERVICES (1.1%)
   Amersham PLC                      United Kingdom       189,845     1,654,710
--------------------------------------------------------------------------------

   INSURANCE (7.1%)
   ACE, Ltd.                         Cayman Islands        49,460     1,636,137
*  Axa SA - Rights                   France                     -         4,372
   Axa SA                            France                93,854     1,581,537
   Riunione Adriatica
      Di Sicurta SPA                 Italy                 96,015     1,464,767
   Sompo Japan Insurance, Inc.       Japan                236,000     1,706,915
   Swiss Re                          Switzerland           36,590     2,324,626
   XL Capital, Ltd. - Class A        Bermuda               20,300     1,572,032
--------------------------------------------------------------------------------
   TOTAL                                                             10,290,386
--------------------------------------------------------------------------------

   LEISURE, ENTERTAINMENT & HOTELS (0.9%)
   Accor                             France                35,700     1,314,584
--------------------------------------------------------------------------------

                           -------------------------
                           INTERNATIONAL EQUITY FUND
                           -------------------------

                                     Country           Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (10.5%)
   Akzo Nobel NV                     Netherlands           51,780     1,614,242
   Alumina, Ltd.                     Australia            405,550     1,399,932
   BASF AG                           Germany               44,220     1,923,906
   Bayer AG                          Germany               56,770     1,223,063
   Broken Hill Property
      Billiton, Ltd.                 Australia            348,770     2,492,845
   Companhia Vale do Rio Doce, ADR   Brazil                34,750     1,282,275
   Norske Skogindustrier             Norway               123,180     2,033,825
   Stora Enso OYJ - Class R          Finland              141,510     1,751,776
   Upm-kymmene OYJ                   Finland               84,760     1,420,397
--------------------------------------------------------------------------------
   TOTAL                                                             15,142,261
--------------------------------------------------------------------------------

   MEDIA (0.2%)
   Wolters Kluwer NV                 Netherlands           21,540       309,040
--------------------------------------------------------------------------------

   PHARMACEUTICALS & BIOTECHNOLOGY (4.8%)
   Aventis SA                        France                41,620     2,159,276
*  CK Life Sciences
      International, Inc.            Hong Kong              2,560           588
   Glaxosmithkline PLC               United Kingdom        77,740     1,613,174
   Ono Pharmaceutical Co., Ltd.      Japan                 41,000     1,468,021
*  Shire Pharmaceuticals Group       United Kingdom       238,840     1,730,086
--------------------------------------------------------------------------------
   TOTAL                                                              6,971,145
--------------------------------------------------------------------------------

   REAL ESTATE (1.2%)
   Cheung Kong Holdings, Ltd.        Hong Kong            223,000     1,763,830
--------------------------------------------------------------------------------

   RETAILING (1.0%)
   Marks & Spencer Group PLC         United Kingdom       296,009     1,504,875
--------------------------------------------------------------------------------

   SEMICONDUCTORS & RELATED DEVICES (1.7%)
   Samsung Electronics               South Korea            7,390     2,518,698
--------------------------------------------------------------------------------

   SOFTWARE & COMPUTER SERVICES (2.7%)
*  Check Point Software Tech         Israel                81,590     1,370,712
   Nintendo Co., Ltd.                Japan                 13,800     1,156,228
   Sap AG                            Germany               11,490     1,404,971
--------------------------------------------------------------------------------
   TOTAL                                                              3,931,911
--------------------------------------------------------------------------------


                                     Country           Shares/Par       $ Value
--------------------------------------------------------------------------------
   TECHNOLOGY HARDWARE & EQUIPMENT (3.7%)
*  Celestica, Inc.                   Canada                87,600     1,382,697
   Hitachi, Ltd.                     Japan                332,000     1,842,546
   Toshiba Corp.                     Japan                493,000     2,074,117
--------------------------------------------------------------------------------
   TOTAL                                                              5,299,360
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (7.4%)
   BCE, Inc.                         Canada                91,050     1,966,807
   KT Corp. Spons, ADR               South Korea           82,460     1,643,428
   Nippon Telegraph &
      Telephone Corp.                Japan                    414     1,875,164
   Telecom Corp. of
      New Zealand, Ltd.              New Zealand          521,870     1,599,418
*  Telefonica SA, ADR                Spain                 54,193     1,921,142
   Telefonos de Mexico SA, ADR       Mexico                55,280     1,688,804
--------------------------------------------------------------------------------
   TOTAL                                                             10,694,763
--------------------------------------------------------------------------------

   TRANSPORTATION (3.9%)
   British Airways PLC               United Kingdom       267,250       738,165
   Deutsche Post AG                  Germany              150,380     2,548,069
   East Japan Railway Co.            Japan                    233     1,128,344
   Nippon Express Co., Ltd.          Japan                309,000     1,291,707
--------------------------------------------------------------------------------
   TOTAL                                                              5,706,285
--------------------------------------------------------------------------------

   UTILITIES (5.9%)
   E.On AG                           Germany               31,420     1,533,128
   Endesa SA                         Spain                 92,230     1,425,284
   Hong Kong Electric
      Holdings, Ltd.                 Hong Kong            332,248     1,280,715
   Iberdrola SA                      Spain                 82,830     1,393,842
   Korea Electric
      Power Corp.                    South Korea           48,010       903,723
   Suez Lyonnaise                    France               129,390     2,053,783
--------------------------------------------------------------------------------
   TOTAL                                                              8,590,475
--------------------------------------------------------------------------------

   TOTAL FOREIGN COMMON
     STOCKS AND RIGHTS
     (COST $115,931,616)                                            134,228,577
--------------------------------------------------------------------------------

                           -------------------------
                           INTERNATIONAL EQUITY FUND
                           -------------------------

                                                              September 30, 2003

                                     Country           Shares/Par       $ Value
--------------------------------------------------------------------------------
   MONEY MARKET INVESTMENTS (7.3%)
   FINANCE LESSORS (2.1%)
   Receivables Capital Corp.,
      1.08%, 10/21/03                United States      2,998,200     2,998,200
--------------------------------------------------------------------------------

   PHARMACEUTICAL PREPARATIONS (2.1%)
   Pfizer, Inc., 1.02%, 10/23/03     United States      2,998,130     2,998,130
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (3.1%)
   Transamerica Financial Corp.,
      1.05%, 10/8/03                 United States      2,999,388     2,999,388
   UBS Finance LLC, 1.11%, 10/1/03   United States      1,600,000     1,600,000
--------------------------------------------------------------------------------
   TOTAL                                                              4,599,388
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $10,595,717)                                              10,595,717
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.9%)
     (COST $126,527,333)(a)                                         144,824,294
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (0.1%)                                            192,991
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        145,017,285
--------------------------------------------------------------------------------

*  Non-Income Producing

   ADR - American Depositary Receipt

(a)At September 30, 2003, the aggregate cost of securities for federal tax purposes was $126,527,333 and the net unrealized appreciation of investments based on that cost was $18,296,961 which is comprised of $24,410,144 aggregate gross unrealized appreciation and $6,113,183 aggregate gross unrealized depreciation.

INVESTMENT PERCENTAGES BY COUNTRY:
 United Kingdom                 15.4%
 Japan                          12.1%
 France                          8.0%
 Germany                         7.3%
 Netherlands                     5.3%
 Other                          51.9%
-------------------------------------
 TOTAL                         100.0%
-------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------

                                                              September 30, 2003

INDEX 400 STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (95.3%)
   CONSUMER DISCRETIONARY (15.5%)
*  99 Cents Only Stores                                    11,400       368,676
*  Abercrombie & Fitch Co. - Class A                       15,800       437,818
*  American Eagle Outfitters, Inc.                         11,450       170,147
   Applebee's International, Inc.                           8,900       280,172
   ArvinMeritor, Inc.                                      11,075       197,246
   Bandag, Inc.                                             3,100       104,563
*  Barnes & Noble, Inc.                                    10,500       266,805
   Belo Corp. - Class A                                    18,200       441,350
   Blyth, Inc.                                              7,400       199,652
   Bob Evans Farms, Inc.                                    5,700       152,247
*  Borders Group, Inc.                                     12,500       236,500
   BorgWarner, Inc.                                         4,300       291,755
*  Brinker International, Inc.                             15,650       522,084
   Callaway Golf Co.                                       12,200       174,094
*  CarMax, Inc.                                            16,700       545,422
*  Catalina Marketing Corp.                                 8,600       130,634
   CBRL Group, Inc.                                         8,000       283,840
*  The Cheesecake Factory, Inc.                             8,300       300,211
*  Chico's FAS, Inc.                                       13,800       422,832
   Claire's Stores, Inc.                                    7,900       264,334
*  Coach, Inc.                                             14,700       802,620
   D.R. Horton, Inc.                                       23,700       774,990
*  Dollar Tree Stores, Inc.                                18,450       618,075
*  Emmis Communications Corp. - Class A                     8,700       175,566
*  Entercom Communications Corp. - Class A                  8,300       372,006
*  Extended Stay America, Inc.                             15,200       226,936
*  Furniture Brands International, Inc.                     9,000       216,900
*  Gentex Corp.                                            12,300       428,532
   GTECH Holdings Corp.                                     9,100       389,935
   Harte-Hanks, Inc.                                       14,250       262,770
*  Hovananian Enterprises, Inc.                             4,800       308,976
   International Speedway Corp. - Class A                   8,600       377,454
*  Krispy Kreme Doughnuts, Inc.                             9,400       361,900
*  Lear Corp.                                              10,600       557,984
   Lee Enterprises, Inc.                                    7,200       278,424
   Lennar Corp.                                            11,400       886,806
   Mandalay Resort Group                                    9,600       380,256
   Media General, Inc. - Class A                            3,800       232,180
   Michaels Stores, Inc.                                   10,800       440,208
   Modine Manufacturing Co.                                 5,400       128,520
*  Mohawk Industries, Inc.                                 10,600       755,992
*  The Neiman Marcus Group, Inc. - Class A                  7,700       321,090
*  O'Reilly Automotive, Inc.                                8,600       316,222
   Outback Steakhouse, Inc.                                12,200       462,014
*  Park Place Entertainment Corp.                          48,600       437,886

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY (CONTINUED)
*  Payless ShoeSource, Inc.                                10,921       141,318
*  PETsMART, Inc.                                          22,700       515,290
   Pier 1 Imports, Inc.                                    14,500       278,980
   The Reader's Digest Association, Inc.                   15,800       221,042
*  Rent-A-Center, Inc.                                     12,100       390,830
   Ross Stores, Inc.                                       12,400       574,864
   Ruby Tuesday, Inc.                                      10,300       248,333
*  Saks, Inc.                                              23,000       265,190
*  Scholastic Corp.                                         6,300       181,377
*  Six Flags, Inc.                                         14,900        78,374
   Superior Industries International, Inc.                  4,300       174,365
*  The Timberland Co. - Class A                             5,800       247,428
*  Toll Brothers, Inc.                                     11,300       343,746
*  Unifi, Inc.                                              8,700        41,760
*  Univision Communications, Inc. - Class A                14,960       477,673
   The Washington Post Co. - Class B                        1,500       997,499
*  Westwood One, Inc.                                      16,500       498,135
*  Williams-Sonoma, Inc.                                   18,600       501,828
--------------------------------------------------------------------------------
   TOTAL                                                             22,482,656
--------------------------------------------------------------------------------

   CONSUMER STAPLES (4.5%)
*  BJ's Wholesale Club, Inc.                               11,200       216,944
   Church & Dwight Co., Inc.                                6,500       227,435
*  Constellation Brands, Inc. - Class A                    16,800       512,232
*  Dean Foods Co.                                          24,937       773,795
   The Dial Corp.                                          15,400       331,716
*  Energizer Holdings, Inc.                                13,500       496,395
   Hormel Foods Corp.                                      22,300       512,454
   Interstate Bakeries Corp.                                7,200       108,000
   The J.M. Smucker Co.                                     7,980       336,437
   Lancaster Colony Corp.                                   5,800       230,666
   Longs Drug Stores Corp.                                  6,000       120,780
   PepsiAmericas, Inc.                                     23,200       336,168
   Ruddick Corp.                                            7,500       116,550
   Sensient Technologies Corp.                              7,600       159,600
*  Smithfield Foods, Inc.                                  17,700       339,840
   Tootsie Roll Industries, Inc.                            8,352       258,912
   Tyson Foods, Inc. - Class A                             56,590       799,617
   Universal Corp.                                          4,000       168,520
*  Whole Foods Market, Inc.                                 9,600       529,728
--------------------------------------------------------------------------------
   TOTAL                                                              6,575,789
--------------------------------------------------------------------------------

   ENERGY (6.0%)
*  Cooper Cameron Corp.                                     8,800       406,648
   ENSCO International, Inc.                               24,100       646,362
*  FMC Technologies, Inc.                                  10,599       227,031
*  Forest Oil Corp.                                         7,800       186,810
*  Grant Prideco, Inc.                                     19,600       199,724
*  Hanover Compressor Co.                                  10,800       106,920

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   ENERGY (CONTINUED)
   Helmerich & Payne, Inc.                                  8,100       211,734
   Murphy Oil Corp.                                        14,800       869,500
*  National-Oilwell, Inc.                                  13,600       246,704
   Noble Energy, Inc.                                       9,300       356,190
   Overseas Shipholding Group, Inc.                         5,600       144,760
*  Patterson-UTI Energy, Inc.                              13,000       351,910
*  Pioneer Natural Resources Co.                           19,000       483,740
   Pogo Producing Co.                                      10,000       452,800
*  Pride International, Inc.                               21,700       367,815
*  Smith International, Inc.                               16,500       593,670
   Tidewater, Inc.                                          9,800       277,340
   Valero Energy Corp.                                     18,400       704,168
*  Varco International, Inc.                               15,667       264,929
*  Weatherford International, Ltd.                         21,100       797,158
   Western Gas Resources, Inc.                              5,300       201,400
   XTO Energy, Inc.                                        29,600       621,304
--------------------------------------------------------------------------------
   TOTAL                                                              8,718,617
--------------------------------------------------------------------------------

   FINANCIALS (19.2%)
   A.G. Edwards, Inc.                                      12,900       495,489
*  Allmerica Financial Corp.                                8,600       204,766
   AMB Property Corp.                                      13,100       403,611
   American Financial Group, Inc.                          11,200       243,600
*  AmeriCredit Corp.                                       25,200       259,560
   AmerUs Group Co.                                         6,300       214,200
   Arthur J. Gallagher & Co.                               14,500       410,060
   Associated Banc-Corp.                                   11,941       451,370
   Astoria Financial Corp.                                 13,300       410,970
   Bank of Hawaii Corp.                                     9,700       325,726
   Banknorth Group, Inc.                                   26,200       739,364
   Brown & Brown, Inc.                                     11,000       338,580
   City National Corp.                                      7,800       397,488
   The Colonial BancGroup, Inc.                            20,000       288,800
   Commerce Bancorp, Inc.                                  12,000       574,920
   Compass Bancshares, Inc.                                20,500       708,890
   Cullen/Frost Bankers, Inc.                               8,300       309,009
*  E*TRADE Group, Inc.                                     57,700       534,302
   Eaton Vance Corp.                                       11,200       374,976
   Everest Re Group, Ltd.                                   8,900       668,924
   Fidelity National Financial, Inc.                       21,812       655,669
   The First American Corp.                                12,300       306,270
   FirstMerit Corp.                                        13,600       336,464
   GATX Corp.                                               7,900       167,085
   Greater Bay Bancorp                                      8,400       174,720
   GreenPoint Financial Corp.                              22,550       673,343
   HCC Insurance Holdings, Inc.                            10,100       293,708
   Hibernia Corp. - Class A                                25,300       512,578
   Horace Mann Educators Corp.                              6,900       100,119
   Hospitality Properties Trust                            10,100       354,308

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (CONTINUED)
   Independence Community Bank Corp.                        8,900       310,877
   IndyMac Bancorp, Inc.                                    8,900       206,213
*  Investment Technology Group, Inc.                        7,600       145,768
   Investors Financial Services Corp.                      10,500       329,700
*  LaBranche & Co., Inc.                                    9,600       140,160
   Legg Mason, Inc.                                        10,500       758,100
   Leucadia National Corp.                                  9,600       363,360
   Liberty Property Trust                                  12,600       465,948
   M&T Bank Corp.                                          19,200     1,676,159
   Mack-Cali Realty Corp.                                   9,300       364,560
   Mercantile Bankshares Corp.                             12,800       512,000
   The MONY Group, Inc.                                     7,600       247,380
   National Commerce Financial Corp.                       33,020       821,538
   Neuberger Berman, Inc.                                  11,350       475,225
   New Plan Excel Realty Trust, Inc.                       15,700       365,810
   New York Community Bancorp, Inc.                        22,666       714,206
*  Ohio Casualty Corp.                                      9,800       142,100
   Old Republic International Corp.                        19,500       645,255
   The PMI Group, Inc.                                     14,300       482,625
   Protective Life Corp.                                   11,100       331,335
   Provident Financial Group, Inc.                          7,900       220,884
   Radian Group, Inc.                                      15,100       670,440
   Roslyn Bancorp, Inc.                                    12,400       291,152
   SEI Investments Co.                                     16,900       549,250
*  Silicon Valley Bancshares                                5,600       154,728
   Sovereign Bancorp, Inc.                                 47,100       873,705
   StanCorp Financial Group, Inc.                           4,700       270,015
   TCF Financial Corp.                                     11,700       561,015
   United Dominion Realty Trust, Inc.                      18,100       331,411
   Unitrin, Inc.                                           10,900       332,014
   W.R. Berkley Corp.                                      13,350       457,371
   Waddell & Reed Financial, Inc. - Class A                13,300       313,481
   Washington Federal, Inc.                                11,200       282,352
   Webster Financial Corp.                                  7,400       295,112
   Westamerica Bancorporation                               5,300       235,585
   Wilmington Trust Corp.                                  10,600       326,056
--------------------------------------------------------------------------------
   TOTAL                                                             27,591,759
--------------------------------------------------------------------------------

   HEALTHCARE (12.7%)
*  AdvancePCS                                              14,500       660,765
*  Apogent Technologies, Inc.                              14,800       308,728
*  Apria Healthcare Group, Inc.                             8,900       243,682
*  Barr Laboratories, Inc.                                 10,650       726,437
   Beckman Coulter, Inc.                                    9,800       446,292
*  Charles River Laboratories                               7,300       224,037
*  Community Health Systems, Inc.                          15,800       342,860
*  Covance, Inc.                                            9,900       221,562
*  Coventry Health Care, Inc.                               9,500       501,030

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   HEALTHCARE (CONTINUED)
*  Cytyc Corp.                                             18,100       272,224
   DENTSPLY International, Inc.                            12,700       569,468
*  Edwards Lifesciences Corp.                               9,800       265,384
*  First Health Group Corp.                                15,400       402,710
*  Gilead Sciences, Inc.                                   32,300     1,806,538
*  Health Net, Inc.                                        18,700       592,229
*  Henry Schein, Inc.                                       7,100       402,570
   Hillenbrand Industries, Inc.                            10,000       564,200
   ICN Pharmaceuticals, Inc.                               13,500       231,660
*  IDEC Pharmaceuticals Corp.                              25,000       828,750
*  IVAX Corp.                                              31,500       617,400
*  LifePoint Hospitals, Inc.                                6,400       153,920
*  Lincare Holdings, Inc.                                  16,900       619,385
*  Millennium Pharmaceuticals, Inc.                        47,900       737,181
   Mylan Laboratories, Inc.                                29,600     1,144,040
   Omnicare, Inc.                                          16,200       584,172
*  Oxford Health Plans, Inc.                               13,400       553,554
*  PacifiCare Health Systems, Inc.                          6,000       292,800
*  Patterson Dental Co.                                    11,000       633,380
   Perrigo Co.                                             11,200       142,576
*  Pharmaceutical Resources, Inc.                           5,400       368,388
*  Protein Design Labs, Inc.                               15,100       209,286
*  Sepracor, Inc.                                          13,600       374,544
*  Sicor, Inc.                                             19,000       366,320
*  STERIS Corp.                                            11,200       257,824
*  Triad Hospitals, Inc.                                   12,114       366,812
*  Universal Health Services, Inc. - Class B                9,400       464,830
*  Varian Medical Systems, Inc.                            11,000       632,280
*  Vertex Pharmaceuticals, Inc.                            12,400       152,520
*  VISX, Inc.                                               7,700       146,685
--------------------------------------------------------------------------------
   TOTAL                                                             18,429,023
--------------------------------------------------------------------------------

   INDUSTRIALS (11.5%)
*  AGCO Corp.                                              12,100       207,394
*  Alaska Air Group, Inc.                                   4,300       119,626
   Alexander & Baldwin, Inc.                                6,700       188,136
   ALLETE, Inc.                                            13,900       380,582
   AMETEK, Inc.                                             5,300       227,158
   Banta Corp.                                              4,100       147,600
   The Brink's Co.                                          8,800       152,768
   C.H. Robinson Worldwide, Inc.                           13,600       506,056
*  Career Education Corp.                                  15,000       679,500
   Carlisle Companies, Inc.                                 4,900       213,738
*  ChoicePoint, Inc.                                       14,033       470,106
   CNF, Inc.                                                8,000       256,400
*  Copart, Inc.                                            14,800       159,840
*  Corinthian Colleges, Inc.                                7,100       405,836
*  DeVry, Inc.                                             11,300       267,358
   Donaldson Company, Inc.                                  7,000       377,300
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDUSTRIALS (CONTINUED)
*  The Dun & Bradstreet Corp.                              12,000       498,480
*  Dycom Industries, Inc.                                   7,700       157,003
*  Education Management Corp.                               5,800       334,486
*  EGL, Inc.                                                7,600       138,168
   Expeditors International of Washington, Inc.            16,900       581,529
   Fastenal Co.                                            12,200       461,160
   Federal Signal Corp.                                     7,700       114,730
*  Flowserve Corp.                                          8,900       180,670
   Graco, Inc.                                              7,400       277,870
   Granite Construction, Inc.                               6,700       125,156
   Harsco Corp.                                             6,500       250,055
   Herman Miller, Inc.                                     11,700       266,409
   HON INDUSTRIES, Inc.                                     9,400       347,424
   Hubbell, Inc. - Class B                                  9,600       350,304
*  J.B. Hunt Transport Services, Inc.                      12,700       330,454
*  Jacobs Engineering Group, Inc.                           8,900       401,390
*  JetBlue Airways Corp.                                   10,300       627,991
   Kelly Services, Inc. - Class A                           5,700       142,158
   Kennametal, Inc.                                         5,700       213,180
*  Korn/Ferry International                                 6,100        50,325
*  L-3 Communications Holdings, Inc.                       15,400       666,050
   Manpower, Inc.                                          12,500       463,750
   Nordson Corp.                                            5,400       139,806
   Pentair, Inc.                                            8,000       318,960
   Precision Castparts Corp.                                8,500       298,350
*  Quanta Services, Inc.                                   18,700       154,649
   Republic Services, Inc.                                 25,900       586,376
   Rollins, Inc.                                            7,300       130,232
*  Sequa Corp. - Class A                                    1,700        72,777
*  Sotheby's Holdings, Inc. - Class A                       9,900       107,118
*  SPX Corp.                                               12,600       570,528
*  Stericycle, Inc.                                         6,600       311,322
*  Swift Transportation Co., Inc.                          13,400       304,046
*  Sylvan Learning Systems, Inc.                            6,651       181,439
   Tecumseh Products Co. - Class A                          3,000       111,930
   Teleflex, Inc.                                           6,400       277,952
   Trinity Industries, Inc.                                 7,400       191,290
*  United Rentals, Inc.                                    12,400       199,516
*  Valassis Communications, Inc.                            8,400       221,760
   Viad Corp.                                              14,300       341,484
   Werner Enterprises, Inc.                                10,300       235,973
   York International Corp.                                 6,400       221,376
--------------------------------------------------------------------------------
   TOTAL                                                             16,715,024
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (15.2%)
*  3Com Corp.                                              58,400       344,560
*  Activision, Inc.                                        14,150       169,093
*  Acxiom Corp.                                            13,800       217,488
   ADTRAN, Inc.                                             6,100       373,198

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (CONTINUED)
*  Advanced Fibre Communications, Inc.                     13,700       287,289
*  Advent Software, Inc.                                    5,200        83,668
*  Affiliated Computer Services, Inc. - Class A            21,400     1,041,965
*  Arrow Electronics, Inc.                                 16,300       299,757
*  Ascential Software Corp.                                 9,375       173,719
*  Atmel Corp.                                             75,600       303,156
*  Avnet, Inc.                                             19,300       318,836
*  Avocent Corp.                                            7,400       224,146
*  The BISYS Group, Inc.                                   19,300       253,795
*  Cabot Microelectronics Corp.                             3,885       216,550
*  Cadence Design Systems, Inc.                            43,100       577,540
   CDW Corp.                                               13,500       779,490
*  Ceridian Corp.                                          23,900       445,018
   Certegy, Inc.                                           10,600       340,366
*  CheckFree Corp.                                         12,800       256,000
*  CommScope, Inc.                                          9,600       115,776
*  Credence Systems Corp.                                  10,200       117,300
*  Cree, Inc.                                              11,800       218,536
*  CSG Systems International, Inc.                          8,400       124,068
*  Cypress Semiconductor Corp.                             20,300       358,904
   Diebold, Inc.                                           11,700       592,605
*  DST Systems, Inc.                                       19,200       721,920
   Fair Isaac Corp.                                         7,600       448,096
*  Fairchild Semiconductor
      International, Inc. - Class A                        18,900       313,362
*  Gartner Group, Inc. - Class B                           12,900       140,481
   Harris Corp.                                            10,700       382,953
*  Imation Corp.                                            5,700       186,105
*  Integrated Circuit Systems, Inc.                        11,200       336,448
*  Integrated Device Technology, Inc.                      16,700       207,414
*  International Rectifier Corp.                           10,400       389,376
*  Internet Security Systems, Inc.                          8,000       100,000
*  Intersil Corp. - Class A                                22,100       525,980
   Jack Henry & Associates, Inc.                           14,200       246,938
*  Keane, Inc.                                             10,800       138,024
*  KEMET Corp.                                             13,900       177,086
*  Lam Research Corp.                                      20,500       454,075
*  Lattice Semiconductor Corp.                             18,100       128,691
*  Legato Systems, Inc.                                    18,800       210,748
*  LTX Corp.                                                8,000        90,080
*  Macromedia, Inc.                                        10,000       247,400
*  Macrovision Corp.                                        7,800       144,066
*  McDATA Corp. - Class A                                  18,500       221,445
*  Mentor Graphics Corp.                                   10,900       191,077
*  Micrel, Inc.                                            14,900       181,631
   Microchip Technology, Inc.                              32,900       787,626
*  MPS Group, Inc.                                         16,400       147,600
   National Instruments Corp.                               8,300       334,075

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (CONTINUED)
*  Network Associates, Inc.                                25,200       346,752
*  Newport Corp.                                            6,200        87,420
*  Overture Services, Inc.                                 10,300       272,847
*  Plantronics, Inc.                                        7,000       167,090
*  Plexus Corp.                                             6,800       105,672
*  Polycom, Inc.                                           15,900       264,099
*  Powerwave Technologies, Inc.                            10,600        70,172
*  Quantum Corp. - DLT & Storage Systems                   27,900        85,932
*  Retek, Inc.                                              8,700        58,725
   The Reynolds and Reynolds Co. - Class A                 10,800       297,540
*  RF Micro Devices, Inc.                                  29,500       274,055
*  RSA Security, Inc.                                       9,400       134,232
*  SanDisk Corp.                                           11,200       713,888
*  Semtech Corp.                                           11,800       217,828
*  Silicon Laboratories, Inc.                               7,900       355,105
*  Storage Technology Corp.                                17,600       424,864
*  Sybase, Inc.                                            15,200       258,552
*  Synopsys, Inc.                                          24,200       744,634
*  Tech Data Corp.                                          9,100       280,735
*  The Titan Corp.                                         12,800       266,752
*  Transaction Systems Architects, Inc. - Class A           5,700        94,677
*  TriQuint Semiconductor, Inc.                            21,537       120,607
*  Varian, Inc.                                             5,500       172,260
*  Vishay Intertechnology, Inc.                            25,800       452,016
*  Wind River Systems, Inc.                                12,900        73,401
--------------------------------------------------------------------------------
   TOTAL                                                             22,025,375
--------------------------------------------------------------------------------

   MATERIALS (3.8%)
   Airgas, Inc.                                            11,600       206,480
   Albemarle Corp.                                          6,600       181,170
   Arch Coal, Inc.                                          8,500       188,785
   Bowater, Inc.                                            8,900       374,334
   Cabot Corp.                                             10,000       285,100
   Carpenter Technology Corp.                               3,600        77,184
   Crompton Corp.                                          18,478       107,357
*  Cytec Industries, Inc.                                   6,200       226,300
   Ferro Corp.                                              6,600       140,976
*  FMC Corp.                                                5,700       143,640
   IMC Global, Inc.                                        18,600       119,226
   Longview Fibre Co.                                       8,200        80,114
   The Lubrizol Corp.                                       8,300       269,335
   Lyondell Chemical Co.                                   26,000       332,280
   Martin Marietta Materials, Inc.                          7,900       287,955
   Minerals Technologies, Inc.                              3,200       162,880
   Olin Corp.                                               9,400       148,708
   P.H. Glatfelter Co.                                      7,100        83,638
*  Packaging Corp. of America                              16,900       328,198

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (CONTINUED)
   Peabody Energy Corp.                                     8,500       266,645
   Potlatch Corp.                                           4,600       136,712
   Rayonier, Inc.                                           6,750       274,050
   RPM, Inc.                                               18,600       242,916
   Sonoco Products Co.                                     15,600       342,420
   The Valspar Corp.                                        8,100       377,865
   Wausau-Mosinee Paper Corp.                               8,300       101,343
--------------------------------------------------------------------------------
   TOTAL                                                              5,485,611
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (0.6%)
*  Cincinnati Bell, Inc.                                   39,400       200,546
*  Price Communications Corp.                               8,800       109,120
   Telephone and Data Systems, Inc.                         9,300       525,822
--------------------------------------------------------------------------------
   TOTAL                                                                835,488
--------------------------------------------------------------------------------

   UTILITIES (6.3%)
   AGL Resources, Inc.                                     10,200       287,334
   Alliant Energy Corp.                                    17,400       382,800
*  Aquila, Inc.                                            31,400       106,132
   Black Hills Corp.                                        5,200       160,472
   DPL, Inc.                                               20,400       349,860
   Duquesne Light Holdings, Inc.                           12,100       186,824
   Energy East Corp.                                       23,500       527,105
   Equitable Resources, Inc.                               10,100       415,110
   Great Plains Energy, Inc.                               11,200       339,584
   Hawaiian Electric Industries, Inc.                       6,000       261,180
   IDACORP, Inc.                                            6,200       158,100
   MDU Resources Group, Inc.                               12,000       405,360
   National Fuel Gas Co.                                   13,000       297,050
   Northeast Utilities                                     21,500       385,280
   NSTAR                                                    8,600       408,500
   OGE Energy Corp.                                        13,500       304,965
   ONEOK, Inc.                                             12,100       244,057
   Pepco Holdings, Inc.                                    27,500       475,200
   Philadelphia Suburban Corp.                             11,600       279,328
   PNM Resources, Inc.                                      6,300       176,652
   Puget Energy, Inc.                                      15,100       338,693
   Questar Corp.                                           13,300       409,773
   SCANA Corp.                                             17,900       613,075
*  Sierra Pacific Resources                                18,858        91,461
   Vectren Corp.                                           12,000       283,440
   Westar Energy, Inc.                                     11,600       214,020
   WGL Holdings, Inc.                                       7,800       215,124
   Wisconsin Energy Corp.                                  18,800       574,716
   WPS Resources Corp.                                      5,200       214,240
--------------------------------------------------------------------------------
   TOTAL                                                              9,105,435
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $126,233,231)                                            137,964,777
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MONEY MARKET INVESTMENTS (4.7%)
   FEDERAL GOVERNMENT & AGENCIES (0.4%)
(b)Federal Home Loan Bank, 1.23%, 11/14/03                600,000       599,237
--------------------------------------------------------------------------------

   FINANCE LESSORS (2.0%)
(b)Receivables Capital Corp., 1.08%, 10/21/03           2,900,000     2,898,260
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (2.3%)
(b)Transamerica Financial Corp., 1.05%, 10/8/03         3,000,000     2,999,388
(b)UBS Finance LLC, 1.11%, 10/1/03                        300,000       300,000
--------------------------------------------------------------------------------
   TOTAL                                                              3,299,388
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $6,796,885)                                                6,796,885
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.0%)
     (COST $133,030,116)(a)                                         144,761,662
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (0.0%)                                           (31,172)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        144,730,490
--------------------------------------------------------------------------------

*  Non-Income Producing

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $133,030,116 and the net unrealized appreciation of investments based on that cost was $11,731,546 which is comprised of $19,829,427 aggregate gross unrealized appreciation and $8,097,881 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                   Unrealized
                                      Number of     Expiration    Appreciation
   Issuer                             Contracts        Date      (Depreciation)
--------------------------------------------------------------------------------
   S&P MidCap 400 Index Futures
      (Total notional value at
      9/30/03, $6,510,775)               25            12/03       $(131,400)

The Accompanying Notes are an Integral Part of the Financial Statements.

                               -----------------
                               GROWTH STOCK FUND
                               -----------------

                                                              September 30, 2003

   GROWTH STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (95.0%)
   CONSUMER DISCRETIONARY (16.9%)
*  AOL Time Warner, Inc.                                   75,400     1,139,294
*  Bed Bath & Beyond, Inc.                                 32,300     1,233,214
*  Best Buy Co., Inc.                                      13,000       617,760
*  Comcast Corp. - Class A                                 23,143       714,656
   Fortune Brands, Inc.                                    39,100     2,218,925
   Gannett Co., Inc.                                        6,700       519,652
   Harley-Davidson, Inc.                                   38,200     1,841,240
*  InterActiveCorp                                         18,100       598,205
*  Kohl's Corp.                                            32,200     1,722,700
   Lowe's Companies, Inc.                                  22,500     1,167,750
   McDonald's Corp.                                        38,300       901,582
   The McGraw-Hill Companies, Inc.                         23,800     1,478,694
   Newell Rubbermaid, Inc.                                  7,900       171,193
   Target Corp.                                            65,700     2,472,290
   Tribune Co.                                             31,800     1,459,620
   Viacom, Inc. - Class B                                  35,300     1,351,990
   Wendy's International, Inc.                             41,000     1,324,300
--------------------------------------------------------------------------------
   TOTAL                                                             20,933,065
--------------------------------------------------------------------------------

   CONSUMER STAPLES (11.4%)
   Altria Group, Inc.                                      29,000     1,270,200
   Anheuser-Busch Companies, Inc.                          29,000     1,430,860
   The Coca-Cola Co.                                       33,100     1,421,976
   Colgate-Palmolive Co.                                   33,100     1,849,959
*  Dean Foods Co.                                          36,450     1,131,044
   General Mills, Inc.                                     12,900       607,203
   PepsiCo, Inc.                                           41,080     1,882,696
   Wal-Mart Stores, Inc.                                   51,400     2,870,690
   Walgreen Co.                                            55,900     1,712,776
--------------------------------------------------------------------------------
   TOTAL                                                             14,177,404
--------------------------------------------------------------------------------

   ENERGY (4.5%)
   ConocoPhillips                                          28,143     1,540,829
   EOG Resources, Inc.                                     29,700     1,239,678
   Exxon Mobil Corp.                                       54,584     1,997,775
*  Nabors Industries, Ltd.                                  9,900       368,874
*  Noble Corp.                                             13,400       455,466
--------------------------------------------------------------------------------
   TOTAL                                                              5,602,622
--------------------------------------------------------------------------------

   FINANCIALS (15.2%)
   American Express Co.                                    36,500     1,644,690
   American International Group, Inc.                      22,700     1,309,790
   Citigroup, Inc.                                         66,400     3,021,864
   Fifth Third Bancorp                                     33,650     1,866,566
   The Goldman Sachs Group, Inc.                           17,300     1,451,470
   Lehman Brothers Holdings, Inc.                          24,200     1,671,736
   Marsh & McLennan Companies, Inc.                        26,900     1,280,709
   Morgan Stanley Dean Witter & Co.                        37,500     1,892,250

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (CONTINUED)
   Principal Financial Group, Inc.                         54,200     1,679,658
   Prudential Financial, Inc.                              24,800       926,528
   Wells Fargo & Co.                                       41,500     2,137,250
--------------------------------------------------------------------------------
   TOTAL                                                             18,882,511
--------------------------------------------------------------------------------

   HEALTHCARE (15.6%)
   Abbott Laboratories                                     29,700     1,263,735
   AmerisourceBergen Corp.                                 19,800     1,070,190
*  Amgen, Inc.                                             31,700     2,046,869
*  Boston Scientific Corp.                                  9,900       631,620
   Eli Lilly and Co.                                       27,300     1,621,620
*  Forest Laboratories, Inc.                               19,100       982,695
   Johnson & Johnson                                       33,400     1,653,968
   Medtronic, Inc.                                         66,100     3,101,412
   Merck & Co., Inc.                                       11,800       597,316
   Pfizer, Inc.                                           109,400     3,323,572
   Teva Pharmaceutical Industries, Ltd., ADR               35,200     2,011,680
   UnitedHealth Group, Inc.                                20,000     1,006,400
--------------------------------------------------------------------------------
   TOTAL                                                             19,311,077
--------------------------------------------------------------------------------

   INDUSTRIALS (5.6%)
*  American Standard Companies, Inc.                       24,300     2,047,275
   Avery Dennison Corp.                                       800        40,416
   FedEx Corp.                                             27,100     1,746,053
   General Electric Co.                                   105,900     3,156,879
--------------------------------------------------------------------------------
   TOTAL                                                              6,990,623
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (19.6%)
*  Analog Devices, Inc.                                    22,000       836,440
*  Applied Materials, Inc.                                 15,200       275,728
*  ASML Holding NV                                         22,200       291,486
*  Cisco Systems, Inc.                                     86,600     1,692,164
*  Dell, Inc.                                              36,200     1,208,718
*  Electronic Arts, Inc.                                   12,900     1,189,767
*  EMC Corp.                                               22,400       282,912
   First Data Corp.                                        42,500     1,698,300
*  Fiserv, Inc.                                            32,137     1,164,324
   Hewlett-Packard Co.                                     86,000     1,664,960
   Intel Corp.                                            113,500     3,122,385
   International Business Machines Corp.                   27,700     2,446,741
*  Intuit, Inc.                                            12,300       593,352
   Microsoft Corp.                                        177,200     4,924,387
   Nokia Corp., ADR                                        80,300     1,252,680
   Texas Instruments, Inc.                                 64,100     1,461,480
--------------------------------------------------------------------------------
   TOTAL                                                             24,105,824
--------------------------------------------------------------------------------

                               -----------------
                               GROWTH STOCK FUND
                               -----------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (3.5%)
   Air Products and Chemicals, Inc.                        41,000     1,849,100
   Ecolab, Inc.                                            70,800     1,787,700
   PPG Industries, Inc.                                    12,600       657,972
--------------------------------------------------------------------------------
   TOTAL                                                              4,294,772
--------------------------------------------------------------------------------

   OTHER HOLDINGS (1.7%)
*  Nasdaq-100 Trust, Series 1                              15,500       502,510
*  Semiconductor HOLDRS (SM) Trust                         46,300     1,592,720
--------------------------------------------------------------------------------
   TOTAL                                                              2,095,230
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (1.0%)
   Vodafone Group PLC, ADR                                 62,800     1,271,700
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $106,977,147)                                            117,664,828
--------------------------------------------------------------------------------

   MONEY MARKET INVESTMENTS (5.8%)
   FEDERAL GOVERNMENT & AGENCIES (0.7%)
(b)Federal Home Loan Bank, 1.23%, 11/14/03                900,000       898,856
--------------------------------------------------------------------------------

   FINANCE LESSORS (2.5%)
(b)Receivables Capital Corp.,
      1.04%, 10/2/03                                    3,000,000     2,999,914
--------------------------------------------------------------------------------

   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.4%)
(b)Delaware Funding Corp.,
      1.04%, 10/17/03                                   3,000,000     2,998,613
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (0.2%)
(b)UBS Finance LLC, 1.11%, 10/1/03                        300,000       300,000
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $7,197,383)                                                7,197,383
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.8%)
     (COST $114,174,530)(a)                                         124,862,211
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-0.8%)                                       (1,021,063)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        123,841,148
--------------------------------------------------------------------------------

*  Non-Income Producing

   ADR - American Depositary Receipt

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $114,174,530 and the net unrealized appreciation of investments based on that cost was $10,687,681 which is comprised of $12,152,436 aggregate gross unrealized appreciation and $1,464,755 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                   Unrealized
                                      Number of     Expiration    Appreciation
   Issuer                             Contracts        Date      (Depreciation)
--------------------------------------------------------------------------------
   S&P 500(R) Index Futures
      (Total notional value at
      9/30/03, $1,520,775)                6            12/03        $(29,625)

The Accompanying Notes are an Integral Part of the Financial Statements.

                           -------------------------
                           LARGE CAP CORE STOCK FUND
                           -------------------------

                                                              September 30, 2003

   LARGE CAP CORE STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (93.6%)
   CONSUMER DISCRETIONARY (9.4%)
*  AOL Time Warner, Inc.                                   72,800     1,100,008
*  Bed Bath & Beyond, Inc.                                 15,700       599,426
*  Best Buy Co., Inc.                                      13,000       617,760
*  Comcast Corp. - Class A                                 23,772       734,079
   Fortune Brands, Inc.                                    18,100     1,027,175
   Gannett Co., Inc.                                        7,600       589,456
*  Lear Corp.                                              18,300       963,312
*  Liberty Media Corp. - Class A                          126,600     1,262,202
   McDonald's Corp.                                        37,900       892,166
   Newell Rubbermaid, Inc.                                  2,400        52,008
   NIKE, Inc. - Class B                                    12,300       748,086
   Omnicom Group, Inc.                                      8,700       625,095
   Target Corp.                                            30,250     1,138,308
   The TJX Companies, Inc.                                 28,200       547,644
   Viacom, Inc. - Class B                                  20,000       766,000
--------------------------------------------------------------------------------
   TOTAL                                                             11,662,725
--------------------------------------------------------------------------------

   CONSUMER STAPLES (10.3%)
   Altria Group, Inc.                                      33,600     1,471,680
   Anheuser-Busch Companies, Inc.                          23,700     1,169,358
   The Coca-Cola Co.                                       31,900     1,370,424
*  Dean Foods Co.                                          26,400       819,192
   General Mills, Inc.                                     12,400       583,668
   The Gillette Co.                                        17,200       550,056
   PepsiCo, Inc.                                           40,000     1,833,200
   The Procter & Gamble Co.                                18,100     1,680,042
   Wal-Mart Stores, Inc.                                   44,000     2,457,400
   Walgreen Co.                                            25,100       769,064
--------------------------------------------------------------------------------
   TOTAL                                                             12,704,084
--------------------------------------------------------------------------------

   ENERGY (5.1%)
   ConocoPhillips                                          25,910     1,418,573
   Devon Energy Corp.                                      10,400       501,176
   EOG Resources, Inc.                                     28,200     1,177,068
   Exxon Mobil Corp.                                       73,600     2,693,760
*  Noble Corp.                                             13,500       458,865
--------------------------------------------------------------------------------
   TOTAL                                                              6,249,442
--------------------------------------------------------------------------------

   FINANCIALS (15.9%)
   American Express Co.                                    18,100       815,586
   American International Group, Inc.                      27,300     1,575,210
   Bank One Corp.                                          29,300     1,132,445
   The Chubb Corp.                                          8,800       570,944
   Citigroup, Inc.                                         93,200     4,241,532
   Countrywide Financial Corp.                              9,900       774,972
   Fifth Third Bancorp                                     19,700     1,092,759
   The Goldman Sachs Group, Inc.                           15,200     1,275,280
   The Hartford Financial Services Group, Inc.             10,800       568,404

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (CONTINUED)
   Lehman Brothers Holdings, Inc.                          17,400     1,201,992
   Marsh & McLennan Companies, Inc.                        14,100       671,301
   Morgan Stanley                                          12,000       605,520
   Prudential Financial, Inc.                              34,300     1,281,448
   Travelers Property Casualty Corp. - Class A             73,837     1,172,532
   U.S. Bancorp                                            52,200     1,252,278
   Wells Fargo & Co.                                       29,300     1,508,950
--------------------------------------------------------------------------------
   TOTAL                                                             19,741,153
--------------------------------------------------------------------------------

   HEALTHCARE (14.0%)
   Abbott Laboratories                                     29,100     1,238,205
   AmerisourceBergen Corp.                                 13,500       729,675
*  Amgen, Inc.                                             32,400     2,092,068
*  Boston Scientific Corp.                                  9,700       618,860
   Eli Lilly and Co.                                       27,100     1,609,740
*  Forest Laboratories, Inc.                               18,600       956,970
   Guidant Corp.                                           17,800       833,930
   Johnson & Johnson                                       26,800     1,327,136
   Medtronic, Inc.                                         30,200     1,416,984
   Pfizer, Inc.                                            98,774     3,000,754
   Teva Pharmaceutical Industries, Ltd., ADR               34,500     1,971,675
   UnitedHealth Group, Inc.                                16,300       820,216
   Wyeth                                                   15,800       728,380
--------------------------------------------------------------------------------
   TOTAL                                                             17,344,593
--------------------------------------------------------------------------------

   INDUSTRIALS (8.6%)
   3M Co.                                                  22,400     1,547,168
   Avery Dennison Corp.                                       600        30,312
   Canadian National Railway Co.                           18,400       957,168
   FedEx Corp.                                             14,800       953,564
   General Electric Co.                                   106,100     3,162,841
   Honeywell International, Inc.                           27,480       724,098
   Lockheed Martin Corp.                                   21,800     1,006,070
   United Technologies Corp.                               16,900     1,306,032
   Waste Management, Inc.                                  35,800       936,886
--------------------------------------------------------------------------------
   TOTAL                                                             10,624,139
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (17.6%)
*  Analog Devices, Inc.                                    21,500       817,430
*  Applied Materials, Inc.                                 14,900       270,286
*  ASML Holding NV                                         21,800       286,234
*  Cisco Systems, Inc.                                    171,100     3,343,294
*  Dell, Inc.                                              33,100     1,105,209
*  EMC Corp.                                               22,000       277,860
   First Data Corp.                                        40,600     1,622,376
*  Fiserv, Inc.                                            31,900     1,155,737
   Hewlett-Packard Co.                                     69,699     1,349,373
   Intel Corp.                                            104,400     2,872,044

                           -------------------------
                           LARGE CAP CORE STOCK FUND
                           -------------------------
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (CONTINUED)
   International Business Machines Corp.                   22,600     1,996,258
   Microsoft Corp.                                        158,700     4,410,271
   Nokia Corp., ADR                                        79,120     1,234,272
*  Oracle Corp.                                            50,600       567,732
   Texas Instruments, Inc.                                 23,300       531,240
--------------------------------------------------------------------------------
   TOTAL                                                             21,839,616
--------------------------------------------------------------------------------

   MATERIALS (5.2%)
   Air Products and Chemicals, Inc.                        20,600       929,060
   Alcoa, Inc.                                             20,700       541,512
   E. I. du Pont de Nemours and Co.                        27,600     1,104,276
   Ecolab, Inc.                                            51,000     1,287,750
   Monsanto Co.                                            28,500       682,290
   PPG Industries, Inc.                                    10,500       548,310
   Temple-Inland, Inc.                                     15,200       737,960
   Weyerhaeuser Co.                                         9,600       561,120
--------------------------------------------------------------------------------
   TOTAL                                                              6,392,278
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (4.2%)
*  AT&T Wireless Services, Inc.                            72,100       589,778
*  Nextel Communications, Inc. - Class A                   65,300     1,285,757
   SBC Communications, Inc.                                34,491       767,425
   Verizon Communications, Inc.                            49,800     1,615,512
   Vodafone Group PLC, ADR                                 43,300       876,825
--------------------------------------------------------------------------------
   TOTAL                                                              5,135,297
--------------------------------------------------------------------------------

   UTILITIES (3.3%)
   Dominion Resources, Inc.                                20,500     1,268,949
   DTE Energy Co.                                          15,300       564,417
*  Edison International                                    16,525       315,628
*  PG&E Corp.                                              34,700       829,330
   Pinnacle West Capital Corp.                             31,079     1,103,305
--------------------------------------------------------------------------------
   TOTAL                                                              4,081,629
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $107,085,253)                                            115,774,956
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MONEY MARKET INVESTMENTS (6.5%)
   FEDERAL GOVERNMENT & AGENCIES (0.7%)
(b)Federal Home Loan Bank, 1.23%, 11/14/03                900,000       898,856
--------------------------------------------------------------------------------

   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.4%)
(b)Delaware Funding Corp., 1.04%, 10/17/03              3,000,000     2,998,613
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (3.4%)
(b)Transamerica Financial Corp., 1.06%, 10/24/03        3,000,000     2,998,026
(b)UBS Finance LLC, 1.11%, 10/1/03                      1,100,000     1,100,000
--------------------------------------------------------------------------------
   TOTAL                                                              4,098,026
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $7,995,495)                                                7,995,495
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.1%)
     (COST $115,080,748)(a)                                         123,770,451
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-0.1%)                                          (66,639)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        123,703,812
--------------------------------------------------------------------------------

*  Non-Income Producing

   ADR - American Depositary Receipt

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $115,080,748 and the net unrealized appreciation of investments based on that cost was $8,689,703 which is comprised of $11,008,616 aggregate gross unrealized appreciation and $2,318,913 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                   Unrealized
                                      Number of     Expiration    Appreciation
   Issuer                             Contracts        Date      (Depreciation)
--------------------------------------------------------------------------------
   S&P 500(R) Index Futures
      (Total notional value at
      9/30/03, $2,281,262)                9            12/03        $(44,538)

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              INDEX 500 STOCK FUND
                              --------------------

                                                              September 30, 2003

   INDEX 500 STOCK FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMON STOCK (95.3%)
   CONSUMER DISCRETIONARY (10.5%)
*  American Greetings Corp. - Class A                       1,000        19,430
*  AOL Time Warner, Inc.                                   70,500     1,065,255
*  AutoNation, Inc.                                         4,400        77,176
*  AutoZone, Inc.                                           1,400       125,342
*  Bed Bath & Beyond, Inc.                                  4,600       175,628
*  Best Buy Co., Inc.                                       5,050       239,976
*  Big Lots, Inc.                                           1,800        28,458
   The Black & Decker Corp.                                 1,200        48,660
   Brunswick Corp.                                          1,400        35,952
   Carnival Corp.                                           9,818       322,914
   Centex Corp.                                             1,000        77,880
   Circuit City Stores, Inc.                                3,200        30,496
   Clear Channel Communications, Inc.                       9,600       367,680
*  Comcast Corp. - Class A                                 35,284     1,089,570
   Cooper Tire & Rubber Co.                                 1,200        19,044
   Dana Corp.                                               2,378        36,693
   Darden Restaurants, Inc.                                 2,650        50,350
   Delphi Automotive Systems Corp.                          8,829        79,902
   Dillard's, Inc. - Class A                                1,300        18,174
   Dollar General Corp.                                     5,190       103,800
   Dow Jones & Company, Inc.                                1,300        61,555
   Eastman Kodak Co.                                        4,500        94,230
*  eBay, Inc.                                              10,000       535,100
   Family Dollar Stores, Inc.                               2,700       107,703
   Federated Department Stores, Inc.                        2,937       123,060
   Ford Motor Co.                                          28,644       308,496
   Fortune Brands, Inc.                                     2,300       130,525
   Gannett Co., Inc.                                        4,200       325,752
   The Gap, Inc.                                           13,962       239,029
   General Motors Corp.                                     8,804       360,348
   Genuine Parts Co.                                        2,750        87,945
*  The Goodyear Tire & Rubber Co.                           2,700        17,739
   Harley-Davidson, Inc.                                    4,725       227,745
   Harrah's Entertainment, Inc.                             1,700        71,587
   Hasbro, Inc.                                             2,750        51,370
   Hilton Hotels Corp.                                      5,900        95,698
   The Home Depot, Inc.                                    36,050     1,148,193
   International Game Technology                            5,400       152,010
*  The Interpublic Group of Companies, Inc.                 6,100        86,132
   J.C. Penney Co., Inc.                                    4,225        90,288
   Johnson Controls, Inc.                                   1,400       132,440
   Jones Apparel Group, Inc.                                2,000        59,860
   KB Home                                                    700        41,762
   Knight-Ridder, Inc.                                      1,300        86,710
*  Kohl's Corp.                                             5,300       283,550
   Leggett & Platt, Inc.                                    3,000        64,890
   The Limited, Inc.                                        8,184       123,415
   Liz Claiborne, Inc.                                      1,700        57,885

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY (CONTINUED)
   Lowe's Companies, Inc.                                  12,200       633,180
   Marriott International, Inc. -
      Class A                                               3,600       154,908
   Mattel, Inc.                                             6,900       130,824
   The May Department Stores Co.                            4,550       112,067
   Maytag Corp.                                             1,200        29,964
   McDonald's Corp.                                        19,951       469,647
   The McGraw-Hill Companies, Inc.                          3,000       186,390
   Meredith Corp.                                             800        36,936
   The New York Times Co. - Class A                         2,338       101,609
   Newell Rubbermaid, Inc.                                  4,345        94,156
   NIKE, Inc. - Class B                                     4,100       249,362
   Nordstrom, Inc.                                          2,100        52,101
*  Office Depot, Inc.                                       4,800        67,440
   Omnicom Group, Inc.                                      3,000       215,550
   Pulte Corp.                                              1,000        68,010
   RadioShack Corp.                                         2,633        74,804
   Reebok International, Ltd.                                 900        30,087
   Sears, Roebuck & Co.                                     4,400       192,412
   The Sherwin-Williams Co.                                 2,327        68,437
   Snap-On, Inc.                                              866        23,945
   The Stanley Works                                        1,300        38,376
*  Staples, Inc.                                            7,600       180,500
*  Starbucks Corp.                                          6,100       175,680
   Starwood Hotels & Resorts
      Worldwide, Inc.                                       3,100       107,880
   Target Corp.                                            14,300       538,109
   Tiffany & Co.                                            2,300        85,859
   The TJX Companies, Inc.                                  8,000       155,360
*  Toys "R" Us, Inc.                                        3,300        39,699
   Tribune Co.                                              4,860       223,074
   Tupperware Corp.                                           900        12,042
*  Univision Communications, Inc. - Class A                 3,600       114,948
   V. F. Corp.                                              1,700        66,147
   Viacom, Inc. - Class B                                  27,531     1,054,437
   Visteon Corp.                                            2,052        13,543
   The Walt Disney Co.                                     32,025       645,944
   Wendy's International, Inc.                              1,800        58,140
   Whirlpool Corp.                                          1,100        74,547
*  Yum! Brands, Inc.                                        4,560       135,067
--------------------------------------------------------------------------------
   TOTAL                                                             15,888,578
--------------------------------------------------------------------------------

   CONSUMER STAPLES (10.9%)
   Adolph Coors Co. - Class B                                 600        32,256
   Alberto-Culver Co. - Class B                               900        52,938
   Albertson's, Inc.                                        5,739       118,051
   Altria Group, Inc.                                      31,774     1,391,701
   Anheuser-Busch Companies, Inc.                          13,032       642,999
   Archer-Daniels-Midland Co.                              10,137       132,896

                              --------------------
                              INDEX 500 STOCK FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CONSUMER STAPLES (CONTINUED)
   Avon Products, Inc.                                      3,725       240,486
   Brown-Forman Corp. - Class B                               906        71,683
   Campbell Soup Co.                                        6,424       170,236
   The Clorox Co.                                           3,400       155,958
   The Coca-Cola Co.                                       38,625     1,659,330
   Coca-Cola Enterprises, Inc.                              7,100       135,326
   Colgate-Palmolive Co.                                    8,424       470,817
   ConAgra Foods, Inc.                                      8,400       178,416
*  Costco Wholesale Corp.                                   7,100       220,668
   CVS Corp.                                                6,200       192,572
   General Mills, Inc.                                      5,800       273,006
   The Gillette Co.                                        16,000       511,680
   H.J. Heinz Co.                                           5,500       188,540
   Hershey Foods Corp.                                      2,100       152,628
   Kellogg Co.                                              6,400       213,440
   Kimberly-Clark Corp.                                     7,923       406,608
*  The Kroger Co.                                          11,822       211,259
   McCormick & Co., Inc.                                    2,200        60,324
   The Pepsi Bottling Group, Inc.                           4,300        88,494
   PepsiCo, Inc.                                           26,900     1,232,827
   The Procter & Gamble Co.                                20,322     1,886,288
   R.J. Reynolds Tobacco Holdings, Inc.                     1,300        51,402
*  Safeway, Inc.                                            6,900       158,286
   Sara Lee Corp.                                          12,140       222,890
   SUPERVALU, Inc.                                          2,100        50,106
   SYSCO Corp.                                             10,225       334,460
   UST, Inc.                                                2,600        91,468
   Wal-Mart Stores, Inc.                                   68,667     3,835,053
   Walgreen Co.                                            16,100       493,304
   Winn-Dixie Stores, Inc.                                  2,200        21,230
   Wm. Wrigley Jr. Co.                                      3,500       193,550
--------------------------------------------------------------------------------
   TOTAL                                                             16,543,176
--------------------------------------------------------------------------------

   ENERGY (5.4%)
   Amerada Hess Corp.                                       1,400        70,140
   Anadarko Petroleum Corp.                                 3,919       163,657
   Apache Corp.                                             2,570       178,204
   Ashland, Inc.                                            1,100        36,135
   Baker Hughes, Inc.                                       5,310       157,123
*  BJ Services Co.                                          2,500        85,425
   Burlington Resources, Inc.                               3,131       150,914
   ChevronTexaco Corp.                                     16,711     1,194,001
   ConocoPhillips                                          10,598       580,241
   Devon Energy Corp.                                       3,600       173,484
   EOG Resources, Inc.                                      1,800        75,132
   Exxon Mobil Corp.                                      104,699     3,831,982
   Halliburton Co.                                          6,846       166,016
   Kerr-McGee Corp.                                         1,595        71,201
   Marathon Oil Corp.                                       4,900       139,650
*  Nabors Industries, Ltd.                                  2,300        85,698

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   ENERGY (CONTINUED)
*  Noble Corp.                                              2,100        71,379
   Occidental Petroleum Corp.                               5,900       207,857
*  Rowan Companies, Inc.                                    1,500        36,870
   Schlumberger, Ltd.                                       9,100       440,440
   Sunoco, Inc.                                             1,200        48,264
*  Transocean Sedco Forex, Inc.                             4,987        99,740
   Unocal Corp.                                             4,000       126,080
--------------------------------------------------------------------------------
   TOTAL                                                              8,189,633
--------------------------------------------------------------------------------

   FINANCIALS (19.9%)
   ACE, Ltd.                                                4,100       135,628
   AFLAC, Inc.                                              8,000       258,400
   The Allstate Corp.                                      11,025       402,743
   Ambac Financial Group, Inc.                              1,700       108,800
   American Express Co.                                    20,325       915,845
   American International Group, Inc.                      40,919     2,361,026
   AmSouth Bancorporation                                   5,500       116,710
   Aon Corp.                                                4,925       102,686
   Apartment Investment and Management Co. - Class A        1,500        59,040
   Bank of America Corp.                                   23,429     1,828,399
   The Bank of New York Co., Inc.                          12,127       353,017
   Bank One Corp.                                          17,858       690,212
   BB&T Corp.                                               8,700       312,417
   The Bear Stearns Companies, Inc.                         1,592       119,082
   Capital One Financial Corp.                              3,500       199,640
   The Charles Schwab Corp.                                21,200       252,492
   Charter One Financial, Inc.                              3,540       108,324
   The Chubb Corp.                                          2,900       188,152
   Cincinnati Financial Corp.                               2,540       101,498
   Citigroup, Inc.                                         80,715     3,673,340
   Comerica, Inc.                                           2,750       128,150
   Countrywide Financial Corp.                              2,000       156,560
   Equity Office Properties Trust                           6,300       173,439
   Equity Residential Properties Trust                      4,300       125,904
   Fannie Mae                                              15,323     1,075,675
   Federated Investors Inc. - Class B                       1,700        47,090
   Fifth Third Bancorp                                      9,014       500,007
   First Tennessee National Corp.                           2,000        84,920
   FleetBoston Financial Corp.                             16,523       498,168
   Franklin Resources, Inc.                                 4,000       176,840
   Freddie Mac                                             10,800       565,380
   Golden West Financial Corp.                              2,400       214,824
   The Goldman Sachs Group, Inc.                            7,400       620,860
   The Hartford Financial Services Group, Inc.              4,400       231,572
   Huntington Bancshares, Inc.                              3,572        70,690
   J.P. Morgan Chase & Co.                                 31,790     1,091,351
   Janus Capital Group, Inc.                                3,700        51,689
   Jefferson-Pilot Corp.                                    2,200        97,636

                              --------------------
                              INDEX 500 STOCK FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (CONTINUED)
   John Hancock Financial Services, Inc.                    4,500       152,100
   KeyCorp                                                  6,600       168,762
   Lehman Brothers Holdings, Inc.                           3,822       264,024
   Lincoln National Corp.                                   2,800        99,064
   Loews Corp.                                              2,900       117,073
   Marsh & McLennan Companies, Inc.                         8,340       397,067
   Marshall & Ilsley Corp.                                  3,600       113,472
   MBIA, Inc.                                               2,250       123,683
   MBNA Corp.                                              20,025       456,570
   Mellon Financial Corp.                                   6,723       202,631
   Merrill Lynch & Co., Inc.                               14,600       781,538
   MetLife, Inc.                                           11,949       335,169
   MGIC Investment Corp.                                    1,500        78,105
   Moody's Corp.                                            2,325       127,805
   Morgan Stanley                                          17,036       859,637
   National City Corp.                                      9,624       283,523
   North Fork Bancorporation, Inc.                          2,500        86,875
   Northern Trust Corp.                                     3,500       148,540
   Plum Creek Timber Co., Inc.                              2,900        73,776
   The PNC Financial Services Group, Inc.                   4,433       210,922
   Principal Financial Group, Inc.                          5,100       158,049
   The Progressive Corp.                                    3,400       234,974
   ProLogis                                                 2,800        84,700
*  Providian Financial Corp.                                4,500        53,055
   Prudential Financial, Inc.                               8,600       321,296
   Regions Financial Corp.                                  3,524       120,697
   SAFECO Corp.                                             2,200        77,572
   Simon Property Group, Inc.                               3,000       130,740
   SLM Corp.                                                7,100       276,616
   SouthTrust Corp.                                         5,300       155,767
   The St. Paul Companies, Inc.                             3,582       132,641
   State Street Corp.                                       5,200       234,000
   SunTrust Banks, Inc.                                     4,400       265,628
   Synovus Financial Corp.                                  4,750       118,703
   T. Rowe Price Group, Inc.                                1,900        78,394
   Torchmark Corp.                                          1,800        73,152
   Travelers Property Casualty -
      Class B                                              15,814       251,126
   U.S. Bancorp                                            30,071       721,403
   Union Planters Corp.                                     3,100        98,084
   UnumProvident Corp.                                      4,476        66,111
   Wachovia Corp.                                          21,120       869,933
   Washington Mutual, Inc.                                 14,579       573,975
   Wells Fargo & Co.                                       26,225     1,350,588
   XL Capital, Ltd. - Class A                               2,100       162,624
   Zions Bancorporation                                     1,400        78,190
--------------------------------------------------------------------------------
   TOTAL                                                             29,966,560
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   HEALTHCARE (13.1%)
   Abbott Laboratories                                     24,425     1,039,284
   Aetna, Inc.                                              2,400       146,472
   Allergan, Inc.                                           2,000       157,460
   AmerisourceBergen Corp.                                  1,700        91,885
*  Amgen, Inc.                                             19,736     1,274,354
*  Anthem, Inc.                                             2,200       156,926
   Applera Corp. - Applied Biosystems Group                 3,300        73,623
   Bausch & Lomb, Inc.                                        800        35,320
   Baxter International, Inc.                               9,400       273,164
   Becton, Dickinson and Co.                                4,000       144,480
*  Biogen, Inc.                                             2,300        87,929
   Biomet, Inc.                                             4,000       134,440
*  Boston Scientific Corp.                                  6,424       409,851
   Bristol-Myers Squibb Co.                                30,348       778,730
   C.R. Bard, Inc.                                            800        56,800
   Cardinal Health, Inc.                                    7,025       410,190
*  Chiron Corp.                                             2,900       149,901
   CIGNA Corp.                                              2,200        98,230
   Eli Lilly and Co.                                       17,628     1,047,103
*  Forest Laboratories, Inc.                                5,700       293,265
*  Genzyme Corp.                                            3,400       157,250
   Guidant Corp.                                            4,800       224,880
   HCA, Inc.                                                8,024       295,765
   Health Management Associates, Inc. - Class A             3,700        80,697
*  Humana, Inc.                                             2,500        45,125
   IMS Health, Inc.                                         3,800        80,180
   Johnson & Johnson                                       46,564     2,305,849
*  King Pharmaceuticals, Inc.                               3,733        56,555
   Manor Care, Inc.                                         1,400        42,000
   McKesson HBOC, Inc.                                      4,521       150,504
*  Medco Health Solutions, Inc.                             4,194       108,750
*  MedImmune, Inc.                                          4,000       132,040
   Medtronic, Inc.                                         19,100       896,172
   Merck & Co., Inc.                                       35,180     1,780,812
*  Millipore Corp.                                            800        36,848
   Pfizer, Inc.                                           123,703     3,758,096
*  Quest Diagnostics, Inc.                                  1,700       103,088
   Schering-Plough Corp.                                   23,000       350,520
*  St. Jude Medical, Inc.                                   2,700       145,179
   Stryker Corp.                                            3,100       233,461
*  Tenet Healthcare Corp.                                   7,300       105,704
   UnitedHealth Group, Inc.                                 9,300       467,976
*  Watson Pharmaceuticals, Inc.                             1,700        70,873
*  WellPoint Health Networks, Inc.                          2,300       177,284
   Wyeth                                                   20,800       958,880
*  Zimmer Holdings, Inc.                                    3,530       194,503
--------------------------------------------------------------------------------
   TOTAL                                                             19,818,398
--------------------------------------------------------------------------------

                              INDEX 500 STOCK FUND

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDUSTRIALS (10.1%)
   3M Co.                                                  12,200       842,654
*  Allied Waste Industries, Inc.                            3,300        35,640
*  American Power Conversion Corp.                          3,100        53,134
*  American Standard Companies, Inc.                        1,100        92,675
*  Apollo Group, Inc. - Class A                             2,700       178,281
   Avery Dennison Corp.                                     1,700        85,884
   The Boeing Co.                                          13,170       452,126
   Burlington Northern Santa Fe Corp.                       5,827       168,225
   Caterpillar, Inc.                                        5,400       371,736
*  Cendant Corp.                                           15,972       298,517
   Cintas Corp.                                             2,700        99,468
   Cooper Industries, Ltd. - Class A                        1,500        72,045
   Crane Co.                                                  950        22,240
   CSX Corp.                                                3,300        96,525
   Cummins, Inc.                                              700        31,101
   Danaher Corp.                                            2,400       177,264
   Deere & Co.                                              3,800       202,578
   Delta Air Lines, Inc.                                    1,900        25,270
   Deluxe Corp.                                               837        33,597
   Dover Corp.                                              3,200       113,184
   Eaton Corp.                                              1,200       106,344
   Emerson Electric Co.                                     6,625       348,806
   Equifax, Inc.                                            2,200        48,994
   FedEx Corp.                                              4,720       304,110
   Fluor Corp.                                              1,300        48,529
   General Dynamics Corp.                                   3,100       241,986
   General Electric Co.                                   156,596     4,668,126
   Goodrich Corp.                                           1,800        43,632
   H&R Block, Inc.                                          2,800       120,820
   Honeywell International, Inc.                           13,450       354,408
   Illinois Tool Works, Inc.                                4,800       318,048
   Ingersoll-Rand Co. - Class A                             2,650       141,616
   ITT Industries, Inc.                                     1,400        83,776
   Lockheed Martin Corp.                                    7,100       327,665
   Masco Corp.                                              7,500       183,600
*  Monster Worldwide, Inc.                                  1,800        45,324
*  Navistar International Corp.                             1,100        41,008
   Norfolk Southern Corp.                                   6,100       112,850
   Northrop Grumman Corp.                                   2,889       249,090
   PACCAR, Inc.                                             1,800       134,442
   Pall Corp.                                               1,900        42,636
   Parker-Hannifin Corp.                                    1,850        82,695
   Pitney Bowes, Inc.                                       3,636       139,332
*  Power-One, Inc.                                          1,300        13,377
   R.R. Donnelley & Sons Co.                                1,733        43,100
   Raytheon Co.                                             6,400       179,200
*  Robert Half International, Inc.                          2,700        52,650
   Rockwell Automation, Inc.                                2,900        76,125
   Rockwell Collins, Inc.                                   2,800        70,700
   Ryder System, Inc.                                       1,000        29,320

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDUSTRIALS (CONTINUED)
   Southwest Airlines Co.                                  12,180       215,586
   Textron, Inc.                                            2,100        82,845
*  Thomas & Betts Corp.                                       900        14,265
   Tyco International, Ltd.                                31,270       638,846
   Union Pacific Corp.                                      4,000       232,680
   United Parcel Service, Inc. - Class B                   17,600     1,122,879
   United Technologies Corp.                                7,300       564,144
   W.W. Grainger, Inc.                                      1,400        66,570
   Waste Management, Inc.                                   9,257       242,256
--------------------------------------------------------------------------------
   TOTAL                                                             15,284,524
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (16.7%)
*  ADC Telecommunications, Inc.                            12,600        29,358
   Adobe Systems, Inc.                                      3,600       141,336
*  Advanced Micro Devices, Inc.                             5,400        59,994
*  Agilent Technologies, Inc.                               7,346       162,420
*  Altera Corp.                                             6,024       113,854
*  Analog Devices, Inc.                                     5,700       216,714
*  Andrew Corp.                                             2,400        29,496
*  Apple Computer, Inc.                                     5,700       117,591
*  Applied Materials, Inc.                                 26,000       471,640
*  Applied Micro Circuits Corp.                             4,800        23,376
   Autodesk, Inc.                                           1,800        30,636
   Automatic Data Processing, Inc.                          9,350       335,198
*  Avaya, Inc.                                              6,477        70,599
*  BMC Software, Inc.                                       3,700        51,541
*  Broadcom Corp. - Class A                                 4,600       122,452
*  CIENA Corp.                                              7,400        43,734
*  Cisco Systems, Inc.                                    110,033     2,150,045
*  Citrix Systems, Inc.                                     2,600        57,408
   Computer Associates International, Inc.                  9,100       237,601
*  Computer Sciences Corp.                                  2,900       108,953
*  Compuware Corp.                                          5,900        31,624
*  Comverse Technology, Inc.                                2,900        43,384
*  Concord EFS, Inc.                                        7,600       103,892
*  Convergys Corp.                                          2,300        42,182
*  Corning, Inc.                                           19,800       186,516
*  Dell, Inc.                                              40,200     1,342,278
*  Electronic Arts, Inc.                                    2,300       212,129
   Electronic Data Systems Corp.                            7,533       152,167
*  EMC Corp.                                               34,312       433,361
   First Data Corp.                                        11,752       469,610
*  Fiserv, Inc.                                             3,000       108,690
*  Gateway, Inc.                                            5,100        28,866
   Hewlett-Packard Co.                                     47,836       926,105
   Intel Corp.                                            102,394     2,816,858
   International Business Machines Corp.                   27,051     2,389,414
*  Intuit, Inc.                                             3,200       154,368

                              --------------------
                              INDEX 500 STOCK FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (CONTINUED)
*  Jabil Circuit, Inc.                                      3,100        80,755
*  JDS Uniphase Corp.                                      22,400        80,640
*  KLA-Tencor Corp.                                         3,000       154,200
*  Lexmark International Group, Inc. - Class A              2,000       126,020
   Linear Technology Corp.                                  4,900       175,469
*  LSI Logic Corp.                                          5,900        53,041
*  Lucent Technologies, Inc.                               64,784       139,933
   Maxim Integrated Products, Inc.                          5,100       201,450
*  Mercury Interactive Corp.                                1,300        59,033
*  Micron Technology, Inc.                                  9,500       127,490
   Microsoft Corp.                                        168,200     4,674,277
   Molex, Inc.                                              2,950        84,341
   Motorola, Inc.                                          36,260       434,032
*  National Semiconductor Corp.                             2,814        90,864
*  NCR Corp.                                                1,500        47,535
*  Network Appliance, Inc.                                  5,300       108,809
*  Novell, Inc.                                             5,800        30,914
*  Novellus Systems, Inc.                                   2,300        77,625
*  Nvidia Corp.                                             2,500        39,778
*  Oracle Corp.                                            82,125       921,443
*  Parametric Technology Corp.                              4,100        12,792
   Paychex, Inc.                                            5,925       201,035
*  PeopleSoft, Inc.                                         5,800       105,502
   PerkinElmer, Inc.                                        2,000        30,620
*  PMC-Sierra, Inc.                                         2,600        34,297
*  QLogic Corp.                                             1,500        70,515
   QUALCOMM, Inc.                                          12,400       516,336
   Sabre Holdings Corp. - Class A                           2,211        47,514
*  Sanmina-SCI Corp.                                        8,000        77,600
   Scientific-Atlanta, Inc.                                 2,300        71,645
*  Siebel Systems, Inc.                                     7,700        74,844
*  Solectron Corp.                                         13,000        76,050
*  Sun Microsystems, Inc.                                  50,649       167,648
*  SunGard Data Systems, Inc.                               4,500       118,395
*  Symantec Corp.                                           2,300       144,946
   Symbol Technologies, Inc.                                3,650        43,618
*  Tektronix, Inc.                                          1,300        32,175
*  Tellabs, Inc.                                            6,500        44,135
*  Teradyne, Inc.                                           2,900        53,940
   Texas Instruments, Inc.                                 27,125       618,450
*  Thermo Electron Corp.                                    2,500        54,250
*  Unisys Corp.                                             5,100        69,003
*  VERITAS Software Corp.                                   6,538       205,293
*  Waters Corp.                                             1,900        52,117
*  Xerox Corp.                                             12,200       125,172
*  Xilinx, Inc.                                             5,300       151,103
*  Yahoo!, Inc.                                             9,500       336,110
--------------------------------------------------------------------------------
   TOTAL                                                             25,258,144
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (2.6%)
   Air Products and Chemicals, Inc.                         3,600       162,360
   Alcoa, Inc.                                             13,286       347,562
   Allegheny Technologies, Inc.                             1,300         8,515
   Ball Corp.                                                 900        48,600
   Bemis Company, Inc.                                        800        35,440
   Boise Cascade Corp.                                        900        24,840
   The Dow Chemical Co.                                    14,311       465,680
   E. I. du Pont de Nemours and Co.                        15,627       625,236
   Eastman Chemical Co.                                     1,200        40,200
   Ecolab, Inc.                                             4,100       103,525
   Engelhard Corp.                                          2,000        55,340
   Freeport-McMoRan Copper & Gold, Inc. - Class B           2,600        86,060
   Georgia-Pacific Corp.                                    3,896        94,439
   Great Lakes Chemical Corp.                                 800        16,088
*  Hercules, Inc.                                           1,700        19,261
   International Flavors & Fragrances, Inc.                 1,425        47,139
   International Paper Co.                                  7,486       292,104
*  Louisiana-Pacific Corp.                                  1,600        22,048
   MeadWestvaco Corp.                                       3,176        80,988
   Monsanto Co.                                             4,140        99,112
   Newmont Mining Corp.                                     6,258       244,625
   Nucor Corp.                                              1,200        55,056
*  Pactiv Corp.                                             2,500        50,700
*  Phelps Dodge Corp.                                       1,396        65,333
   PPG Industries, Inc.                                     2,700       140,994
   Praxair, Inc.                                            2,500       154,875
   Rohm and Haas Co.                                        3,505       117,242
*  Sealed Air Corp.                                         1,314        62,060
   Sigma-Aldrich Corp.                                      1,100        57,134
   Temple-Inland, Inc.                                        800        38,840
   United States Steel Corp.                                1,600        29,408
   Vulcan Materials Co.                                     1,600        63,856
   Weyerhaeuser Co.                                         3,400       198,730
   Worthington Industries, Inc.                             1,300        16,328
--------------------------------------------------------------------------------
   TOTAL                                                              3,969,718
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (3.3%)
   ALLTEL Corp.                                             4,900       227,066
   AT&T Corp.                                              12,282       264,677
*  AT&T Wireless Services, Inc.                            42,531       347,904
   BellSouth Corp.                                         28,900       684,352
   CenturyTel, Inc.                                         2,200        74,558
*  Citizens Communications Co.                              4,400        49,324
*  Nextel Communications, Inc. - Class A                   16,117       317,344
*  Qwest Communications International, Inc.                26,600        90,440

                              --------------------
                              INDEX 500 STOCK FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES (CONTINUED)
   SBC Communications, Inc.                                52,018     1,157,401
   Sprint Corp.                                            14,100       212,910
*  Sprint Corp. (PCS Group)                                16,000        91,680
   Verizon Communications, Inc.                            43,054     1,396,671
--------------------------------------------------------------------------------
   TOTAL                                                              4,914,327
--------------------------------------------------------------------------------

   UTILITIES (2.8%)
*  The AES Corp.                                            9,625        71,418
*  Allegheny Energy, Inc.                                   2,000        18,280
   Ameren Corp.                                             2,500       107,275
   American Electric Power Co., Inc.                        6,200       186,000
*  Calpine Corp.                                            6,000        29,340
   CenterPoint Energy, Inc.                                 4,773        43,768
   Cinergy Corp.                                            2,800       102,760
   CMS Energy Corp.                                         2,300        16,951
   Consolidated Edison, Inc.                                3,525       143,679
   Constellation Energy Group, Inc.                         2,600        93,028
   Dominion Resources, Inc.                                 4,842       299,720
   DTE Energy Co.                                           2,600        95,914
   Duke Energy Corp.                                       14,162       252,225
*  Dynegy, Inc. - Class A                                   5,800        20,880
*  Edison International                                     5,100        97,410
   El Paso Corp.                                            9,368        68,386
   Entergy Corp.                                            3,500       189,525
   Exelon Corp.                                             5,037       319,850
   FirstEnergy Corp.                                        4,637       147,920
   FPL Group, Inc.                                          2,900       183,280
   KeySpan Corp.                                            2,500        87,700
   Kinder Morgan, Inc.                                      1,900       102,619
   Nicor, Inc.                                                700        24,598
   NiSource, Inc.                                           4,151        82,937
   Peoples Energy Corp.                                       600        24,828
*  PG&E Corp.                                               6,400       152,960
   Pinnacle West Capital Corp.                              1,400        49,700
   PPL Corp.                                                2,598       106,388
   Progress Energy, Inc.                                    3,793       168,637
   Public Service Enterprise Group, Inc.                    3,524       148,008
   Sempra Energy                                            3,251        95,449
   The Southern Co.                                        11,300       331,316
   TECO Energy, Inc.                                        2,900        40,078
   TXU Corp.                                                5,097       120,085
   The Williams Companies, Inc.                             8,100        76,302
   Xcel Energy, Inc.                                        6,240        96,533
--------------------------------------------------------------------------------
   TOTAL                                                              4,195,747
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK
     (COST $147,110,730)                                            144,028,805
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MONEY MARKET INVESTMENTS (4.6%)
   FEDERAL GOVERNMENT & AGENCIES (0.7%)
(b)Federal Home Loan Bank, 1.23%, 11/14/03              1,100,000     1,098,622
--------------------------------------------------------------------------------

   FINANCE LESSORS (2.0%)
(b)Receivables Capital Corp., 1.04%, 10/2/03            3,000,000     2,999,913
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (1.9%)
(b)UBS Finance LLC, 1.11%, 10/1/03                      2,900,000     2,900,000
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $6,998,535)                                                6,998,535
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (99.9%)
     (COST $154,109,265)(a)                                         151,027,340
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (0.1%)                                            104,903
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        151,132,243
--------------------------------------------------------------------------------

*  Non-Income Producing

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $154,109,265 and the net unrealized depreciation of investments based on that cost was $3,081,925 which is comprised of $11,510,027 aggregate gross unrealized appreciation and $14,591,952 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                 Unrealized
                                   Number of      Expiration    Appreciation
   Issuer                          Contracts         Date      (Depreciation)
--------------------------------------------------------------------------------
   S&P 500(R) Index Futures
      (Total notional value at
      9/30/03, $7,107,025)             28           12/03        $(148,325)

   The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003
   ASSET ALLOCATION FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   DOMESTIC COMMON STOCKS
     AND WARRANTS (40.8%)
   LARGE CAP COMMON STOCK (27.9%)
   CONSUMER DISCRETIONARY (5.1%)
*  AOL Time Warner, Inc.                                   26,400       398,904
*  Bed Bath & Beyond, Inc.                                 10,400       397,072
*  Best Buy Co., Inc.                                       4,300       204,336
*  Comcast Corp. - Class A                                  7,700       237,776
   Fortune Brands, Inc.                                    15,100       856,925
   Gannett Co., Inc.                                        4,800       372,288
   Harley-Davidson, Inc.                                   13,400       645,880
*  InterActiveCorp                                          7,300       241,265
*  Kohl's Corp.                                            11,000       588,500
   McDonald's Corp.                                        13,100       308,374
   The McGraw-Hill Companies, Inc.                          8,200       509,466
   Newell Rubbermaid, Inc.                                  2,100        45,507
   Omnicom Group, Inc.                                      7,600       546,060
   Target Corp.                                            19,700       741,311
   Tribune Co.                                             11,000       504,900
   Viacom, Inc. - Class B                                  11,900       455,770
   Wendy's International, Inc.                             13,800       445,740
--------------------------------------------------------------------------------
   TOTAL                                                              7,500,074
--------------------------------------------------------------------------------

   CONSUMER STAPLES (3.3%)
   Altria Group, Inc.                                      10,000       438,000
   Anheuser-Busch Companies, Inc.                           9,900       488,466
   The Coca-Cola Co.                                       11,500       494,040
   Colgate-Palmolive Co.                                    8,800       491,832
*  Dean Foods Co.                                          11,500       356,845
   General Mills, Inc.                                      4,500       211,815
   PepsiCo, Inc.                                           14,100       646,203
   Wal-Mart Stores, Inc.                                   20,100     1,122,585
   Walgreen Co.                                            19,100       585,224
--------------------------------------------------------------------------------
   TOTAL                                                              4,835,010
--------------------------------------------------------------------------------

   ENERGY (1.3%)
   ConocoPhillips                                           9,600       525,600
   EOG Resources, Inc.                                     10,300       429,922
   Exxon Mobil Corp.                                       19,800       724,680
*  Nabors Industries, Ltd.                                  2,900       108,054
*  Noble Corp.                                              3,900       132,561
--------------------------------------------------------------------------------
   TOTAL                                                              1,920,817
--------------------------------------------------------------------------------

   FINANCIALS (4.1%)
   American Express Co.                                     6,500       292,890
   American International Group, Inc.                      12,600       727,020
   The Chubb Corp.                                          6,100       395,768
   Citigroup, Inc.                                         24,100     1,096,791
   Fifth Third Bancorp                                     11,600       643,452
   The Goldman Sachs Group, Inc.                            6,200       520,180
   Lehman Brothers Holdings, Inc.                           5,200       359,216

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (CONTINUED)
   Marsh & McLennan Cos., Inc.                              7,900       376,119
   Morgan Stanley Dean Witter & Co.                        12,400       625,704
   Prudential Financial, Inc.                               5,900       220,424
   Wells Fargo & Co.                                       15,900       818,850
--------------------------------------------------------------------------------
   TOTAL                                                              6,076,414
--------------------------------------------------------------------------------

   HEALTHCARE (4.5%)
   Abbott Laboratories                                      9,800       416,990
   AmerisourceBergen Corp.                                  6,700       362,135
*  Amgen, Inc.                                             18,600     1,201,002
*  Boston Scientific Corp.                                  3,500       223,300
   Eli Lilly and Co.                                        6,500       386,100
*  Forest Laboratories, Inc.                                6,700       344,715
   Johnson & Johnson                                       11,100       549,672
   Medtronic, Inc.                                         23,000     1,079,160
   Pfizer, Inc.                                            36,100     1,096,718
   Teva Pharmaceutical Industries, Ltd., ADR               12,000       687,197
   UnitedHealth Group, Inc.                                 6,600       332,112
--------------------------------------------------------------------------------
   TOTAL                                                              6,679,101
--------------------------------------------------------------------------------

   INDUSTRIALS (1.6%)
   Canadian National Railway Co.                            6,900       358,938
   General Electric Co.                                    37,000     1,102,969
   Lockheed Martin Corp.                                    5,700       263,055
   Raytheon Co.                                            10,300       288,400
   Union Pacific Corp.                                      6,300       366,471
--------------------------------------------------------------------------------
   TOTAL                                                              2,379,833
--------------------------------------------------------------------------------

   INFORMATION TECHNOLOGY (5.5%)
*  Analog Devices, Inc.                                     7,400       281,348
*  Applied Materials, Inc.                                  5,200        94,328
*  ASML Holding NV                                          7,400        97,162
*  Cisco Systems, Inc.                                     29,200       570,568
*  Dell, Inc.                                              12,300       410,697
*  Electronic Arts, Inc.                                    3,300       304,359
*  EMC Corp.                                                7,500        94,725
   First Data Corp.                                        14,300       571,428
*  Fiserv, Inc.                                            11,000       398,530
   Hewlett-Packard Co.                                     29,200       565,312
   Intel Corp.                                             37,300     1,026,123
   International Business Machines Corp.                    9,300       821,469
*  Intuit, Inc.                                             4,300       207,432
   Microsoft Corp.                                         58,100     1,614,598
   Nokia Corp., ADR                                        27,200       424,320
*  PeopleSoft, Inc.                                         6,300       114,597
   Texas Instruments, Inc.                                 26,300       599,640
--------------------------------------------------------------------------------
   TOTAL                                                              8,196,636
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MATERIALS (1.6%)
   Air Products and Chemicals, Inc.                        14,200       640,420
   Alcoa, Inc.                                             24,100       630,456
   Ecolab, Inc.                                            24,100       608,525
   Weyerhaeuser Co.                                         6,900       403,305
--------------------------------------------------------------------------------
   TOTAL                                                              2,282,706
--------------------------------------------------------------------------------

   OTHER HOLDINGS (0.6%)
*  Nasdaq-100 Trust, Series 1                               6,200       201,004
*  Semiconductor HOLDRS (SM) Trust                         21,100       725,840
--------------------------------------------------------------------------------
   TOTAL                                                                926,844
--------------------------------------------------------------------------------

   TELECOMMUNICATION SERVICES (0.3%)
   Vodafone Group PLC, ADR                                 22,100       447,525
--------------------------------------------------------------------------------
   TOTAL LARGE CAP COMMON STOCK                                      41,244,960
--------------------------------------------------------------------------------

   SMALL CAP COMMON STOCK (12.9%)
   CONSUMER DISCRETIONARY (2.7%)
*  Alliance Gaming Corp.                                    4,300        87,204
*  AnnTaylor Stores Corp.                                   4,850       155,879
*  Coach, Inc.                                              6,500       354,900
*  Emmis Communications Corp. - Class A                     5,800       117,044
*  Entercom Communications Corp. - Class A                  2,500       112,050
   Fairmont Hotels & Resorts, Inc.                          6,200       159,650
*  The Gymboree Corp.                                      15,300       215,577
   Jones Apparel Group, Inc.                                4,800       143,664
*  Lamar Advertising Co. - Class A                          5,400       158,436
   Leggett & Platt, Inc.                                   15,100       326,613
   Michaels Stores, Inc.                                   10,500       427,980
*  O'Reilly Automotive, Inc.                               23,500       864,095
*  Orient-Express Hotel, Ltd. - Class A                     8,800       137,280
*  Penn National Gaming, Inc.                               5,900       125,788
   Polaris Industries, Inc.                                 3,200       237,280
*  Stoneridge, Inc.                                         2,400        35,304
*  Tommy Hilfiger Corp.                                    10,000       119,100
*  Westwood One, Inc.                                       5,600       169,064
--------------------------------------------------------------------------------
   TOTAL                                                              3,946,908
--------------------------------------------------------------------------------

   ENERGY (0.7%)
*  BJ Services Co.                                          4,800       164,016
*  Energy Partners, Ltd.                                   13,500       150,120
   ENSCO International, Inc.                                7,400       198,468
*  Patterson-UTI Energy, Inc.                               7,300       197,611
   Tom Brown, Inc.                                          5,700       146,490
*  Weatherford International, Ltd.                          4,400       166,232
--------------------------------------------------------------------------------
   TOTAL                                                              1,022,937
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (1.0%)
   Investors Financial Services Corp.                      24,400       766,160
   Old Republic International Corp.                         5,900       195,231
   Radian Group, Inc.                                       4,100       182,040
   SouthTrust Corp.                                         8,800       258,632
*  Trammell Crow Co.                                       10,000       124,500
--------------------------------------------------------------------------------
   TOTAL                                                              1,526,563
--------------------------------------------------------------------------------

   HEALTHCARE (3.8%)
*  AdvancePCS                                              10,900       496,713
*  The Advisory Board Co.                                   2,900       131,805
*  Bio-Rad Laboratories, Inc. - Class A                     4,200       214,200
*  Biovail Corp.                                            6,800       252,620
*  CIMA Labs, Inc.                                          6,200       173,290
   D&K Healthcare Resources, Inc.                          10,700       150,442
*  DaVita, Inc.                                            33,300     1,059,939
   Health Management Associates, Inc. -  Class A           11,800       257,358
*  Lincare Holdings, Inc.                                  31,300     1,147,145
*  Patterson Dental Co.                                     8,900       512,462
*  Province Healthcare Co.                                 33,025       427,674
*  Renal Care Group, Inc.                                   7,900       269,785
*  Select Medical Corp.                                     3,200        92,160
*  Triad Hospitals, Inc.                                    5,815       176,078
*  Universal Health Services, Inc. - Class B                5,000       247,250
--------------------------------------------------------------------------------
   TOTAL                                                              5,608,921
--------------------------------------------------------------------------------

   INDUSTRIALS (1.9%)
   C.H. Robinson Worldwide, Inc.                            8,800       327,448
   Cintas Corp.                                             3,600       132,624
*  The Corporate Executive Board Co.                        6,900       323,955
   Expeditors International of Washington, Inc.             5,600       192,696
*  Hewitt Associates, Inc. - Class A                        4,800       116,880
*  Knight Transportation, Inc.                             11,287       282,965
*  L-3 Communications Holdings, Inc.                        3,700       160,025
   Manpower, Inc.                                           1,700        63,070
   MSC Industrial Direct Co., Inc. - Class A                9,500       198,075
*  P.A.M. Transportation Services, Inc.                     4,900       100,548
*  Resources Connection, Inc.                               1,800        43,934
   SkyWest, Inc.                                            2,700        46,764
*  Swift Transportation Co., Inc.                          12,500       283,625
   Teleflex, Inc.                                          11,600       503,788
*  Tetra Tech, Inc.                                         4,750        94,573
--------------------------------------------------------------------------------
   TOTAL                                                              2,870,970
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY (2.8%)
*  Amdocs, Ltd.                                             7,000       131,600
*  Brooks Automation, Inc.                                 10,104       211,174
*  CACI International, Inc. - Class A                       2,400       102,840
   CDW Corp.                                                3,400       196,316
*  Cognos, Inc.                                             7,800       241,956
*  Cree, Inc.                                               6,700       124,084
   Diebold, Inc.                                            3,100       157,015
*  Documentum, Inc.                                         5,000       106,550
*  Electronics For Imaging, Inc.                            4,500       104,940
*  EPIQ Systems, Inc.                                      10,265       174,094
*  Hyperion Solutions Corp.                                 1,300        37,531
*  Integrated Circuit Systems, Inc.                         5,600       168,224
*  Intersil Corp. - Class A                                 9,900       235,620
*  Mettler-Toledo International, Inc.                       2,100        75,495
   Microchip Technology, Inc.                               7,600       181,944
*  Novellus Systems, Inc.                                   5,900       199,125
*  O2Micro International, Ltd.                             11,500       165,715
   Paychex, Inc.                                            5,850       198,491
*  QLogic Corp.                                             2,700       126,927
*  Semtech Corp.                                           10,200       188,292
*  SigmaTel, Inc.                                           3,225        66,467
*  Tollgrade Communications, Inc.                           5,600        89,992
*  UTStarcom, Inc.                                          5,100       162,231
*  Varian, Inc.                                             6,700       209,844
*  Verint Systems, Inc.                                     3,700        79,180
*  Westell Technologies, Inc. - Class A                    13,000        97,370
*  Zebra Technologies Corp. - Class A                       6,000       309,420
--------------------------------------------------------------------------------
   TOTAL                                                              4,142,437
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: CELLULAR/PCS (0.0%)
   Horizon PCS, Inc. - Warrant                                 50             1
   IWO Holdings, Inc. 144A                                     50             1
--------------------------------------------------------------------------------
   TOTAL                                                                      2
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: TOWERS (0.0%)
   American Tower Corp. - Warrant                             100         1,225
--------------------------------------------------------------------------------

   TRANSPORT SERVICES (0.0%)
*  Railamerica, Inc.                                           50           500
--------------------------------------------------------------------------------
   TOTAL SMALL CAP COMMON STOCK                                      19,120,463
--------------------------------------------------------------------------------
   TOTAL DOMESTIC COMMON STOCKS AND WARRANTS
     (COST $54,827,387)                                              60,365,423
--------------------------------------------------------------------------------

   FOREIGN COMMON STOCK (12.9%)
   BASIC MATERIALS (0.6%)
   Arcelor                              Luxembourg         10,130       123,160
   BASF AG                              Germany             2,570       111,815
   CRH PLC                              Ireland             6,795       121,229

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   BASIC MATERIALS (CONTINUED)
   Novozymes A/S - B Shares             Denmark             3,530       111,001
   Rio Tinto, Ltd.                      Australia           4,650       103,454
*  SGL Carbon AG                        Germany             6,460       111,340
   UPM-Kymmene OYJ                      Finland             6,955       116,551
   Wolseley PLC                         United Kingdom     13,260       154,707
--------------------------------------------------------------------------------
   TOTAL                                                                953,257
--------------------------------------------------------------------------------

   CONSUMER CYCLICAL (2.6%)
*  Autogrill SPA                        Italy               4,805        59,594
   Bayerische Motoren Werke AG          Germany             3,405       128,674
   Berkeley Group PLC                   United Kingdom     12,335       160,976
   Beru AG                              Germany             2,305       132,067
*  British Sky Broadcasting
      Group PLC                         United Kingdom     13,800       140,889
   Daily Mail and General Trust         United Kingdom      8,600        76,477
   Denway Motors, Ltd.                  Hong Kong         238,000       144,451
   Electrolux AB - Series B             Sweden              7,145       155,639
   Eniro AB                             Sweden              9,250        72,346
   Esprit Holdings, Ltd.                Hong Kong          60,000       182,469
   Fuji Heavy Industries, Ltd.          Japan              16,000        81,923
   Greek Organization
      of Football Prognostics           Greece             10,565       129,187
   Honda Motor Co., Ltd.                Japan               4,200       168,053
   Hyundai Motor Co., Ltd.              Republic of Korea   4,690       134,973
   Li & Fung, Ltd.                      United Kingdom     76,000       120,716
   Medion AG                            Germany             2,725       105,992
   MFI Furniture Group PLC              United Kingdom     43,090       132,441
*  Modern Times Group - B Shares        Sweden              6,750       108,640
   The News Corp., Ltd., ADR            Australia           3,705       121,524
   Next PLC                             United Kingdom      6,720       125,491
   Porsche AG                           Germany                69        29,008
   Puma AG Rudolf Dassler Sport         Germany             1,620       203,749
   Rank Group PLC                       United Kingdom     23,995       105,544
   Signet Group PLC                     United Kingdom     91,695       160,721
   Swatch Group AG                      Switzerland         1,200       114,036
   Techtronic Industries Co.            Hong Kong          54,000       131,796

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   CONSUMER CYCLICAL (CONTINUED)
   USS Co., Ltd.                        Japan                 930        57,441
*  Vivendi Universal SA                 France              6,720       118,952
   VNU NV                               United Kingdom      3,935       115,342
   Volkswagen AG                        Germany             1,160        51,806
   Volvo AB                             Sweden              4,825       111,652
   Walmart de Mexico - Series V         Mexico             47,455       137,158
--------------------------------------------------------------------------------
   TOTAL                                                              3,819,727
--------------------------------------------------------------------------------

   CONSUMER DISCRETIONARY (0.1%)
   Carnival Corp.                       Panama              3,705       121,857
--------------------------------------------------------------------------------

   CONSUMER NON-CYCLICAL (1.1%)
*  Cott Corp.                           Canada              6,025       141,045
   Gallaher Group PLC                   United Kingdom     12,050       113,413
   Interbrew                            Belgium             4,420       110,050
   Kao Corp.                            Japan               6,000       126,751
   Luxottica Group SPA, ADR             Italy               8,110       115,892
   Nestle SA                            Switzerland           735       169,470
*  Numico                               Netherlands         3,045        61,772
   Parmalat Finanziaria SPA             Italy              29,000        91,015
   Reckitt Benckiser PLC                United Kingdom      8,645       173,791
   Shiseido Co., Ltd.                   Japan              10,000       114,040
   Swedish Match AB                     Sweden             27,365       208,720
   Tesco PLC                            United Kingdom     27,495       110,090
   Unilever PLC                         United Kingdom     10,896        93,048
--------------------------------------------------------------------------------
   TOTAL                                                              1,629,097
--------------------------------------------------------------------------------

   ENERGY (0.8%)
   BG Group PLC                         United Kingdom     22,675        95,311
   Boskalis Westminster - CVA           Netherlands           265         6,237
   Encana Corporation                   Canada              3,395       123,024
   ENI SPA                              Italy               9,945       151,949
   IHC Caland NV                        Netherlands         3,055       157,250
   Saipem SPA                           Italy              27,065       203,925
   Suncor Energy, Inc.                  Canada              6,470       119,863
   Technip                              France                575        56,315
*  TGS Nopec Geophysical Co. ASA        Norway              3,020        31,245
   Total Fina Elf SA                    France              1,195       180,356
--------------------------------------------------------------------------------
   TOTAL                                                              1,125,475
--------------------------------------------------------------------------------

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIALS (2.1%)
   Anglo Irish Bank Co.                 Ireland            25,400       274,202
   Banco Popolare Di Verona             Italy               7,500       105,508
   BNP Paribas SA                       France              3,680       180,422
   Cattles PLC                          United Kingdom     23,125       126,210
   Converium Holding AG                 Switzerland         2,215       101,472
   Corporacion Mapfre                   Spain              14,350       156,585
   Danske Bank                          Denmark             8,435       160,731
   Depfa Bank PLC                       Germany             1,140       109,128
   Deutsche Boerse AG                   Germany             2,855       144,629
*  Grupo Financiero BBVA Bancomer       Mexico            147,600       127,447
   HSBC Holdings PLC                    United Kingdom     10,367       139,899
   ICICI Bank, Ltd.                     India              17,430        77,837
   ING Groep NV                         Netherlands         6,668       122,147
   Kookmin Bank                         South Korea         3,620       118,658
   Lloyds TSB Group PLC                 United Kingdom     15,690       107,854
   Man Group PLC                        United Kingdom      8,535       184,907
   Manulife Financial                   Canada              4,090       118,201
   OM AB                                Sweden              9,900        98,547
*  OTP Bank RT                          Hungary            14,580       172,865
   Royal Bank of Canada                 Canada              3,055       134,361
   Royal Bank Scotland Group PLC        United Kingdom      5,993       152,339
*  Swiss Life Holding                   Switzerland           485        66,105
   Swiss Re                             Switzerland         1,860       118,166
--------------------------------------------------------------------------------
   TOTAL                                                              3,098,220
--------------------------------------------------------------------------------

   HEALTHCARE (1.0%)
*  Actelion, Ltd.                       Switzerland         1,665       142,781
*  Elekta AB - Class B                  Sweden              7,440       119,265
   Getinge AB                           Sweden              3,690       122,835
*  Nobel Biocare AB                     Sweden                 20         1,747
   Nobel Biocare Holding AG             Switzerland         1,255       109,285
   Novartis AG                          Switzerland         2,695       104,279
*  ResMed, Inc.                         Australia           3,265       143,595
   Roche Holding AG                     Switzerland         1,400       116,081
   Stada Arzneimittel AG                Germany             2,230       119,460
   Straumann AG                         Switzerland           620        64,787
   Synthes Stratec, Inc.                Switzerland           148       131,119
*  Taro Pharmaceutical
      Industries, Ltd.                  Israel              3,420       192,751
   Teva Pharmaceutical
      Industries, Ltd., ADR             Israel              2,845       161,195
--------------------------------------------------------------------------------
   TOTAL                                                              1,529,180
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDUSTRY GOODS & SERVICES (1.7%)
   Adecco SA                            Switzerland         2,630       129,944
   Alfa Laval AB                        Sweden              8,790       103,406
   Amcor, Ltd.                          Australia          20,840       122,719
   Atlas Copco AB - A Shares            Sweden              5,505       161,548
   Bunzl PLC                            United Kingdom     15,040       113,943
   Cobham PLC                           United Kingdom      5,920       116,305
   Compass Group PLC                    United Kingdom     21,855       125,996
*  Daewoo Shipbuilding                  South Korea        15,190       150,559
   Exel PLC                             United Kingdom      9,865       108,582
   Grupo Ferrovial                      Spain               6,715       186,193
   Jarvis PLC                           United Kingdom     18,160        92,475
   Meggitt PLC                          United Kingdom     32,144       124,966
   Neopost SA                           France              2,715       125,838
   Omron Corp.                          Japan               9,000       185,696
   SGS Societe Generale
      de Surveillance Holding SA        Switzerland           420       218,805
   Siemens                              Germany             2,040       120,875
   Union Miniere SA                     United Kingdom      1,445        84,139
   Vinci SA                             France              2,705       194,834
--------------------------------------------------------------------------------
   TOTAL                                                              2,466,823
--------------------------------------------------------------------------------

   TECHNOLOGY (1.2%)
*  Alliance Atlantis Communications,
      Inc. - B Shares                   Canada              3,425        55,710
   ASM Pacific Technology, Ltd.         Hong Kong          31,500       106,576
*  ASML Holding NV                      Netherlands         5,890        77,166
*  Business Objects SA                  France              4,950       125,436
   Canon, Inc.                          Japan               3,000       146,623
*  Citizen Electronics Co.              Japan                 500        37,596
   Dassault Systemes                    France              3,435       120,407
*  Ericsson LM - B Shares               Sweden             89,780       131,152
   Hoya Corp.                           Japan               1,400       108,401
   Indra Sistemas SA                    Spain               9,325       108,920
*  INFOSYS Technologies, Ltd.           India               1,167       115,379
   Keyence Corp.                        Japan                 900       191,093
   Royal Philips Electronics NV         Netherlands         6,424       145,582
   Samsung Electronics Co., Ltd.        South Korea           490       167,004
*  Taiwan Semiconductor
      Manufacturing Co., Ltd.           Taiwan             76,460       150,610
--------------------------------------------------------------------------------
   TOTAL                                                              1,787,655
--------------------------------------------------------------------------------

                                        Country        Shares/Par       $ Value
--------------------------------------------------------------------------------
   TELECOMMUNICATION SERVICES (0.8%)
*  France Telecom SA                    France              4,390       100,969
   KDDI Corp.                           Japan                  42       212,792
*  Mobistar SA                          Belgium             5,060       254,502
*  Orange SA                            France             13,175       134,251
   PT Telekomunikasi Indonesia          Indonesia         203,500       138,172
*  Tele2 AB - B shares                  Sweden              3,055       133,489
*  Telefonica SA                        Spain              12,721       150,217
   Vodafone Group PLC                   United Kingdom     63,960       127,516
--------------------------------------------------------------------------------
   TOTAL                                                              1,251,908
--------------------------------------------------------------------------------

   TRANSPORTATION (0.6%)
   A.P. Moller - Maersk A/S             Denmark                23       154,386
   Brisa-Auto Estradas Portugal SA      Portugal           21,215       123,777
*  EasyJet PLC                          United Kingdom     18,430        67,287
*  Fraport AG                           Germany             4,969       133,093
*  Golar LNG, Ltd.                      Norway              9,500       107,039
   Iberia Lineas Aereas de Espana SA    Spain              56,340       116,131
*  Neptune Orient Lines, Ltd.           Singapore         114,000       128,603
--------------------------------------------------------------------------------
   TOTAL                                                                830,316
--------------------------------------------------------------------------------

   UTILITIES (0.3%)
   Centrica PLC                         United Kingdom     41,425       124,916
   Iberdrola SA                         Spain               6,565       110,474
   National Grid Group PLC              United Kingdom     15,695       100,522
   Snam Rete Gas                        Italy              29,310       112,980
--------------------------------------------------------------------------------
   TOTAL                                                                448,892
--------------------------------------------------------------------------------
   TOTAL FOREIGN COMMON STOCK
     (COST $15,884,091)                                              19,062,407
--------------------------------------------------------------------------------

   PREFERRED STOCK (0.1%)
   TECHNOLOGY (0.1%)
   CABLE (0.1%)
   CSC Holdings, Inc. - Series H                              250        26,125
   CSC Holdings, Inc. - Series M                              763        79,733
--------------------------------------------------------------------------------
   TOTAL                                                                105,858
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: TOWERS (0.0%)
(d)Crown Castle International Corp.                             6           650
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELINE: CLEC (0.0%)
(d)Intermedia Communications, Inc.,
     13.50%, 3/31/09                                            2             6
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                     106,514
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TRANSPORTATION SERVICES (0.0%)
(d)American Commercial Lines LLC                              399             4
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCK
     (COST $130,099)                                                    106,518
--------------------------------------------------------------------------------

   REVENUE BOND (0.1%)
   MUNICIPAL BONDS - REVENUE (0.1%)
   Nashville and Davidson County,
      Tennessee Health and Educational
      Facilities Board of the
      Metropolitan Government,
      0.00%, 6/1/21 RB                                    400,000       166,616
--------------------------------------------------------------------------------
   TOTAL REVENUE BOND
     (COST $165,725)                                                    166,616
--------------------------------------------------------------------------------

   INVESTMENT-GRADE BONDS (30.2%)
   CORPORATE BONDS DOMESTIC (10.0%)
   AEROSPACE & DEFENSE (0.2%)
   Lockheed Martin Corp.,
      8.20%, 12/1/09                                      200,000       247,609
--------------------------------------------------------------------------------

   APPAREL, TEXTILE (0.0%)
   Levi Strauss & Co.,
      12.25%, 12/15/12                                     50,000        40,000
--------------------------------------------------------------------------------

   AUTO RELATED (0.3%)
   Collins & Aikman Products,
      10.75%, 12/31/11                                     75,000        64,875
   CSK Auto, Inc., 12.00%, 6/15/06                         50,000        55,875
   Toyota Motor Credit Corp.,
      2.875%, 8/1/08                                      100,000        99,340
   Toyota Motor Credit Corp.,
      5.65%, 1/15/07                                      250,000       276,764
--------------------------------------------------------------------------------
   TOTAL                                                                496,854
--------------------------------------------------------------------------------

   BEVERAGES, MALT BEVERAGES (0.5%)
   Anheuser-Busch Cos., Inc.,
      7.00%, 12/1/25                                      280,000       308,614
   Anheuser-Busch Cos., Inc.,
      7.50%, 3/15/12                                       57,000        69,762
   Coca-Cola Enterprises, Inc.,
      5.25%, 5/15/07                                      150,000       163,018
   Coca-Cola Enterprises, Inc.,
      5.375%, 8/15/06                                     250,000       271,801
--------------------------------------------------------------------------------
   TOTAL                                                                813,195
--------------------------------------------------------------------------------

   BUILDING - FOREST PRODUCTS (0.1%)
   Georgia-Pacific Corp.,
      8.875%, 2/1/10                                      100,000       109,500
--------------------------------------------------------------------------------

   CABLE (0.0%)
   Insight Midwest, 9.75%, 10/1/09                         50,000        50,375
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CHEMICALS (0.2%)
   Huntsman International LLC,
      9.875%, 3/1/09                                       25,000        26,250
   IMC Global, Inc., 11.25%, 6/1/11                        75,000        78,000
   Lyondell Chemical Co.,
      9.50%, 12/15/08                                      25,000        23,125
   Resolution Performance,
      9.50%, 4/15/10                                       25,000        25,500
   Terra Capital Corp.,
      11.50%, 6/1/10                                      100,000        92,000
--------------------------------------------------------------------------------
   TOTAL                                                                244,875
--------------------------------------------------------------------------------

   COMMERCIAL BANKS (0.5%)
   Bank of America Corp.,
      4.875%, 1/15/13                                      40,000        40,719
   Bank of America Corp.,
      7.40%, 1/15/11                                       66,000        78,400
   Bank One Corp., 5.25%, 1/30/13                         250,000       260,836
   HBOS Treasury Services,
      3.75%, 9/30/08                                      350,000       355,709
--------------------------------------------------------------------------------
   TOTAL                                                                735,664
--------------------------------------------------------------------------------

   COMMERCIAL PHYSICAL RESEARCH (0.2%)
   Monsanto Co., 7.375%, 8/15/12                          250,000       291,696
--------------------------------------------------------------------------------

   CRUDE PETROLEUM & NATURAL GAS (0.3%)
   Occidental Petroleum,
      6.75%, 1/15/12                                      196,000       225,466
   Occidental Petroleum,
      10.125%, 9/15/09                                    140,000       184,244
--------------------------------------------------------------------------------
   TOTAL                                                                409,710
--------------------------------------------------------------------------------

   DATA PROCESSING & PREPARATION (0.2%)
   Fiserv, Inc., 4.00%, 4/15/08                           350,000       354,050
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT & SUPPLIES (0.1%)
   Cooper Industries, Inc.,
      5.50%, 11/1/09                                      200,000       218,462
--------------------------------------------------------------------------------

   FINANCIAL SERVICES (0.1%)
   Thornburg Mortgage,
      8.00%, 5/15/13                                      150,000       153,750
--------------------------------------------------------------------------------

   FIRE, MARINE & CASUALTY INSURANCE (1.1%)
   Allstate Corp., 6.125%, 12/15/32                        45,000        46,871
   Berkley (WR) Corp.,
      5.875%, 2/15/13                                     200,000       207,827
   Berkley (WR) Corp.,
      9.875%, 5/15/08                                     600,000       747,101
   Progressive Corp., 6.25%, 12/1/32                      211,000       224,570
   Travelers Property Casualty,
      6.375%, 3/15/33                                     350,000       372,060
--------------------------------------------------------------------------------
   TOTAL                                                              1,598,429
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FOODS (0.0%)
   Swift & Co., 10.125%, 10/1/09                           50,000        55,250
--------------------------------------------------------------------------------

   GAMING (0.1%)
(c)Hollywood Casino Shreveport,
      13.00%, 8/1/06                                       75,000        51,844
   Majestic Star Casino LLC,
      10.875%, 7/1/06                                      50,000        52,719
--------------------------------------------------------------------------------
   TOTAL                                                                104,563
--------------------------------------------------------------------------------

   HEALTHCARE (0.2%)
   Ameripath, Inc., 10.50%, 4/1/13                        125,000       133,750
   Tenet Healthcare Corp.,
      6.375%, 12/1/11                                      50,000        47,875
   Tenet Healthcare Corp.,
      7.375%, 2/1/13                                       50,000        50,375
--------------------------------------------------------------------------------
   TOTAL                                                                232,000
--------------------------------------------------------------------------------

   HOLDING COMPANIES (0.3%)
   Berkshire Hathaway, Inc.,
      4.625%, 10/15/13 144A                               400,000       403,028
--------------------------------------------------------------------------------

   HOME CONSTRUCTION (0.0%)
   Meritage Corp., 9.75%, 6/1/11                           25,000        27,375
--------------------------------------------------------------------------------

   HOUSE FURNISHINGS (0.1%)
   Leggett & Platt, Inc., 4.70%, 4/1/13                   200,000       201,600
--------------------------------------------------------------------------------

   INDUSTRIAL SERVICES - ENGINEERING PRODUCTS (0.2%)
   Harsco Corp., 5.125%, 9/15/13                          350,000       361,140
--------------------------------------------------------------------------------

   INSURANCE (0.1%)
   Fairfax Financial Holdings,
      7.375%, 3/15/06                                      75,000        75,000
--------------------------------------------------------------------------------

   LODGING/RESORTS (0.1%)
   Corrections Corp. of America,
      7.50%, 5/1/11                                        50,000        51,563
   HMH Properties, Inc., Series B,
      7.875%, 8/1/08                                       50,000        51,375
--------------------------------------------------------------------------------
   TOTAL                                                                102,938
--------------------------------------------------------------------------------

   MEASURING & CONTROLLING DEVICES (0.1%)
   Rockwell Automation, Inc.,
      6.70%, 1/15/28                                      175,000       191,726
--------------------------------------------------------------------------------

   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.2%)
   Textron Financial Corp.,
      2.75%, 6/1/06                                       350,000       350,319
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MOTORS & GENERATORS (0.1%)
   Emerson Electric Co.,
      4.50%, 5/1/13                                        50,000        49,883
   Emerson Electric Co.,
      5.75%, 11/1/11                                      119,000       129,564
--------------------------------------------------------------------------------
   TOTAL                                                                179,447
--------------------------------------------------------------------------------

   OFFICE EQUIPMENT (0.1%)
   Xerox Corp., 7.125%, 6/15/10                            50,000        49,625
   Xerox Corp., 7.625%, 6/15/13                            50,000        49,313
--------------------------------------------------------------------------------
   TOTAL                                                                 98,938
--------------------------------------------------------------------------------

   OFFICE MACHINES (0.2%)
   Pitney Bowes Credit Corp.,
      5.75%, 8/15/08                                      250,000       278,181
--------------------------------------------------------------------------------

   OIL & GAS EXTRACTION (0.2%)
   Chevron Corp., 6.625%, 10/1/04                         250,000       261,584
--------------------------------------------------------------------------------

   OIL & GAS INDEPENDENT (0.1%)
   Tom Brown, Inc., 7.25%, 9/15/13                        100,000       103,500
--------------------------------------------------------------------------------

   OIL FIELD SERVICES (0.1%)
   Hanover Equip Trust, 8.75%, 9/1/11                      50,000        51,500
   Parker Drilling Co.,
      9.75%, 11/15/06                                      50,000        51,125
--------------------------------------------------------------------------------
   TOTAL                                                                102,625
--------------------------------------------------------------------------------

   PHARMACEUTICALS (1.4%)
   Eli Lilly and Co., 5.50%, 7/15/06                      120,000       130,764
   Johnson & Johnson, Inc.,
      3.80%, 5/15/13                                      350,000       337,930
   Johnson & Johnson, Inc.,
      4.95%, 5/15/33                                      350,000       324,403
   Johnson & Johnson, Inc.,
      6.625%, 9/1/09                                      250,000       293,876
   Johnson & Johnson, Inc.,
      6.95%, 9/1/29                                       375,000       453,158
   Merck & Co., Inc., 5.95%, 12/1/28                      320,000       343,115
   Merck & Co., Inc., 6.40%, 3/1/28                        30,000        33,915
   Pfizer, Inc., 5.625%, 4/15/09                           55,000        60,851
   Pfizer, Inc., 5.625%, 2/1/06                           120,000       130,322
--------------------------------------------------------------------------------
   TOTAL                                                              2,108,334
--------------------------------------------------------------------------------

   PRINTING & PUBLISHING (0.1%)
   Houghton Mifflin Co.,
      9.875%, 2/1/13                                      100,000       105,999
   Primedia, Inc., 7.625%, 4/1/08                          75,000        73,875
--------------------------------------------------------------------------------
   TOTAL                                                                179,874
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   PROFESSIONAL SERVICES (0.1%)
   Kindercare Learning Centers,
      9.50%, 2/15/09                                      100,000       100,500
--------------------------------------------------------------------------------

   RADIO, TV ELECTRONIC STORES (0.3%)
   RadioShack Corp., 6.95%, 9/1/07                        350,000       397,364
--------------------------------------------------------------------------------

   REFINING (0.0%)
   Tesoro Petroleum Corp.,
      9.625%, 4/1/12                                       25,000        24,875
--------------------------------------------------------------------------------

   RETAIL - GENERAL (0.1%)
   Cole National Group,
      8.875%, 5/15/12                                      75,000        73,500
   Rite Aid Corp., 9.50%, 2/15/11                          25,000        28,250
--------------------------------------------------------------------------------
   TOTAL                                                                101,750
--------------------------------------------------------------------------------

   RETAIL - RETAIL STORES (0.2%)
   Limited Brands, Inc.,
      6.125%, 12/1/12                                      70,000        76,263
   Limited Brands, Inc., 6.95%, 3/1/33                    205,000       225,964
--------------------------------------------------------------------------------
   TOTAL                                                                302,227
--------------------------------------------------------------------------------

   SAVINGS INSTITUTIONS EXCEPT FEDERAL (0.2%)
   U.S. Central Credit Union,
      2.75%, 5/30/08                                      350,000       343,770
--------------------------------------------------------------------------------

   SOAPS & TOILETRIES (0.1%)
   Jafra Cosmetics, 10.75%, 5/15/11                       100,000       108,500
--------------------------------------------------------------------------------

   STATIONERY STORES (0.3%)
   Office Depot, Inc.,
      6.25%, 8/15/13 144A                                 350,000       372,493
--------------------------------------------------------------------------------

   STEEL WIRE & RELATED PRODUCTS (0.4%)
   Hubbell, Inc., 6.375%, 5/15/12                         500,000       568,618
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS:
   CELLULAR/PCS (0.0%)
   Nextel Communications,
      7.375%, 8/1/15                                       50,000        50,500
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS:
   TOWERS (0.0%)
   American Tower Escrow,
      0.00%, 8/1/08                                        50,000        33,250
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELINE: CLEC (0.0%)
   Qwest Capital Funding,
      7.75%, 8/15/06                                       50,000        49,000
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TOILET PREPARATIONS (0.4%)
   Estee Lauder, Inc., 5.75%, 10/15/33                    250,000       251,776
   The Gillette Co., 2.50%, 6/1/08                        350,000       341,389
--------------------------------------------------------------------------------
   TOTAL                                                                593,165
--------------------------------------------------------------------------------

   UTILITY - ELECTRIC (0.1%)
   AES Corp., 9.50%, 6/1/09                                25,000        25,750
   Nevada Power Co., 8.25%, 6/1/11                         50,000        50,000
--------------------------------------------------------------------------------
   TOTAL                                                                 75,750
--------------------------------------------------------------------------------

   UTILITY - GAS (0.1%)
   Northwest Pipeline Corp.,
      8.125%, 3/1/10                                      100,000       108,500
   Williams Co., Inc., 6.75%, 1/15/06                      50,000        50,250
   Williams Co., Inc., 8.625%, 6/1/10                      50,000        53,125
--------------------------------------------------------------------------------
   TOTAL                                                                211,875
--------------------------------------------------------------------------------

   WINES & DISTILLED BEVERAGES (0.2%)
   Brown Forman Corp.,
      3.00%, 3/15/08                                      250,000       247,223
--------------------------------------------------------------------------------
   TOTAL CORPORATE
     BONDS DOMESTIC                                                  14,762,451
--------------------------------------------------------------------------------

   GOVERNMENT (DOMESTIC AND FOREIGN) AND
     AGENCY BONDS (19.7%)
   ELECTRIC SERVICES (0.1%)
   Tennessee Valley Authority,
      4.75%, 8/1/13                                       200,000       206,331
--------------------------------------------------------------------------------

   FEDERAL GOVERNMENT & AGENCIES (19.7%)
   Aid-Israel, 0.00%, 11/1/24                           1,000,000       305,723
   Federal National Mortgage
      Association, 6.00%, 5/1/11                          243,784       255,204
   Government National Mortgage
      Association, 5.50%, 4/15/32                         152,448       156,404
   Government National Mortgage
      Association, 8.00%, 8/15/26                          43,334        47,018
   Government National Mortgage
      Association, 8.00%, 10/15/26                         22,020        23,893
   Government National Mortgage
      Association, 8.00%, 7/15/27                          21,151        22,880
   Government National Mortgage
      Association TBA,
      4.50%, 10/1/25                                    2,100,000     2,036,343
   Government National Mortgage
      Association TBA,
      5.00%, 10/1/25                                      450,000       451,688
   Housing & Urban Development,
      6.08%, 8/1/13                                       150,000       169,688
   State of Israel, 7.25%, 12/15/28                       350,000       380,578
   US Treasury, 1.125%, 6/30/05                            85,000        84,711
   US Treasury, 1.25%, 5/31/05                            475,000       474,722

                             ---------------------
                             ASSET ALLOCATION FUND
                             ----------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
   US Treasury, 1.625%, 1/31/05                            65,000        65,411
   US Treasury, 1.625%, 3/31/05                            40,000        40,245
   US Treasury, 1.625%, 4/30/05                            55,000        55,322
   US Treasury, 1.625%, 9/30/05                           125,000       125,371
   US Treasury, 1.75%, 12/31/04                            30,000        30,230
   US Treasury, 2.00%, 5/15/06                            255,000       256,763
   US Treasury, 2.00%, 8/31/05                            260,000       262,803
   US Treasury, 2.125%, 10/31/04                          250,000       252,793
   US Treasury, 2.625%, 5/15/08                         3,010,000     3,002,123
   US Treasury, 3.00%, 2/29/04                            243,000       244,993
   US Treasury, 3.00%, 11/15/07                         1,970,000     2,010,554
   US Treasury, 3.00%, 2/15/08                          6,600,000     6,713,956
   US Treasury, 3.125%, 9/15/08                            50,000        50,695
   US Treasury, 4.25%, 8/15/13                             90,000        92,261
   US Treasury, 4.75%, 11/15/08                         1,280,000     1,394,250
   US Treasury, 5.25%, 5/15/04                            100,000       102,598
   US Treasury, 5.375%, 2/15/31                           145,000       155,603
   US Treasury, 5.50%, 5/15/09                          3,875,000     4,383,292
   US Treasury, 5.875%, 11/15/04                        1,280,000     1,347,750
   US Treasury, 6.50%, 5/15/05                            285,000       308,958
   US Treasury Inflation Index
      Bond, 3.375%, 1/15/07                             2,019,583     2,221,542
   US Treasury Inflation Index
      Bond, 3.625%, 1/15/08                               819,554       919,565
   US Treasury Inflation Index
      Bond, 3.875%, 4/15/29                               167,793       211,340
   US Treasury Stripped,
      0.00%, 5/15/30                                      720,000       177,942
   Vendee Mortgage Trust,
      Series 1999-1, Class 2IO,
      0.175%, 1/15/29 IO                               28,622,985       127,029
--------------------------------------------------------------------------------
   TOTAL                                                             28,962,241
--------------------------------------------------------------------------------
   TOTAL GOVERNMENT
     (DOMESTIC AND FOREIGN)
     AND AGENCY BONDS                                                29,168,572
--------------------------------------------------------------------------------

   MORTGAGE-BACKED AND
     ASSET-BACKED SECURITIES (0.5%)
   COMMERCIAL MORTGAGES (0.4%)
   Asset Securitization Corp.,
      Series 1996-MD6, Class CS1,
      1.63%, 11/13/26 IO                                  558,006         1,004
   Asset Securitization Corp.,
      Series 1996-MD6, Class CS2,
      1.10%, 11/13/26 IO                                5,000,000        14,063
   Criimi Mae Commercial Mortgage
      Trust, Series 1998-C1,
      Class B, 7.00%, 11/2/11 144A                        339,000       333,597
   Midland Realty Acceptance Corp.,
      Series 1996-C2, Class AEC,
      1.35%, 1/25/29 IO 144A                            3,244,378       151,058

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMERCIAL MORTGAGES (CONTINUED)
   Mortgage Capital Funding, Inc.,
      Series 1997-MC1, Class A3,
      7.28%, 3/20/07                                      100,000       108,007
--------------------------------------------------------------------------------
   TOTAL                                                                607,729
--------------------------------------------------------------------------------
   FRANCHISE LOAN RECEIVABLES (0.1%)
   Enterprise Mortgage Acceptance Co.,
      Series 1998-1, Class IO,
      1.37%, 1/15/23 IO 144A                            5,368,176       166,413
--------------------------------------------------------------------------------
   RESIDENTIAL MORTGAGES (0.0%)
   Blackrock Capital Finance L.P.,
      Series 1997-R3, Class B3,
      7.25%, 11/25/28 144A                                137,900         8,274
--------------------------------------------------------------------------------
   TOTAL MORTGAGE-BACKED
     AND ASSET-BACKED SECURITIES                                        782,416
--------------------------------------------------------------------------------
   TOTAL INVESTMENT-GRADE BONDS
     (COST $43,874,156)                                              44,713,439
--------------------------------------------------------------------------------

   BELOW INVESTMENT-GRADE BONDS (6.0%)
   BASIC MATERIALS (0.5%)
   CHEMICALS (0.2%)
   Huntsman Adv. Materials,
      11.00%, 7/15/10 144A                                150,000       156,000
   Huntsman International LLC,
      9.875%, 3/1/09 144A                                  25,000        26,250
   Huntsman International LLC,
      11.625%, 10/15/10 144A                               50,000        48,750
   Lyondell Chemical Co.,
      9.50%, 12/15/08                                      25,000        23,125
   Rockwood Specialties Corp.,
      10.625%, 5/15/11 144A                               100,000       106,500
--------------------------------------------------------------------------------
   TOTAL                                                                360,625
--------------------------------------------------------------------------------

   PAPER (0.2%)
   Appleton Papers, Inc.,
      12.50%, 12/15/08                                     50,000        54,500
   Buckeye Technologies, Inc.,
      8.50%, 10/1/13 144A                                  75,000        77,250
   Graphic Packaging International,
      8.50%, 8/15/11 144A                                  80,000        86,600
   Pliant Corp., 11.125%, 9/1/09 144A                      50,000        53,750
--------------------------------------------------------------------------------
   TOTAL                                                                272,100
--------------------------------------------------------------------------------

   STEEL (0.1%)
   Texas Industries, Inc.,
      10.25%, 6/15/11 144A                                 50,000        54,750
   UCAR Finance, Inc.,
      10.25%, 2/15/12                                      75,000        81,938
--------------------------------------------------------------------------------
   TOTAL                                                                136,688
--------------------------------------------------------------------------------
   TOTAL BASIC MATERIALS                                                769,413
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CAPITAL GOODS (0.6%)
   AEROSPACE (0.0%)
   TD Funding Corp.,
      8.375%, 7/15/11 144A                                 50,000        53,750
--------------------------------------------------------------------------------

   BUILDING & CONSTRUCTION (0.2%)
   Dayton Superior Corp.,
      10.75%, 9/15/08 144A                                 75,000        76,875
   H&E Equipment Services LLC,
      11.125%, 6/15/12                                    100,000        85,000
   Integrated Electrical Services, Inc.,
      9.375%, 2/1/09                                      100,000       103,000
--------------------------------------------------------------------------------
   TOTAL                                                                264,875
--------------------------------------------------------------------------------

   INDUSTRIAL EQUIPMENT (0.4%)
   Amsted Industries, Inc.,
      10.25%, 10/15/11 144A                               100,000       107,625
   Case New Holland, Inc.,
      9.25%, 8/1/11 144A                                  100,000       107,500
   Columbus McKinnon Corp.,
      10.00%, 8/1/10 144A                                  50,000        52,625
   JLG Industries, Inc., 8.25%, 5/1/08                    100,000       106,000
   Perkinelmer, Inc., 8.875%, 1/15/13                      50,000        54,500
   Rexnord Corp., 10.125%, 12/15/12                        50,000        55,500
   Trimas Corp., 9.875%, 6/15/12                          100,000       101,500
--------------------------------------------------------------------------------
   TOTAL                                                                585,250
--------------------------------------------------------------------------------
   TOTAL CAPITAL GOODS                                                  903,875
--------------------------------------------------------------------------------

   CONSUMER CYCLICAL (1.3%)
   APPAREL, TEXTILE (0.3%)
   Levi Strauss & Co.,
      11.625%, 1/15/08                                     50,000        41,000
   Oxford Industries, Inc.,
      8.875%, 6/1/11 144A                                 150,000       159,749
   Perry Ellis International, Inc.,
      8.875%, 9/15/13 144A                                 50,000        51,000
   Phillips-Van Heusen Corp.,
      8.125%, 5/1/13 144A                                  50,000        52,375
   Tommy Hilfiger USA, Inc.,
      6.85%, 6/1/08                                        50,000        49,750
   Warnaco, Inc.,
      8.875%, 6/15/13 144A                                 50,000        53,625
--------------------------------------------------------------------------------
   TOTAL                                                                407,499
--------------------------------------------------------------------------------

   AUTO RELATED (0.2%)
   Advanced Accessory Systems,
      6/15/11, 10.75% 144A                                 50,000        53,750
   Asbury Automotive Group, Inc.,
      9.00%, 6/15/12                                       50,000        50,000
   HLI Operating Co., Inc.,
      10.50%, 6/15/10 144A                                 50,000        54,500

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   AUTO RELATED (CONTINUED)
   RJ Tower Corp.,
      12.00%, 6/1/13 144A                                  50,000        50,750
   TRW Automotive, Inc.,
      9.375%, 2/15/13 144A                                 25,000        28,125
   United Components, Inc.,
      9.375%, 6/15/13 144A                                100,000       104,000
--------------------------------------------------------------------------------
   TOTAL                                                                341,125
--------------------------------------------------------------------------------

   HOME CONSTRUCTION (0.1%)
   Meritage Corp., 9.75%, 6/1/11 144A                      50,000        54,750
   Technical Olympic USA, Inc.,
      9.00%, 7/1/10                                        50,000        52,750
--------------------------------------------------------------------------------
   TOTAL                                                                107,500
--------------------------------------------------------------------------------

   HOUSEHOLD APPLIANCES (0.1%)
   Jacuzzi Brands, Inc.,
      9.625%, 7/1/10 144A                                 100,000       103,750
--------------------------------------------------------------------------------

   LEISURE RELATED (0.1%)
   Bally Total Fitness Holdings,
      Series D, 9.875%, 10/15/07                           25,000        24,000
   Premier Parks, Inc., 9.50%, 2/1/09                     100,000        95,250
   Universal City Development Corp.,
      11.75%, 4/1/10 144A                                  25,000        28,125
--------------------------------------------------------------------------------
   TOTAL                                                                147,375
--------------------------------------------------------------------------------

   LODGING/RESORTS (0.0%)
   Corrections Corp. of America,
      9.875%, 5/1/09                                       50,000        56,125
--------------------------------------------------------------------------------
   PRINTING & PUBLISHING (0.3%)
   American Achievement Corp.,
      11.625%, 1/1/07                                     100,000       111,500
   American Color Graphics, Inc.,
      10.00%, 6/15/10 144A                                 50,000        52,875
   Dex Media West,
      9.875%, 8/15/13 144A                                 75,000        84,750
   Mail-Well Corp., 9.625%, 3/15/12                        75,000        81,375
   Vertis, Inc., 10.875%, 6/15/09                         100,000       102,750
   Von Hoffman Corp.,
      10.25%, 3/15/09                                      50,000        53,375
--------------------------------------------------------------------------------
   TOTAL                                                                486,625
--------------------------------------------------------------------------------

   RETAIL - GENERAL (0.2%)
   Buhrmann U.S., Inc.,
      12.25%, 11/1/09                                     100,000       111,000
   Hines Nurseries, Inc.,
      10.25%, 10/1/11 144A                                100,000       104,500
   JC Penney Co., Inc., 8.00%, 3/1/10                      50,000        54,875

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   RETAIL - GENERAL (CONTINUED)
   Payless Shoesource, Inc.,
      8.25%, 8/1/13 144A                                   50,000        50,750
--------------------------------------------------------------------------------
   TOTAL                                                                321,125
--------------------------------------------------------------------------------
   TOTAL CONSUMER CYCLICAL                                            1,971,124
--------------------------------------------------------------------------------

   CONSUMER STAPLES (1.5%)
   CONSUMER PRODUCTS (0.1%)
   Rayovac Corp.,
      8.50%, 10/1/13 144A                                  75,000        77,250
--------------------------------------------------------------------------------

   CONTAINERS (0.2%)
   Crown Euro Holdings SA,
      10.875%, 3/1/13 144A                                 75,000        82,688
   Crown Euro Holdings SA,
      9.50%, 3/1/11 144A                                   25,000        26,875
   Owens-Brockway Glass Container,
      8.25%, 5/15/13 144A                                  75,000        76,500
   Owens-Brockway Glass Container,
      8.75%, 11/15/12                                      50,000        53,625
--------------------------------------------------------------------------------
   TOTAL                                                                239,688
--------------------------------------------------------------------------------

   DRUGS (0.1%)
   Quintiles Transnational,
      10.00%, 10/1/13 144A                                100,000       103,249
--------------------------------------------------------------------------------

   FOOD SERVICE (0.1%)
   Buffets, Inc., 11.25%, 7/15/10                          50,000        52,000
   Domino's, Inc., 8.25%, 7/1/11 144A                      75,000        79,219
   Sbarro, Inc., 11.00%, 9/15/09                           75,000        64,875
--------------------------------------------------------------------------------
   TOTAL                                                                196,094
--------------------------------------------------------------------------------

   FOODS (0.2%)
   Merisant Co., 9.50%, 7/15/13 144A                      100,000       106,999
   National Beef Packaging,
      10.50%, 8/1/11 144A                                  75,000        81,750
   Seminis Vegetable Seeds,
      10.25%, 10/1/13 144A                                 75,000        80,063
--------------------------------------------------------------------------------
   TOTAL                                                                268,812
--------------------------------------------------------------------------------

   GAMING (0.4%)
   Choctaw Resort Development,
      9.25%, 4/1/09                                        50,000        53,625
   Jacobs Entertainment, Inc.,
      11.875%, 2/1/09                                      50,000        53,500
   Majestic Investment Holdings, Inc.,
      11.653%, 11/30/07                                    50,000        54,500
   Majestic Star Casino LLC,
      9.50%, 10/15/10 144A                                100,000       102,750
   Resort International Hotel/Casino,
      11.50%, 3/15/09                                      75,000        74,344
   Venetian Casino Resort LLC,
      11.00%, 6/15/10                                      50,000        57,000

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   GAMING (CONTINUED)
   Wheeling Island Gaming,
      10.125%, 12/15/09                                   200,000       208,249
--------------------------------------------------------------------------------
   TOTAL                                                                603,968
--------------------------------------------------------------------------------

   HEALTHCARE (0.3%)
   Fisher Scientific International, Inc.,
      8.00%, 9/1/13 144A                                   75,000        79,313
   InSight Health Services,
      9.875%, 11/1/11                                     100,000       105,749
   Psychiatric Solutions, Inc.,
      10.625%, 6/15/13                                     75,000        81,938
   Select Medical Corp.,
      7.50%, 8/1/13 144A                                   75,000        77,438
   Senior Housing Property Trust,
      7.875%, 4/15/15                                      75,000        78,750
   Ventas Realty, 9.00%, 5/1/12                            50,000        55,500
--------------------------------------------------------------------------------
   TOTAL                                                                478,688
--------------------------------------------------------------------------------

   RETAIL - FOOD (0.1%)
   Delhaize America, Inc.,
      9.00%, 4/15/31                                       75,000        83,438
--------------------------------------------------------------------------------
   TOTAL CONSUMER STAPLES                                             2,051,187
--------------------------------------------------------------------------------

   ENERGY (0.4%)
   OIL & GAS INDEPENDENT (0.2%)
   Chesapeake Energy Corp.,
      7.50%, 9/15/13 144A                                 100,000       105,000
   Compton Petroleum Corp.,
      9.90%, 5/15/09                                       50,000        54,000
   Hilcorp Energy,
      10.50%, 9/1/10 144A                                 100,000       106,250
   Range Resources Corp.,
      7.375%, 7/15/13 144A                                 50,000        48,750
--------------------------------------------------------------------------------
   TOTAL                                                                314,000
--------------------------------------------------------------------------------

   OIL FIELD SERVICES (0.0%)
   El Paso Energy Partners,
      8.50%, 6/1/11                                        50,000        53,875
--------------------------------------------------------------------------------

   REFINING (0.2%)
   Citgo Petroleum Corp.,
      11.375%, 2/1/11 144A                                100,000       113,000
   Tesoro Petroleum Corp.,
      9.625%, 11/1/08                                     125,000       124,375
--------------------------------------------------------------------------------
   TOTAL                                                                237,375
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                         605,250
--------------------------------------------------------------------------------

   FINANCE (0.2%)
   BANKS (0.0%)
   Western Financial Bank-FSB,
     9.625%, 5/15/12                                       50,000        54,125
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCE COMPANIES (0.2%)
   AmeriCredit Corp.,
      9.875%, 4/15/06                                     100,000        99,000
   Metris Companies, Inc.,
      10.125%, 7/15/06                                    100,000        73,500
--------------------------------------------------------------------------------
   TOTAL                                                                172,500
--------------------------------------------------------------------------------

   INSURANCE (0.0%)
   Crum & Forster Holding Corp.,
      10.375%, 6/15/13 144A                                50,000        54,375
--------------------------------------------------------------------------------
   TOTAL FINANCE                                                        281,000
--------------------------------------------------------------------------------

   MISCELLANEOUS (0.1%)
   REAL ESTATE (0.1%)
   CB Richards Ellis Services, Inc.,
      11.25%, 6/15/11                                      25,000        27,063
   CBRE Escrow, Inc.,
      9.75%, 5/15/10 144A                                 100,000       108,250
   Istar Financial, Inc., 8.75%, 8/15/08                   50,000        56,000
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS                                                  191,313
--------------------------------------------------------------------------------

   PROFESSIONAL SERVICES (0.0%)
   World Span LP/WS Financial Corp.,
      9.625%, 6/15/11 144A                                 50,000        52,375
--------------------------------------------------------------------------------

   TECHNOLOGY (0.8%)
   CABLE (0.3%)
   Charter Communications Holdings
      LLC, 9.625%, 11/15/09                                50,000        38,625
   Echostar Corp.,
      6.375%, 10/1/11 144A                                150,000       150,000
   Innova S De R.L.,
      9.375%, 9/19/13 144A                                100,000       100,625
   Lodgenet Entertainment,
      9.50%, 6/15/13                                      125,000       132,500
   MediaCom LLC, 9.50%, 1/15/13                           100,000        94,750
--------------------------------------------------------------------------------
   TOTAL                                                                516,500
--------------------------------------------------------------------------------

   ELECTRONICS (0.1%)
   Amkor Technologies, Inc.,
      7.75%, 5/15/13 144A                                 100,000       100,500
--------------------------------------------------------------------------------

   OFFICE EQUIPMENT (0.1%)
   Ios Capital LLC, 7.25%, 6/30/08                        100,000        97,000
   Moore NA Finance,
      7.875%, 1/15/11 144A                                 75,000        79,688
--------------------------------------------------------------------------------
   TOTAL                                                                176,688
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS WIRELESS:
   CELLULAR/PCS (0.2%)
   ACC Escrow Corp.,
      10.00%, 8/1/11 144A                                  50,000        53,750
   Nextel Partners, Inc.,
      12.50%, 11/15/09                                     75,000        85,500
   Rogers Cantel, Inc., 9.75%, 6/1/16                      50,000        57,875
   Rural Cellular Corp.,
      9.875%, 2/1/10 144A                                  50,000        49,375
   Triton PCS, Inc., 8.75%, 11/15/11                       50,000        49,875
--------------------------------------------------------------------------------
   TOTAL                                                                296,375
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELINE: CLEC (0.1%)
   Eircom Funding,
      8.25%, 8/15/13 144A                                  50,000        53,750
   Qwest Services Corp.,
      13.50%, 12/15/10 144A                                73,000        85,045
--------------------------------------------------------------------------------
   TOTAL                                                                138,795
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                   1,228,858
--------------------------------------------------------------------------------

   TRANSPORT SERVICES (0.3%)
   RAILROADS (0.1%)
   Railamerica Transportation Corp.,
      12.875%, 8/15/10                                     50,000        55,125
   TFM SA DE CV, 12.50%, 6/15/12                           50,000        55,000
--------------------------------------------------------------------------------
   TOTAL                                                                110,125
--------------------------------------------------------------------------------

   TRUCKING & SHIPPING (0.2%)
(c)American Commercial LLC,
      11.25%, 1/1/08                                       44,690         5,419
   Laidlaw International, Inc.,
      10.75%, 6/15/11 144A                                100,000       107,250
   North American Van Lines,
      13.375%, 12/1/09                                    100,000       112,500
   Stena AB, 9.625%, 12/1/12                               50,000        54,375
--------------------------------------------------------------------------------
   TOTAL                                                                279,544
--------------------------------------------------------------------------------
   TOTAL TRANSPORT SERVICES                                             389,669
--------------------------------------------------------------------------------

   UTILITIES (0.3%)
   UTILITY - ELECTRIC (0.3%)
   AES Corp., 9.00%, 5/15/15 144A                         100,000       105,750
   Calpine Corp.,
      8.50%, 7/15/10 144A                                  50,000        46,000
   CMS Energy Corp.,
      7.75%, 8/1/10 144A                                  100,000        99,000
   Orion Power Holdings, Inc.,
      12.00%, 5/1/10                                       75,000        84,750
   Reliant Resources, Inc.,
      9.50%, 7/15/13 144A                                  75,000        67,500
--------------------------------------------------------------------------------
   TOTAL                                                                403,000
--------------------------------------------------------------------------------

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   UTILITY - GARBAGE DISPOSAL (0.0%)
   Allied Waste North America, Inc.,
      8.50%, 12/1/08                                       25,000        27,000
   MSW Energy Holdings,
      8.50%, 9/1/10 144A                                   50,000        52,250
--------------------------------------------------------------------------------
   TOTAL                                                                 79,250
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                      482,250
--------------------------------------------------------------------------------
   TOTAL BELOW INVESTMENT-GRADE BONDS
     (COST $8,478,412)                                                8,926,314
--------------------------------------------------------------------------------

   SHORT-TERM INVESTMENTS (10.9%)
   FEDERAL GOVERNMENT & AGENCIES (0.6%)
(b)Federal Home Loan Bank,
      1.02%, 11/7/03                                      300,000       299,686
(b)Federal Home Loan Bank,
      1.23%, 11/14/03                                     600,000       599,244
--------------------------------------------------------------------------------
   TOTAL                                                                898,930
--------------------------------------------------------------------------------
   FINANCE LESSORS (6.1%)
(b)Receivables Capital Corp.,
      1.04%, 10/2/03                                    3,000,000     2,999,913
(b)Sheffield Receivables,
      1.07%, 10/1/03                                    3,000,000     3,000,000
(b)Windmill Funding Corp.,
      1.05%, 10/22/03                                   3,000,000     2,998,163
--------------------------------------------------------------------------------
   TOTAL                                                              8,998,076
--------------------------------------------------------------------------------

   PERSONAL CREDIT INSTITUTIONS (2.0%)
(b)Toyota Motor Credit Co.,
      1.02%, 10/31/03                                   3,000,000     2,997,450
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (2.2%)
(b)Old Line Funding Corp.,
      1.05%, 10/14/03                                   3,000,000     2,998,863
(b)UBS Finance LLC,
      1.11%, 10/1/03                                      300,000       300,000
--------------------------------------------------------------------------------
   TOTAL                                                              3,298,863
--------------------------------------------------------------------------------
   TOTAL SHORT-TERM INVESTMENTS
     (COST $16,193,319)                                              16,193,319
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (101.0%)
     (COST $139,553,189)(a)                                         149,534,036
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-1.0%)                                       (1,517,123)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        148,016,913
--------------------------------------------------------------------------------

*  Non-Income Producing

   ADR - American Depositary Receipt

   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

   IO - Interest Only Security

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $139,553,189 and the net unrealized appreciation of investments based on that cost was $9,980,847 which is comprised of $12,275,914 aggregate gross unrealized appreciation and $2,295,067 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                 Unrealized
                                   Number of      Expiration    Appreciation
   Issuer                          Contracts         Date      (Depreciation)
--------------------------------------------------------------------------------
   S&P 500(R) Index Futures
      (Total notional value at
      9/30/03, $9,378,213)             37           12/03        $(182,788)
   US Long Bond (CBT)
      Commodity Futures
      (Total notional value at
      9/30/03, $2,348,844)             22           12/03         $118,594

(c)Defaulted Security

(d)PIK - Payment In Kind

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

   HIGH YIELD BOND FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   BONDS (93.0%)
   BASIC MATERIALS (9.3%)
   CHEMICALS (5.3%)
   Huntsman Adv. Materials,
      11.00%, 7/15/10 144A                              1,375,000     1,430,000
   Huntsman International LLC,
      9.875%, 3/1/09                                      250,000       262,500
   Huntsman International LLC,
      9.875%, 3/1/09 144A                                 425,000       446,250
   Huntsman LLC,
      11.625%, 10/15/10 144A                              550,000       536,250
   IMC Global, Inc., 11.25%, 6/1/11                       800,000       832,000
   Lyondell Chemical Co.,
      9.50%, 12/15/08                                     450,000       416,250
   Resolution Performance,
      9.50%, 4/15/10                                    1,000,000     1,020,000
   Rockwood Specialties Corp.,
      10.625%, 5/15/11 144A                             1,250,000     1,331,250
   Terra Capital Corp.,
      11.50%, 6/1/10                                      750,000       690,000
--------------------------------------------------------------------------------
   TOTAL                                                              6,964,500
--------------------------------------------------------------------------------

   PAPER (2.8%)
   Appleton Papers, Inc.,
      12.50%, 12/15/08                                  1,100,000     1,199,000
   Buckeye Technologies, Inc.,
      8.50%, 10/1/13 144A                                 675,000       695,250
   Graphic Packaging International,
      8.50%, 8/15/11 144A                               1,000,000     1,082,500
   Pliant Corp.,
      11.125%, 9/1/09 144A                                675,000       725,625
--------------------------------------------------------------------------------
   TOTAL                                                              3,702,375
--------------------------------------------------------------------------------

   STEEL (1.2%)
   Texas Industries, Inc.,
      10.25%, 6/15/11 144A                                525,000       574,875
   UCAR Finance, Inc.,
      10.25%, 2/15/12                                     950,000     1,037,875
--------------------------------------------------------------------------------
   TOTAL                                                              1,612,750
--------------------------------------------------------------------------------
   TOTAL BASIC MATERIALS                                             12,279,625
--------------------------------------------------------------------------------

   CAPITAL GOODS (6.7%)
   AEROSPACE (0.6%)
   TD Funding Corp.,
      8.375%, 7/15/11 144A                                675,000       725,625
--------------------------------------------------------------------------------

   BUILDING - FOREST PRODUCTS (0.8%)
   Georgia-Pacific Corp.,
      8.875%, 2/1/10                                    1,000,000     1,095,000
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   BUILDING & CONSTRUCTION (1.2%)
   Dayton Superior Corp.,
      10.75%, 9/15/08 144A                                650,000       666,250
   H&E Equipment Services LLC,
      11.125%, 6/15/12                                    450,000       382,500
   Integrated Electrical Services, Inc.,
      9.375%, 2/1/09                                      500,000       515,000
--------------------------------------------------------------------------------
   TOTAL                                                              1,563,750
--------------------------------------------------------------------------------

   INDUSTRIAL (4.1%)
   Amsted Industries, Inc.,
      10.25%, 10/15/11 144A                             1,075,000     1,156,969
   Case New Holland, Inc.,
      9.25%, 8/1/11 144A                                1,100,000     1,182,499
   Columbus McKinnon Corp.,
      10.00%, 8/1/10 144A                                 675,000       710,438
   JLG Industries, Inc., 8.25%, 5/1/08                    650,000       689,000
   Perkinelmer, Inc., 8.875%, 1/15/13                     375,000       408,750
   Rexnord Corp., 10.125%, 12/15/12                       300,000       333,000
   Trimas Corp., 9.875%, 6/15/12                          950,000       964,250
--------------------------------------------------------------------------------
   TOTAL                                                              5,444,906
--------------------------------------------------------------------------------
   TOTAL CAPITAL GOODS                                                8,829,281
--------------------------------------------------------------------------------

   CONSUMER CYCLICAL (20.2%)
   APPAREL, TEXTILE (2.8%)
   Levi Strauss & Co.,
      11.625%, 1/15/08                                    750,000       615,000
   Levi Strauss & Co.,
      12.25%, 12/15/12                                    350,000       280,000
   Oxford Industries, Inc.,
      8.875%, 6/1/11 144A                                 775,000       825,375
   Perry Ellis International, Inc.,
      8.875%, 9/15/13 144A                                550,000       561,000
   Phillips-Van Heusen Corp.,
      8.125%, 5/1/13 144A                                 550,000       576,125
   Tommy Hilfiger USA, Inc.,
      6.85%, 6/1/08                                       300,000       298,500
   Warnaco, Inc.,
      8.875%, 6/15/13 144A                                525,000       563,063
--------------------------------------------------------------------------------
   TOTAL                                                              3,719,063
--------------------------------------------------------------------------------

   AUTO RELATED (3.9%)
   Advanced Accessory Systems,
      10.75%, 6/15/11 144A                                525,000       564,375
   Asbury Automotive Group, Inc.,
      9.00%, 6/15/12                                      300,000       300,000
   Collins & Aikman Products,
      10.75%, 12/31/11                                    800,000       692,000
   CSK Auto, Inc., 12.00%, 6/15/06                        300,000       335,250
   HLI Operating Co., Inc.,
      10.50%, 6/15/10 144A                                675,000       735,750

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   AUTO RELATED (CONTINUED)
   RJ Tower Corp.,
      12.00%, 6/1/13 144A                                 525,000       532,875
   TRW Automotive, Inc.,
      9.375%, 2/15/13 144A                                750,000       843,750
   United Components, Inc.,
      9.375%, 6/15/13 144A                              1,075,000     1,118,000
--------------------------------------------------------------------------------
   TOTAL                                                              5,122,000
--------------------------------------------------------------------------------

   HOME CONSTRUCTION (0.9%)
   Meritage Corp., 9.75%, 6/1/11                          450,000       492,750
   Meritage Corp.,
      9.75%, 6/1/11 144A                                  300,000       328,500
   Technical Olympic USA, Inc.,
      9.00%, 7/1/10                                       300,000       316,500
--------------------------------------------------------------------------------
   TOTAL                                                              1,137,750
--------------------------------------------------------------------------------

   HOUSEHOLD FURNISHINGS - APPLIANCES (0.8%)
   Jacuzzi Brands, Inc.,
      9.625%, 7/1/10 144A                               1,075,000     1,115,313
--------------------------------------------------------------------------------

   LEISURE RELATED (1.8%)
   Bally Total Fitness Holdings,
      Series D, 9.875%, 10/15/07                          550,000       528,000
   Premier Parks, Inc., 9.50%, 2/1/09                   1,100,000     1,047,750
   Universal City Development Corp.,
      11.75%, 4/1/10 144A                                 650,000       731,250
--------------------------------------------------------------------------------
   TOTAL                                                              2,307,000
--------------------------------------------------------------------------------

   LODGING/RESORTS (0.9%)
   Corrections Corp. of America,
      7.50%, 5/1/11                                       125,000       128,906
   Corrections Corp. of America,
      9.875%, 5/1/09                                      475,000       533,188
   HMH Properties, Inc., Series B,
      7.875%, 8/1/08                                      550,000       565,125
--------------------------------------------------------------------------------
   TOTAL                                                              1,227,219
--------------------------------------------------------------------------------

   PRINTING & PUBLISHING (4.9%)
   American Achievement Corp.,
      11.625%, 1/1/07                                     325,000       362,375
   American Color Graphics, Inc.,
      10.00%, 6/15/10 144A                                550,000       581,625
   Dex Media West,
      9.875%, 8/15/13 144A                                825,000       932,250
   Houghton Mifflin Co.,
      9.875%, 2/1/13                                      875,000       927,500
   Mail-Well Corp., 9.625%, 3/15/12                       950,000     1,030,750
   Primedia, Inc., 7.625%, 4/1/08                         825,000       812,625
   Vertis, Inc., 10.875%, 6/15/09                         950,000       976,125
   Von Hoffman Corp.,
      10.25%, 3/15/09                                     800,000       854,000
--------------------------------------------------------------------------------
   TOTAL                                                              6,477,250
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   RETAIL - GENERAL (4.2%)
   Buhrmann US, Inc.,
      12.25%, 11/1/09                                     725,000       804,750
   Cole National Group,
      8.875%, 5/15/12                                     725,000       710,500
   Hines Nurseries, Inc.,
      10.25%, 10/1/11 144A                              1,250,000     1,306,249
   JC Penney Co., Inc.,
      8.00%, 3/1/10                                       600,000       658,500
   Payless Shoesource, Inc.,
      8.25%, 8/1/13 144A                                  800,000       812,000
   Rite Aid Corp., 9.50%, 2/15/11                         725,000       819,250
   Rite Aid Corp.,
      8.125%, 5/1/10 144A                                 375,000       399,375
--------------------------------------------------------------------------------
   TOTAL                                                              5,510,624
--------------------------------------------------------------------------------
   TOTAL CONSUMER CYCLICAL                                           26,616,219
--------------------------------------------------------------------------------

   CONSUMER STAPLES (20.4%)
   CONSUMER PRODUCTS (0.6%)
   Rayovac Corp.,
      8.50%, 10/1/13 144A                                 825,000       849,750
--------------------------------------------------------------------------------

   CONTAINERS (2.3%)
   Anchor Glass Container,
      11.00%, 2/15/13                                     400,000       448,000
   Crown Euro Holdings SA,
      10.875%, 3/1/13 144A                                500,000       551,250
   Crown Euro Holdings SA,
      9.50%, 3/1/11 144A                                  750,000       806,250
   Owens-Brockway Glass Container,
      8.25%, 5/15/13 144A                                 525,000       535,500
   Owens-Brockway Glass Container,
      8.75%, 11/15/12                                     600,000       643,500
--------------------------------------------------------------------------------
   TOTAL                                                              2,984,500
--------------------------------------------------------------------------------

   DRUGS (0.8%)
   Quintiles Transnational,
      10.00%, 10/1/13, 144A                               950,000       980,875
--------------------------------------------------------------------------------

   FOOD SERVICE (1.9%)
   Buffets, Inc., 11.25%, 7/15/10                         800,000       832,000
   Domino's, Inc.,
      8.25%, 7/1/11, 144A                                 810,000       855,563
   Sbarro, Inc., 11.00%, 9/15/09                          975,000       843,375
--------------------------------------------------------------------------------
   TOTAL                                                              2,530,938
--------------------------------------------------------------------------------

   FOODS (3.1%)
   Merisant Co.,
      9.50%, 7/15/13 144A                               1,100,000     1,177,000
   National Beef Packaging,
      10.50%, 8/1/11 144A                                 800,000       872,000

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FOODS (CONTINUED)
   Seminis Vegetable Seeds,
      10.25%, 10/1/13 144A                              1,125,000     1,200,937
   Swift & Co., 10.125%, 10/1/09                          800,000       884,000
--------------------------------------------------------------------------------
   TOTAL                                                              4,133,937
--------------------------------------------------------------------------------

   GAMING (4.5%)
   Choctaw Resort Development,
      9.25%, 4/1/09                                       550,000       589,875
(b)Hollywood Casino Shreveport,
      13.00%, 8/1/06                                      300,000       207,375
   Jacobs Entertainment, Inc.,
      11.875%, 2/1/09                                     500,000       535,000
   Majestic Investment Holdings, Inc.,
      11.65%, 11/30/07                                    375,000       408,750
   Majestic Star Casino LLC,
      10.875%, 7/1/06                                     360,000       379,577
   Majestic Star Casino LLC,
      9.50%, 10/15/10 144A                              1,100,000     1,130,250
   Resort International Hotel/Casino,
      11.50%, 3/15/09                                     850,000       842,563
   Venetian Casino Resort LLC,
      11.00%, 6/15/10                                     550,000       627,000
   Wheeling Island Gaming,
      10.125%, 12/15/09                                 1,100,000     1,145,375
--------------------------------------------------------------------------------
   TOTAL                                                              5,865,765
--------------------------------------------------------------------------------

   HEALTHCARE (5.9%)
   Ameripath, Inc., 10.50%, 4/1/13                      1,025,000     1,096,750
   Fisher Scientific International, Inc.,
      8.00%, 9/1/13 144A                                  800,000       846,000
   InSight Health Services,
      9.875%, 11/1/11                                   1,100,000     1,163,250
   Psychiatric Solutions, Inc.,
      10.625%, 6/15/13                                  1,150,000     1,256,374
   Select Medical Corp.,
      7.50%, 8/1/13 144A                                  800,000       826,000
   Senior Housing Property Trust,
      7.875%, 4/15/15                                     600,000       630,000
   Tenet Healthcare Corp.,
      6.375%, 12/1/11                                     550,000       526,625
   Tenet Healthcare Corp.,
      7.375%, 2/1/13                                      550,000       554,125
   Ventas Realty, 9.00%, 5/1/12                           800,000       888,000
--------------------------------------------------------------------------------
   TOTAL                                                              7,787,124
--------------------------------------------------------------------------------

   RETAIL - FOOD (0.6%)
   Delhaize America, Inc.,
      9.00%, 4/15/31                                      700,000       778,750

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   SOAPS & TOILETRIES (0.7%)
   Jafra Cosmetics, 10.75%, 5/15/11                       800,000       868,000
--------------------------------------------------------------------------------
   TOTAL CONSUMER STAPLES                                            26,779,639
--------------------------------------------------------------------------------

   ENERGY (7.1%)
   OIL & GAS INDEPENDENT (3.8%)
   Chesapeake Energy Corp.,
      7.50%, 9/15/13 144A                               1,325,000     1,391,250
   Compton Petroleum Corp.,
      9.90%, 5/15/09                                      800,000       864,000
   Hilcorp Energy,
      10.50%, 9/1/10 144A                               1,250,000     1,328,125
   Range Resources Corp.,
      7.375%, 7/15/13 144A                                550,000       536,250
   Tom Brown, Inc., 7.25%, 9/15/13                        850,000       879,750
--------------------------------------------------------------------------------
   TOTAL                                                              4,999,375
--------------------------------------------------------------------------------

   OIL FIELD SERVICES (1.5%)
   El Paso Energy Partners,
      8.50%, 6/1/11                                        50,000        53,875
   Gulfterra Energy Partner,
      8.50%, 6/1/10                                       500,000       538,750
   Hanover Equip Trust,
      8.75%, 9/1/11                                       800,000       824,000
   Parker Drilling Co.,
      9.75%, 11/15/06                                     550,000       562,375
--------------------------------------------------------------------------------
   TOTAL                                                              1,979,000
--------------------------------------------------------------------------------

   REFINING (1.8%)
   Citgo Petroleum Corp.,
      11.375%, 2/1/11 144A                                825,000       932,250
   Tesoro Petroleum Corp.,
      9.625%, 11/1/08                                   1,225,000     1,218,875
   Tesoro Petroleum Corp.,
      9.625%, 4/1/12                                      275,000       273,625
--------------------------------------------------------------------------------
   TOTAL                                                              2,424,750
--------------------------------------------------------------------------------
   TOTAL ENERGY                                                       9,403,125
--------------------------------------------------------------------------------

   FINANCE (3.5%)
   BANKS (0.4%)
   Western Financial Bank-FSB,
      9.625%, 5/15/12                                     525,000       568,313
--------------------------------------------------------------------------------

   FINANCE COMPANIES (1.2%)
   AmeriCredit Corp.,
      9.875%, 4/15/06                                   1,000,000       989,999
   Metris Companies, Inc.,
      10.125%, 7/15/06                                    800,000       588,000
--------------------------------------------------------------------------------
   TOTAL                                                              1,577,999
--------------------------------------------------------------------------------

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FINANCIAL SERVICES (0.7%)
   Thornburg Mortgage,
      8.00%, 5/15/13                                      825,000       845,625
--------------------------------------------------------------------------------

   INSURANCE (1.2%)
   Crum & Forster Holding Corp.,
      10.375%, 6/15/13 144A                               675,000       734,063
   Fairfax Financial Holdings,
      7.375%, 3/15/06                                     825,000       825,000
--------------------------------------------------------------------------------
   TOTAL                                                              1,559,063
--------------------------------------------------------------------------------
   TOTAL FINANCE                                                      4,551,000
--------------------------------------------------------------------------------

   MISCELLANEOUS - REAL ESTATE (1.0%)
   CB Richards Ellis Services, Inc.,
      11.25%, 6/15/11                                     250,000       270,625
   CBRE Escrow, Inc.,
      9.75%, 5/15/10 144A                                 700,000       757,750
   Istar Financial, Inc., 8.75%, 8/15/08                  300,000       336,000
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS -
     REAL ESTATE                                                      1,364,375
--------------------------------------------------------------------------------

   PROFESSIONAL SERVICES (1.8%)
   Kindercare Learning Centers,
      9.50%, 2/15/09                                    1,075,000     1,080,375
   Service Corp. International,
      7.70%, 4/15/09                                      500,000       511,250
   World Span LP/WS Financial
      Corp., 9.625%, 6/15/11 144A                         700,000       733,250
--------------------------------------------------------------------------------
   TOTAL PROFESSIONAL SERVICES                                        2,324,875
--------------------------------------------------------------------------------

   TECHNOLOGY (13.2%)
   CABLE (4.8%)
   Charter Communications
      Holdings LLC, 9.625%, 11/15/09                      300,000       231,750
   Echostar Corp.,
      6.375%, 10/1/11 144A                              1,650,000     1,649,999
   Innova S De R.L.,
      9.375%, 9/19/13 144A                                950,000       955,938
   Insight Midwest, 9.75%, 10/1/09                        975,000       982,313
   Lodgenet Entertainment,
      9.50%, 6/15/13                                    1,350,000     1,430,999
   MediaCom LLC,
      9.50%, 1/15/13                                    1,225,000     1,160,688
--------------------------------------------------------------------------------
   TOTAL                                                              6,411,687
--------------------------------------------------------------------------------
   ELECTRONICS (0.5%)
   Amkor Technologies, Inc.,
      7.75%, 5/15/13 144A                                 650,000       653,250
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   OFFICE EQUIPMENT (2.7%)
   IOS Capital LLC, 7.25%, 6/30/08                      1,230,000     1,193,100
   Moore NA Finance,
      7.875%, 1/15/11 144A                              1,150,000     1,221,875
   Xerox Corp., 7.125%, 6/15/10                           550,000       545,875
   Xerox Corp., 7.625%, 6/15/13                           550,000       542,438
--------------------------------------------------------------------------------
   TOTAL                                                              3,503,288
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS:
     CELLULAR/PCS (3.3%)
   ACC Escrow Corp.,
      10.00%, 8/1/11 144A                                 850,000       913,750
   Nextel Communications,
      7.375%, 8/1/15                                      650,000       656,500
   Nextel Partners, Inc.,
      11.00%, 3/15/10                                     150,000       163,875
   Nextel Partners, Inc.,
      12.50%, 11/15/09                                    800,000       912,000
   Rogers Cantel, Inc., 9.75%, 6/1/16                     250,000       289,375
   Rural Cellular Corp.,
      9.875%, 2/1/10 144A                                 800,000       790,000
   Triton PCS, 8.75%, 11/15/11                            675,000       673,313
--------------------------------------------------------------------------------
   TOTAL                                                              4,398,813
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: TOWERS (0.4%)
   American Tower Escrow,
      0.00%, 8/1/08                                       700,000       465,500
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELINE: CLEC (1.5%)
   Eircom Funding,
      8.25%, 8/15/13 144A                                 550,000       591,250
   Qwest Capital Funding,
      7.75%, 8/15/06                                      550,000       539,000
   Qwest Services Corp.,
      13.50%, 12/15/10 144A                               688,000       801,520
--------------------------------------------------------------------------------
   TOTAL                                                              1,931,770
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                  17,364,308
--------------------------------------------------------------------------------

   TRANSPORT SERVICES (3.8%)
   RAILROADS (1.2%)
   Railamerica Transportation Corp.,
      12.875%, 8/15/10                                    650,000       716,625
   TFM SA DE CV, 12.50%, 6/15/12                          800,000       880,000
--------------------------------------------------------------------------------
   TOTAL                                                              1,596,625
--------------------------------------------------------------------------------

   TRUCKING - SHIPPING (2.6%)
(b)American Commercial LLC,
      11.25%, 1/1/08                                      223,454        27,094
   Laidlaw International, Inc.,
      10.75%, 6/15/11 144A                              1,075,000     1,152,938

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TRUCKING - SHIPPING (CONTINUED)
   North American Van Lines,
      13.375%, 12/1/09                                  1,250,000     1,406,249
   Stena AB, 9.625%, 12/1/12                              800,000       870,000
--------------------------------------------------------------------------------
   TOTAL                                                              3,456,281
--------------------------------------------------------------------------------
   TOTAL TRANSPORT SERVICES                                           5,052,906
--------------------------------------------------------------------------------

   UTILITIES (6.0%)
   UTILITY - ELECTRIC (3.5%)
   AES Corp., 9.50%, 6/1/09                               275,000       283,250
   AES Corp., 9.00%, 5/15/15 144A                         650,000       687,375
   Calpine Corp.,
      8.50%, 7/15/10 144A                                 550,000       506,000
   CMS Energy Corp.,
      7.75%, 8/1/10 144A                                  950,000       940,500
   Nevada Power Co., 8.25%, 6/1/11                        550,000       550,000
   Orion Power Holdings, Inc.,
      12.00%, 5/1/10                                      775,000       875,750
   Reliant Resources, Inc.,
      9.50%, 7/15/13 144A                                 825,000       742,500
--------------------------------------------------------------------------------
   TOTAL                                                              4,585,375
--------------------------------------------------------------------------------

   UTILITY - GARBAGE DISPOSAL (1.0%)
   Allied Waste North America, Inc.,
      8.50%, 12/1/08                                      550,000       594,000
   MSW Energy Holdings,
      8.50%, 9/1/10 144A                                  675,000       705,375
--------------------------------------------------------------------------------
   TOTAL                                                              1,299,375
--------------------------------------------------------------------------------

   UTILITY - GAS (1.5%)
   Northwest Pipeline Corp.,
      8.125%, 3/1/10                                      825,000       895,125
   Williams Co., Inc., 6.75%, 1/15/06                     400,000       402,000
   Williams Co., Inc., 8.625%, 6/1/10                     675,000       717,188
--------------------------------------------------------------------------------
   TOTAL                                                              2,014,313
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                    7,899,063
--------------------------------------------------------------------------------
   TOTAL BONDS
     (COST $116,744,637)                                            122,464,416
--------------------------------------------------------------------------------

   PREFERRED STOCK (1.3%)
   TECHNOLOGY (1.3%)
   CABLE (1.3%)
   CSC Holdings, Inc. - Series H                           13,250     1,384,625
   CSC Holdings, Inc. - Series M                            2,805       293,123
   NTL Europe, Inc., 10.00%, 1/10/23                            8            28
--------------------------------------------------------------------------------
   TOTAL                                                              1,677,776
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: TOWERS (0.0%)
(c)Crown Castle International Corp.                             5           541
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS WIRELINE: CLEC (0.0%)
(c)Intermedia Communications, Inc.,
      13.50%, 3/31/09                                           1             3
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                   1,678,320
--------------------------------------------------------------------------------

   TRANSPORT SERVICES (0.0%)
(c)American Commercial Lines LLC                            2,005            20
--------------------------------------------------------------------------------
   TOTAL PREFERRED STOCK
     (COST $1,799,074)                                                1,678,340
--------------------------------------------------------------------------------

   COMMON STOCKS AND WARRANTS (0.0%)
   TECHNOLOGY (0.0%)
   CABLE (0.0%)
*  NTL Europe, Inc.                                             7             0
*  NTL, Inc.                                                    9            15
--------------------------------------------------------------------------------
   TOTAL                                                                     15
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS WIRELESS:
     CELLULAR/PCS (0.0%)
*  Horizon PCS, Inc. - Warrant                                550             6
*  IWO Holdings, Inc. 144A                                    350             4
--------------------------------------------------------------------------------
   TOTAL                                                                     10
--------------------------------------------------------------------------------

   TELECOMMUNICATIONS WIRELESS: TOWERS (0.0%)
*  American Tower Corp. - Warrant                           1,400        17,149
--------------------------------------------------------------------------------
   TOTAL TECHNOLOGY                                                      17,174
--------------------------------------------------------------------------------

   TRANSPORT SERVICES (0.0%)
*  Railamerica, Inc.                                          650         6,500
--------------------------------------------------------------------------------
   TOTAL COMMON STOCKS AND WARRANTS
     (COST $167,456)                                                     23,674
--------------------------------------------------------------------------------

   MONEY MARKET INVESTMENTS (6.4%)
   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.3%)
   Delaware Funding Corp.,
      1.04%, 10/17/03                                   3,000,000     2,998,613
--------------------------------------------------------------------------------

   SHORT-TERM BUSINESS CREDIT (4.1%)
   Old Line Funding Corp.,
      1.05%, 10/3/03                                    2,400,000     2,399,860
   Transamerica Financial Corp.,
      1.04%, 10/16/03                                   3,000,000     2,998,700
--------------------------------------------------------------------------------
   TOTAL                                                              5,398,560
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $8,397,173)                                                8,397,173
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (100.7%)
     (COST $127,108,340)(a)                                         132,563,603
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-0.7%)                                         (898,718)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        131,664,885
--------------------------------------------------------------------------------

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                              September 30, 2003

*  Non-Income Producing

   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $127,108,340 and the net unrealized appreciation of investments based on that cost was $5,455,263 which is comprised of $6,780,414 aggregate gross unrealized appreciation and $1,325,151 aggregate gross unrealized depreciation.

(b)Defaulted Security

(c)PIK - Payment In Kind

The Accompanying Notes are an Integral Part of the Financial Statements.

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

   MUNICIPAL BOND FUND
   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   REVENUE BONDS (79.3%)
   ALABAMA (5.5%)
(b)Alabama 21st Century
      Authority Tobacco
      Settlement Revenue,
      5.75%, 12/1/20 RB                                   370,000       337,762
(b)Alabama Water Pollution
      Control Authority,
      5.25%, 8/15/11 RB, AMBAC                          1,000,000     1,138,160
   Jefferson County, Alabama
      Sewer Revenue Series B,
      4.75%, 2/1/38 RB, FGIC, PR                           30,000        33,171
   Jefferson County, Alabama
      Sewer Revenue, 5.00%, 2/1/14
      RB, FGIC, PR                                        505,000       563,873
   Jefferson County, Alabama
      Sewer Revenue, 5.00%, 2/1/32
      RB, FGIC, PR                                        165,000       185,572
   Jefferson County, Alabama
      Sewer Revenue, 5.00%, 2/1/33
      RB, FGIC, PR                                      1,415,000     1,601,810
   Jefferson County, Alabama
      Sewer Revenue, 5.00%, 2/1/38
      RB, FGIC, PR                                        215,000       240,835
   Jefferson County, Alabama
      Sewer Revenue, 5.00%, 2/1/41
      RB, FGIC, PR                                        745,000       837,331
   Jefferson County, Alabama
      Sewer Revenue, 5.125%, 2/1/29
      RB, FGIC, PR                                         45,000        51,044
   Jefferson County, Alabama
      Sewer Revenue, 5.125%, 2/1/39
      RB, FGIC, PR                                        325,000       368,654
   Jefferson County, Alabama
      Sewer Revenue, 5.125%, 2/1/42
      RB, FGIC, PR                                         35,000        39,696
   Jefferson County, Alabama
      Sewer Revenue, 5.375%, 2/1/27
      RB, FGIC, PR                                         55,000        61,334
   Jefferson County, Alabama
      Sewer Revenue, 5.70%, 2/1/19
      RB, FGIC, PR                                         10,000        11,351
   Phoenix County, Alabama
      Industrial Development Board
      Environmental Improvement
      Revenue, 6.10%, 5/15/30 RB                        1,000,000     1,019,370
--------------------------------------------------------------------------------
   TOTAL                                                              6,489,963
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   ARIZONA (1.6%)
(b)Arizona School Facilities Board
      Revenue, 5.50%, 7/1/17 RB                         1,700,000     1,910,596
--------------------------------------------------------------------------------

   CALIFORNIA (3.6%)
(b)California Housing Finance
      Agency Revenue, 5.75%, 2/1/29
      RB, MBIA, AMT                                       270,000       277,919
(b)California State Department of
      Water Resources Central
      Valley Project Revenue,
      5.25%, 12/1/14 RB, FGIC                           1,900,000     2,136,645
   Los Angeles California
      Department Water & Power
      Waterworks Revenue, Variable,
      7/1/35 RB; Credit Support
      Landesbank-Thrgne                                   600,000       600,000
   Los Angeles, California
      Department Water & Power
      Electric Plant Revenue,
      5.25%, 11/15/26 RB, MBIA, PR                         65,000        66,650
   Los Angeles, California
      Department Water & Power
      Electric Plant Revenue,
      5.25%, 11/15/26 RB, PR                               35,000        35,888
   Sacramento County, California
      Sanitation District Financing
      Authority Revenue,
      6.00%, 12/1/15 RB                                 1,000,000     1,178,420
--------------------------------------------------------------------------------
   TOTAL                                                              4,295,522
--------------------------------------------------------------------------------

   CONNECTICUT (0.8%)
   Connecticut State Special Tax
      Obligation Revenue,
      5.75%, 6/1/13 RB, FGIC, PR                            5,000         5,624
   Hartford, Connecticut Package
      System Revenue,
      6.40%, 7/1/20 RB                                    900,000       939,357
--------------------------------------------------------------------------------
   TOTAL                                                                944,981
--------------------------------------------------------------------------------

   FLORIDA (7.8%)
   Collier County, Florida Housing
      Finance Authority Multifamily
      Revenue, 4.90%, 2/15/32                           1,250,000     1,317,500
   Escambia County Florida Health
      Facilities Authority Revenue
      Series A, 5.25%, 11/15/14                           750,000       824,633
   Escambia County, Florida Health
      Facilities Authority Revenue,
      5.25%, 11/15/32 RB                                1,000,000     1,014,690

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------
                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FLORIDA (CONTINUED)
   Miami - Dade County,
      Florida Expressway Authority
      Tollway System Revenue,
      6.375%, 7/1/29 RB, FGIC, PR                       5,000,000     6,116,749
--------------------------------------------------------------------------------
   TOTAL                                                              9,273,572
--------------------------------------------------------------------------------

   GEORGIA (1.8%)
(b)Atlanta Georgia Airport
      Revenue Series A,
      5.50%, 1/1/26 RB, FGIC, PR                           40,000        46,378
(b)Atlanta, Georgia Water &
      Wastewater Revenue,
      5.00%, 11/1/38 RB, FGIC, PR                          45,000        51,219
(b)Atlanta, Georgia Water &
      Wastewater Revenue, Variable,
      11/1/41 RB, FSA; Credit Support
      Dexia Credit Local                                  800,000       800,000
(b)Cartersville, Georgia Development
      Authority Revenue,
      7.40%, 11/1/10 RB, AMT                            1,000,000     1,235,130
--------------------------------------------------------------------------------
   TOTAL                                                              2,132,727
--------------------------------------------------------------------------------

   ILLINOIS (6.2%)
(b)Chicago, Illinois O'Hare
      International Airport Revenue,
      5.70%, 1/1/08 RB, MBIA, AMT                       1,000,000     1,020,110
   Chicago, Illinois Public Building
      Community Building Revenue,
    0.00%, 1/1/08 RB, MBIA, PR                            725,000       653,124
   Chicago, Illinois Sales Tax,
      5.375%, 1/1/30 RB, FGIC, PR                          10,000        11,486
   Du Page, Illinois Water Revenue,
      5.25%, 5/1/14 RB                                  1,500,000     1,530,000
   Illinois Educational Facilities
      Authority Student Housing
      Revenue, 6.25%, 5/1/30 RB                         1,000,000     1,018,320
   Illinois State Sales Tax Revenue,
      5.50%, 6/15/15 RB                                 1,600,000     1,798,368
   Metropolitan Pier & Exposition
      Authority Illinois Dedicated
      State Tax, 5.50%, 6/15/18
      RB, FGIC, PR                                      1,175,000     1,368,746
--------------------------------------------------------------------------------
   TOTAL                                                              7,400,154
--------------------------------------------------------------------------------

   INDIANA (1.3%)
   Fort Wayne, Indiana Sewer
     Works Improvement Revenue,
      9.625%, 8/1/05 RB, BIGI                             170,000       188,559
   Indiana State Toll Finance
      Authority Toll Road Revenue,
      6.00%, 7/1/15 RB                                    100,000       100,144

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   INDIANA (CONTINUED)
   Shelby, Indiana Eastern
      School Building Corp.,
      5.50%, 7/15/13 RB, FGIC                           1,135,000     1,287,669
--------------------------------------------------------------------------------
   TOTAL                                                              1,576,372
--------------------------------------------------------------------------------

   IOWA (1.9%)
(b)Cedar Rapids, Iowa First
      Mortgage Revenue,
      9.00%, 7/1/25 RB, PR                              1,000,000     1,154,540
   Iowa Finance Authority
      Hospital Facility Revenue,
      5.878%, 2/15/20 RB, AMBAC                         1,000,000     1,118,470
--------------------------------------------------------------------------------
   TOTAL                                                              2,273,010
--------------------------------------------------------------------------------

   KANSAS (2.8%)
   Kansas State Department
      Transportation Highway
      Revenue, 5.50%, 9/1/14 RB                         1,000,000     1,165,840
   Kansas State Development
      Finance Authority Revenue,
      Water Pollution Control
      Revolving Fund II,
      4.75%, 5/1/14 RB                                  1,000,000     1,050,850
   Kansas State Development
      Financial Authority Revenue
      Water Pollution Revolving
      Fund II, 5.50%, 11/1/11 RB                        1,000,000     1,158,140
--------------------------------------------------------------------------------
   TOTAL                                                              3,374,830
--------------------------------------------------------------------------------

   KENTUCKY (1.0%)
   Louisville & Jefferson Counties,
      Kentucky Regional Airport
      Authority Airport System
      Revenue, 6.50%, 7/1/17
      RB, MBIA, AMT                                     1,000,000     1,147,350
--------------------------------------------------------------------------------

   LOUISIANA (0.9%)
   Louisiana State Gas & Fuels Tax,
      5.375%, 6/1/16 RB, AMBAC                          1,000,000     1,118,090
--------------------------------------------------------------------------------

   MAINE (1.0%)
   Maine Municipal Bond Sewer &
      Water Revenue Series B,
      5.00%, 11/1/13 RB                                   480,000       537,782
   Maine Regional Waste System
      Solid Waste Resource
      Recovery Revenue,
      6.25%, 7/1/11 RB, AMT                               550,000       600,567
--------------------------------------------------------------------------------
   TOTAL                                                              1,138,349
--------------------------------------------------------------------------------

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MARYLAND (0.9%)
   Maryland State Industrial
      Development Financing
      Authority Economic
      Development Revenue,
      5.20%, 11/1/26 RB                                 1,065,000     1,094,213
--------------------------------------------------------------------------------

   MASSACHUSETTS (0.5%)
   Massachusetts State Water
      Reserve, 0.85%, 4/1/28
      RB, AMBAC                                           600,000       600,000
--------------------------------------------------------------------------------

   MICHIGAN (3.2%)
   Detroit, Michigan Sewer
      Disposal Revenue,
      0.95%, 7/1/33 RB, FSA                               800,000       800,000
   Michigan Municipal Bond
      Authority Revenue,
      5.50%, 10/1/16 RB                                 1,000,000     1,166,990
   Michigan Municipal Bond
      Authority Revenue,
      5.625%, 10/1/10 RB, PR                            1,500,000     1,772,520
--------------------------------------------------------------------------------
   TOTAL                                                              3,739,510
--------------------------------------------------------------------------------

   MISSOURI (0.3%)
   Saline County, Missouri
      Industrial Development
      Authority Health Facility
      Revenue, 6.50%, 12/1/28 RB                          350,000       352,527
--------------------------------------------------------------------------------

   NEBRASKA (0.6%)
   Nebraska Investment Finance
      Authority Single Family
      Housing Revenue, 6.25%, 3/1/21
      RB, GNMA, FNMA,
      FHLMC, AMT                                          725,000       758,379
--------------------------------------------------------------------------------

   NEW JERSEY (2.2%)
   New Jersey State Highway
      Authority Garden State
      Parkway General Revenue,
      5.25%, 1/1/18 RB, PR                              1,190,000     1,352,245
   New Jersey State Transportation
      Trust Fund Authority,
      6.00%, 12/15/14
      RB, MBIA, PR                                      1,000,000     1,205,160
--------------------------------------------------------------------------------
   TOTAL                                                              2,557,405
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   NEW YORK (18.7%)
   Long Island Power Authority, New
      York Electric System Revenue,
      Variable, 5/1/33 RB; Credit
      Support LOC - Westlb Ag                           2,300,000     2,300,000
   Metropolitan Transportation
      Authority, New York
      Dedicated Tax, 5.25%, 4/1/16
      RB, FSA, PR                                       5,000,000     5,785,950
   New York City Transitional
      Finance Authority, Variable,
      11/1/22 RB; Credit Support
      Bank of New York                                  5,000,000     5,000,000
   New York Metropolitan
      Transportation Authority
      Commuter Facilities,
      5.00%, 7/1/21, RB,
      AMBAC, PR                                         1,080,000     1,222,841
   New York Metropolitan
      Transportation Authority
      Transportation Facility Revenue,
      5.625%, 7/1/25 RB, MBIA, PR                       1,000,000     1,155,960
   New York Metropolitan
      Transportation Authority,
      5.00%, 4/1/17 RB, FSA, PR                         1,000,000     1,134,540
   New York State Dormitory
      Authority, 5.125%, 2/15/08 RB                     1,000,000     1,115,370
   New York State Dormitory
      Authority, 5.125%, 7/1/27
      RB, MBIA, PR                                         30,000        34,427
   New York, New York City
      Municipal Water Financial
      Authority Water & Sewer
      System Revenue,
      5.25%, 6/15/17 RB                                 1,000,000     1,096,100
   New York, New York City
      Municipal Water Financial
      Authority Water & Sewer
      System Revenue, Adj - Series A,
      Variable, 6/15/25 RB, FGIC                        1,600,000     1,600,000
   New York, New York City
      Transitional Financial Authority,
      Variable, 8/1/31 RB; Credit
      Support Bank of Nova Scotia                         600,000       600,000
   New York, New York Municipal
      Water Finance Authority
      Water & Sewer System Revenue,
      5.75%, 6/15/29 RB                                 1,000,000     1,087,700
--------------------------------------------------------------------------------
   TOTAL                                                             22,132,888
--------------------------------------------------------------------------------

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   NORTH CAROLINA (2.9%)
   North Carolina Eastern
      Municipal Power Agency
      Power System Revenue,
      4.00%, 1/1/18 RB, PR                              1,730,000     1,723,391
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue, 4.50%, 1/1/24 RB, PR                       905,000       919,064
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue, 5.00%, 1/1/17 RB, PR                       275,000       308,028
   North Carolina Eastern Municipal
      Power Agency Power System
      Revenue, 6.00%,1/1/26 RB, PR                        365,000       439,011
   North Carolina Eastern Municipal
      Power Agency Power Systems
      Revenue, 6.50%, 1/1/18 RB, PR                         5,000         6,363
--------------------------------------------------------------------------------
   TOTAL                                                              3,395,857
--------------------------------------------------------------------------------

   OHIO (0.9%)
   Ohio Housing Finance
      Agency Mortgage Revenue,
      5.625%, 9/1/16 RB, GNMA                             660,000       709,256
   Ohio Housing Finance
      Agency Mortgage Revenue,
      6.20%, 9/1/14 RB, GNMA                              305,000       318,173
--------------------------------------------------------------------------------
   TOTAL                                                              1,027,429
--------------------------------------------------------------------------------

   PENNSYLVANIA (2.2%)
   Monroe County Pennsylvania
      Hospital Authority Revenue,
      6.00%, 1/1/43 RB                                  1,000,000     1,004,300
   Pennsylvania State Higher
      Education Facility Authority
      Revenue, 6.00%, 1/15/31 RB                        1,500,000     1,575,225
--------------------------------------------------------------------------------
   TOTAL                                                              2,579,525
--------------------------------------------------------------------------------

   RHODE ISLAND (1.0%)
   Providence, Rhode Island Public
      Building Authority General
      Revenue, 5.50%, 12/15/12
      RB, AMBAC                                         1,000,000     1,138,980
--------------------------------------------------------------------------------

   SOUTH CAROLINA (0.9%)
   Georgetown County, South
      Carolina Environmental
      Improvement Revenue,
      5.70%, 4/1/14 RB                                  1,000,000     1,082,150
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   TENNESSEE (0.9%)
   Memphis - Shelby County,
      Tennessee Airport Authority
      Special Facility Revenue,
      5.00%, 9/1/09 RB                                  1,000,000     1,099,450
--------------------------------------------------------------------------------

   TEXAS (7.9%)
   Fort Worth, Texas Housing
      Finance Corp., 6.00%, 8/20/43
      RB, GNMA                                          1,000,000     1,036,400
   Lower Colorado River Authority
      Texas Revenue Series B,
      6.00%, 5/15/08 RB, FSA                            2,000,000     2,326,300
   Lower Colorado River Authority
      Texas Revenue, 5.00%, 1/1/15
       RB, FSA, PR                                      1,000,000     1,118,220
   Odessa, Texas Junior
      College District Revenue,
      8.125%, 12/1/18 RB, PR                            1,010,000     1,140,916
   Panhandle Texas Regional
      Housing Finance Authority,
      6.00%, 7/20/31 RB, GNMA                           1,000,000     1,083,510
   Texas Municipal Power
      Agency Revenue,
      4.75%, 9/1/12 RB, AMBAC                           1,500,000     1,547,235
   Texas Water Development
      Board Revenue,
      5.75%, 7/15/16 RB                                 1,000,000     1,094,720
--------------------------------------------------------------------------------
   TOTAL                                                              9,347,301
--------------------------------------------------------------------------------

   WISCONSIN (0.0%)
   SE Wisconsin Professional
      Baseball Park District Sales
      Tax Revenue, 5.55%, 12/15/14
      RB, MBIA, PR                                         25,000        28,428
--------------------------------------------------------------------------------
   TOTAL REVENUE BONDS
     (COST $90,476,695)                                              94,009,558
--------------------------------------------------------------------------------

   GENERAL OBLIGATION BONDS (25.3%)
   ALABAMA (1.1%)
(b)Birmingham, Alabama -
      Series A, 5.25%, 5/1/18 GO                        1,050,000     1,146,359
   Huntsville, Alabama,
      4.50%, 8/1/09 GO                                    100,000       110,013
--------------------------------------------------------------------------------
   TOTAL                                                              1,256,372
--------------------------------------------------------------------------------

   ARIZONA (1.6%)
   Tucson, Arizona,
      5.00%, 7/1/11 GO                                  1,695,000     1,903,552
--------------------------------------------------------------------------------

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CONNECTICUT (1.0%)
   Connecticut State Special
      Tax Obligation Revenue
      Transportation Infrastructure
      Series A, 5.375%, 10/1/17
      GO, FSA, PR                                       1,000,000     1,157,840
--------------------------------------------------------------------------------

   FLORIDA (2.8%)
   Orange County Florida School
      Board Certificate Participation,
      Variable, 8/1/25 GO, AMBAC                        1,795,000     1,794,999
   Orange County Florida School
      Board District Certificate
      Participation, Variable,
      8/1/27 GO, MBIA                                   1,500,000     1,500,000
--------------------------------------------------------------------------------
   TOTAL                                                              3,294,999
--------------------------------------------------------------------------------

   HAWAII (0.1%)
   Hawaii State, 5.00%, 4/1/07
      GO, MBIA                                             75,000        83,126
--------------------------------------------------------------------------------

   ILLINOIS (4.2%)
(c)Chicago, Illinois Capital
      Appreciation, 0.00%, 1/1/17
      GO, MBIA                                          1,000,000       751,500
   Cook County, Illinois Community
      Consolidated School
      District #21, 0.00%, 12/1/09
      GO, FSA                                           1,130,000       937,505
   Cook County, Illinois Community
      Consolidated School
      District #97, 9.00%, 12/1/10
      GO, FGIC                                          1,000,000     1,373,200
   Illinois State, 5.75%, 4/1/12
      GO, MBIA, PR                                      1,000,000     1,168,320
   Will County, Illinois Community
      Unit School District #365 U VY
      View, 0.00%, 11/1/18 GO, FSA                      1,855,000       912,289
--------------------------------------------------------------------------------
   TOTAL                                                              5,142,814
--------------------------------------------------------------------------------

   KANSAS (2.8%)
   Wyandotte County Kansas
      School District, 5.00%, 9/1/17
      GO, FSA                                           3,030,000     3,333,969
--------------------------------------------------------------------------------
   MASSACHUSETTS (1.0%)
(b)Boston Massachusetts - Series A,
      5.75%, 2/1/14 GO, PR                              1,000,000     1,167,110
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   MISSISSIPPI (0.1%)
   Mississippi State,
      5.00%, 11/1/11 GO                                   100,000       112,361
--------------------------------------------------------------------------------

   NEW YORK (1.0%)
   The City of New York - Series I,
      6.00%, 4/15/09 GO                                 1,000,000     1,131,510
--------------------------------------------------------------------------------

   OKLAHOMA (2.2%)
   Oklahoma City, Oklahoma,
      5.50%, 7/1/13 GO, PR                              1,250,000     1,450,450
   Tulsa Oklahoma,
      5.50%, 12/1/15 GO                                 1,000,000     1,134,980
--------------------------------------------------------------------------------
   TOTAL                                                              2,585,430
--------------------------------------------------------------------------------

   TEXAS (7.4%)
(b)Aldine, Texas Independent
      School District, 5.50%, 2/15/16
       GO, PSF                                          1,500,000     1,674,855
   Dallas, Texas Independent
      School District, 5.50%, 2/15/17
      GO, PSF, PR                                       1,565,000     1,803,206
   Fort Bend, Texas Independent
      School District, 5.00%, 2/15/17
      GO, PSF, PR                                       1,150,000     1,282,722
   Harris County, Texas Capital
      Appreciation Refunding
      Toll Road - Series A,
      0.00%, 8/15/09 GO, MBIA                           1,300,000     1,090,726
   Little Elm, Texas Independent
      School District, 0.00%, 8/15/16
      GO, PSF                                           1,930,000     1,086,880
   Texas State Ribs,
      10.24%, 9/30/11 GO                                1,000,000     1,387,820
   Wylie, Texas Independent
      School District, 0.00%, 8/15/08
      GO, PSF, PR                                         305,000       269,364
   Wylie, Texas Independent
      School District, 0.00%, 8/15/08
      GO, PSF                                             295,000       259,343
--------------------------------------------------------------------------------
   TOTAL                                                              8,854,916
--------------------------------------------------------------------------------
   TOTAL GENERAL OBLIGATION BONDS
     (COST $28,557,788)                                              30,023,999
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (104.6%)
     (COST $119,034,483)(a)                                         124,033,557
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-4.6%)                                       (5,463,457)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        118,570,100
--------------------------------------------------------------------------------

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

                                                              September 30, 2003

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $119,034,483 and the net unrealized appreciation of investments based on that cost was $4,999,074 which is comprised of $5,024,459 aggregate gross unrealized appreciation and $25,385 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions. Information regarding open futures contracts as of period end is summarized below:

                                                                 Unrealized
                                   Number of     Expiration     Appreciation
   Issuer                          Contracts        Date       (Depreciation)
--------------------------------------------------------------------------------
   US Five Year Note
      Commodity Futures
      (Total notional value at
      9/30/03, $5,032,969)             45          12/03         $(73,125)
   US Ten Year Treasury
      Note Futures
      (Total notional value at
      9/30/03, $2,245,000)             20          12/03         $(47,500)
   US Long Bond
      Commodity Futures
      (Total notional value at
      9/30/03, $2,772,656)             25          12/03          $31,250

(c)Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

   RB = Revenue Bond

   GO = General Obligation

   PR = Pre-refunded security will be called on the first call date (with certainty)

   AMT = Subject to the Alternative Minimum Tax

Scheduled principal and interest payments are guaranteed by:
AMBAC (AMBAC Indemnity Corporation)
BIGI (Bond Investors Guarantee Insurance)
FGIC (Financial Guaranty Insurance Company)
FHLMC (Federal Home Loan Mortgage Corporation)
FNMA (Federal National Mortgage Association)
FSA (Financial Security Assurance, Inc.)
GNMA (Government National Mortgage Association)
MBIA (Municipal Bond Insurance Organization)
PSF (Texas Permanent School Fund)

The Accompanying Notes are an Integral Part of the Financial Statements.

                                ----------------
                                SELECT BOND FUND
                                ----------------
   SELECT BOND FUND

   SCHEDULE OF INVESTMENTS 9/30/03 (Unaudited)
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   CORPORATE BONDS (25.7%)
   AEROSPACE - DEFENSE (0.4%)
   Lockheed Martin Corp.,
      8.20%, 12/1/09                                      500,000       619,022
--------------------------------------------------------------------------------

   AUTO RELATED (1.0%)
   Toyota Motor Credit Corp.,
      2.875%, 8/1/08                                      250,000       248,350
   Toyota Motor Credit Corp.,
      5.65%, 1/15/07                                    1,000,000     1,107,056
--------------------------------------------------------------------------------
   TOTAL                                                              1,355,406
--------------------------------------------------------------------------------

   BEVERAGES, MALT BEVERAGES (2.2%)
(b)Anheuser-Busch Cos., Inc.,
      7.00%, 12/1/25                                      720,000       793,578
(b)Anheuser-Busch Cos., Inc.,
      7.50%, 3/15/12                                       57,000        69,762
   Coca-Cola Enterprises, Inc.,
      5.25%, 5/15/07                                      750,000       815,091
   Coca-Cola Enterprises, Inc.,
      5.375%, 8/15/06                                     250,000       271,801
(b)Coca-Cola Enterprises, Inc.,
      5.75%, 3/15/11                                    1,000,000     1,109,760
--------------------------------------------------------------------------------
   TOTAL                                                              3,059,992
--------------------------------------------------------------------------------

   BROAD WOVEN FABRIC MILLS, MANMADE (0.0%)
(c)Polysindo International Finance,
      11.375%, 6/15/06                                    800,000        40,000
--------------------------------------------------------------------------------

   COMMERCIAL BANKS (1.4%)
(b)Bank of America Corp.,
      4.875%, 1/15/13                                      80,000        81,438
(b)Bank of America Corp.,
      7.40%, 1/15/11                                      133,000       157,988
(b)Bank One Corp., 5.25%, 1/30/13                         500,000       521,672
   HBOS Treasury Services,
      3.75%, 9/30/08                                    1,000,000     1,016,309
   Wells Fargo Bank, 6.45%, 2/1/11                        150,000       170,990
--------------------------------------------------------------------------------
   TOTAL                                                              1,948,397
--------------------------------------------------------------------------------

   COMMERCIAL PHYSICAL RESEARCH (0.6%)
   Monsanto Co., 7.375%, 8/15/12                          700,000       816,750
--------------------------------------------------------------------------------

   CRUDE PETROLEUM & NATURAL GAS (1.1%)
   Occidental Petroleum,
      6.75%, 1/15/12                                      705,000       810,984
   Occidental Petroleum,
      10.125%, 9/15/09                                    510,000       671,176
--------------------------------------------------------------------------------
   TOTAL                                                              1,482,160
--------------------------------------------------------------------------------
                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   DATA PROCESSING & PREPARATION (0.7%)
   Fiserv, Inc., 4.00%, 4/15/08                         1,000,000     1,011,570
--------------------------------------------------------------------------------

   ELECTRIC SERVICES (0.2%)
   South Carolina Electric & Gas,
      6.125%, 3/1/09                                      250,000       280,705
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT & SUPPLIES (0.4%)
   Cooper Industries, Inc.,
      5.50%, 11/1/09                                      500,000       546,155
--------------------------------------------------------------------------------

   FIRE, MARINE & CASUALTY INSURANCE (3.0%)
(b)Allstate Corp., 6.125%, 12/15/32                       225,000       234,355
(b)Berkley (WR) Corp.,
      5.875%, 2/15/13                                     750,000       779,352
(b)Berkley (WR) Corp.,
      9.875%, 5/15/08                                   1,000,000     1,245,169
   Progressive Corp., 6.25%, 12/1/32                      843,000       897,214
   Travelers Property Casualty,
      6.375%, 3/15/33                                   1,000,000     1,063,028
--------------------------------------------------------------------------------
   TOTAL                                                              4,219,118
--------------------------------------------------------------------------------

   HOLDING COMPANIES (1.4%)
   Berkshire Hathaway, Inc.,
      4.625%, 10/15/13 144A                             2,000,000     2,015,140
--------------------------------------------------------------------------------

   HOUSE FURNISHINGS (0.5%)
   Leggett & Platt, Inc.,
      4.70%, 4/1/13                                       670,000       675,361
--------------------------------------------------------------------------------

   INDUSTRIAL SERVICES - ENGINEERING PRODUCTS (0.7%)
   Harsco Corp., 5.125%, 9/15/13                        1,000,000     1,031,828
--------------------------------------------------------------------------------

   MEASURING & CONTROLLING DEVICES (0.4%)
   Rockwell Automation, Inc.,
      6.70%, 1/15/28                                      500,000       547,789
--------------------------------------------------------------------------------

   MISCELLANEOUS MANUFACTURING INDUSTRIES (0.7%)
   Textron Financial Corp.,
      2.75%, 6/1/06                                     1,000,000     1,000,911
--------------------------------------------------------------------------------

   MOTORS & GENERATORS (0.3%)
   Emerson Electric Co.,
      4.50%, 5/1/13                                       255,000       254,402
   Emerson Electric Co.,
      5.75%, 11/1/11                                      119,000       129,565
--------------------------------------------------------------------------------
   TOTAL                                                                383,967
--------------------------------------------------------------------------------

   OFFICE MACHINES (0.3%)
   Pitney Bowes Credit Corp.,
      5.75%, 8/15/08                                      400,000       445,089
--------------------------------------------------------------------------------

                                ----------------
                                SELECT BOND FUND
                                ----------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   OIL & GAS EXTRACTION (0.4%)
(b)Chevron Corp., 6.625%, 10/1/04                         500,000       523,167
--------------------------------------------------------------------------------

   PHARMACEUTICALS (4.0%)
   Eli Lilly and Co., 5.50%, 7/15/06                      480,000       523,055
   Johnson & Johnson, Inc.,
      3.80%, 5/15/13                                    1,000,000       965,512
   Johnson & Johnson, Inc.,
      4.95%, 5/15/33                                    1,000,000       926,865
   Johnson & Johnson, Inc.,
      6.625%, 9/1/09                                      700,000       822,853
   Johnson & Johnson, Inc.,
      6.95%, 9/1/29                                       400,000       483,368
   Merck & Co., Inc., 5.95%, 12/1/28                      615,000       659,426
   Merck & Co., Inc., 6.40%, 3/1/28                       385,000       435,246
   Pfizer, Inc., 5.625%, 4/15/09                          220,000       243,406
   Pfizer, Inc., 5.625%, 2/1/06                           330,000       358,385
--------------------------------------------------------------------------------
   TOTAL                                                              5,418,116
--------------------------------------------------------------------------------
   RADIO, TV ELECTRONIC STORES (1.1%)
   Radio Shack Corp.,
      6.95%, 9/1/07                                     1,000,000     1,135,327
   Radio Shack Corp.,
      7.375%, 5/15/11                                     300,000       353,498
--------------------------------------------------------------------------------
   TOTAL                                                              1,488,825
--------------------------------------------------------------------------------

   RETAIL - RETAIL STORES (0.3%)
   Limited Brands, Inc.,
      6.125%, 12/1/12                                     230,000       250,578
   Limited Brands, Inc.,
      6.95%, 3/1/33                                       206,000       227,066
--------------------------------------------------------------------------------
   TOTAL                                                                477,644
--------------------------------------------------------------------------------

   SAVINGS INSTITUTIONS EXCEPT FEDERAL (0.7%)
   U.S. Central Credit Union,
      2.75%, 5/30/08                                    1,000,000       982,201
--------------------------------------------------------------------------------

   STATIONERY STORES (0.8%)
   Office Depot, Inc.,
      6.25%, 8/15/13 144A                               1,000,000     1,064,266
--------------------------------------------------------------------------------

   STEEL WIRE & RELATED PRODUCTS (0.8%)
   Hubbell, Inc., 6.375%, 5/15/12                       1,000,000     1,137,235
--------------------------------------------------------------------------------

   TOILET PREPARATIONS (1.6%)
   Estee Lauder, Inc.,
      5.75%, 10/15/33                                   1,250,000     1,258,879
   The Gillette Co., 2.50%, 6/1/08                      1,000,000       975,398
--------------------------------------------------------------------------------
   TOTAL                                                              2,234,277
--------------------------------------------------------------------------------


                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   WINES & DISTILLED BEVERAGES (0.7%)
(b)Brown Forman Corp.,
      3.00%, 3/15/08                                    1,000,000       988,891
--------------------------------------------------------------------------------
   TOTAL CORPORATE BONDS
     (COST $34,896,326)                                              35,793,982
--------------------------------------------------------------------------------

   GOVERNMENT (DOMESTIC AND FOREIGN)
     AND AGENCY BONDS (61.5%)
   ELECTRIC SERVICES (0.8%)
   Tennessee Valley Authority,
      4.75%, 8/1/13                                     1,000,000     1,031,655
--------------------------------------------------------------------------------

   FEDERAL GOVERNMENT & AGENCIES (60.7%)
   Aid-Israel, 0.00%, 11/1/24                           1,500,000       458,585
   Federal Home Loan Bank,
      5.54%, 1/8/09                                       300,000       333,115
   Federal Home Loan Mortgage
      Corp., 7.50%, 10/1/27                               147,132       157,930
   Federal National Mortgage
      Association, 5.97%, 10/1/08                         363,080       399,511
   Federal National Mortgage
      Association, 6.22%, 2/1/06                          453,554       486,085
   Federal National Mortgage
      Association, 6.265%, 10/1/08                        234,640       261,161
   Federal National Mortgage
      Association, 6.39%, 4/1/08                          451,637       503,174
   Federal National Mortgage
      Association, 7.36%, 4/1/11                          419,046       492,316
   Federal National Mortgage
      Association, 11.00%, 12/1/12                          5,767         6,640
   Federal National Mortgage
      Association, 11.00%, 9/1/17                          28,895        33,218
   Federal National Mortgage
      Association, 11.00%, 12/1/17                          6,817         7,858
   Federal National Mortgage
      Association, 11.00%, 2/1/18                          15,372        17,714
   Federal National Mortgage
      Association, 11.50%, 4/1/18                          15,332        17,820
   Federal National Mortgage
      Association, 12.00%, 9/1/12                          43,755        50,548
   Federal National Mortgage
      Association, 12.00%, 12/1/12                         12,008        14,046
   Federal National Mortgage
      Association, 12.00%, 9/1/17                          12,191        14,269
   Federal National Mortgage
      Association, 12.00%, 10/1/17                          9,988        11,703
   Federal National Mortgage
      Association, 12.00%, 12/1/17                          6,120         7,185
   Federal National Mortgage
      Association, 12.00%, 2/1/18                          13,953        16,386

                                ----------------
                                SELECT BOND FUND
                                ----------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
   Federal National Mortgage
      Association, 12.25%, 1/1/18                          10,356        12,215
   Federal National Mortgage
      Association, 12.50%, 4/1/18                           6,901         8,177
   Federal National Mortgage
      Association, 13.00%, 11/1/12                          9,652        11,436
   Federal National Mortgage
      Association, 13.00%, 11/1/17                         14,448        17,284
   Federal National Mortgage
      Association, 13.00%, 12/1/17                          6,221         7,423
   Federal National Mortgage
      Association, 13.00%, 2/1/18                          17,348        20,717
   Federal National Mortgage
      Association, 14.00%, 12/1/17                          4,207         5,097
   Government National Mortgage
      Association, 5.50%, 2/15/32                       1,162,585     1,192,760
   Government National Mortgage
      Association, 7.50%, 6/15/28                          43,132        46,207
   Government National Mortgage
      Association, 8.00%, 7/15/27                          56,622        61,251
   Government National Mortgage
      Association, 8.00%, 12/15/26                         90,304        97,983
   Government National Mortgage
      Association, 11.00%, 1/15/18                        112,440       127,830
   Government National Mortgage
      Association TBA,
      4.50%, 10/1/25                                    7,950,000     7,709,016
   Government National Mortgage
      Association TBA,
      5.00%, 10/1/25                                    2,500,000     2,509,375
   Housing & Urban Development,
      6.08%, 8/1/13                                       750,000       848,442
   State of Israel, 7.25%, 12/15/28                     1,000,000     1,087,367
   US Treasury, 1.125%, 6/30/05                           315,000       313,930
   US Treasury, 1.625%, 3/31/05                           260,000       261,595
   US Treasury, 1.625%, 4/30/05                           175,000       176,025
   US Treasury, 1.625%, 9/30/05                           350,000       351,039
   US Treasury, 1.75%, 12/31/04                           205,000       206,569
   US Treasury, 2.00%, 5/15/06                            520,000       523,595
   US Treasury, 2.125%, 10/31/04                          225,000       227,514
   US Treasury, 2.625%, 5/15/08                         3,260,000     3,251,469
   US Treasury, 3.00%, 2/29/04                          2,838,000     2,861,280
   US Treasury, 3.00%, 1/31/04                            265,000       266,739
   US Treasury, 3.00%, 2/15/08                          4,875,000     4,959,172
   US Treasury, 3.50%, 11/15/06                           200,000       208,977
   US Treasury, 3.875%, 2/15/13                           693,000       692,675
   US Treasury, 4.25%, 8/15/13                            265,000       271,656
   US Treasury, 4.625%, 5/15/06                           716,000       768,441
   US Treasury, 5.375%, 2/15/31                           415,000       445,347
   US Treasury, 5.75%, 11/15/05                         2,104,000     2,289,087

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   FEDERAL GOVERNMENT & AGENCIES (CONTINUED)
   US Treasury, 6.50%, 5/15/05                         10,485,000    11,366,390
   US Treasury, 6.50%, 2/15/10                          1,080,000     1,281,614
   US Treasury Inflation Index
      Bond, 3.375%, 1/15/07                            25,906,378    28,497,014
   US Treasury Inflation Index
      Bond, 3.625%, 1/15/08                             2,458,663     2,758,696
   US Treasury Inflation Index
      Bond, 3.875%, 4/15/29                               671,172       845,362
   US Treasury Note,
      3.125%, 9/15/08                                     145,000       147,016
   US Treasury Stripped,
       0.00%, 8/15/27                                   9,900,000     2,755,388
   US Treasury Stripped,
      0.00%, 5/15/30                                    4,610,000     1,139,325
   Vendee Mortgage Trust,
      Series 1998-3, Class E,
      6.50%, 3/15/29                                      250,000       260,493
   Vendee Mortgage Trust,
      Series 1999-1, Class 2IO,
      0.175%, 1/15/29 IO                               34,217,555       151,858
--------------------------------------------------------------------------------
   TOTAL                                                             84,330,110
--------------------------------------------------------------------------------
   TOTAL GOVERNMENT
     (DOMESTIC AND FOREIGN)
     AND AGENCY BONDS
     (COST $84,283,408)                                              85,361,765
--------------------------------------------------------------------------------

   MORTGAGE-BACKED AND
     ASSET-BACKED SECURITIES (5.3%)
   COMMERCIAL MORTGAGES (4.3%)
(b)Asset Securitization Corp.,
      Series 1996-MD6, Class CS1,
      1.63%, 11/13/26 IO                                  558,006         1,004
(b)Asset Securitization Corp.,
      Series 1996-MD6, Class CS2,
      1.10%, 11/13/26 IO                                8,000,000        22,500
(b)Asset Securitization Corp.,
      Series 1997-D5, Class A3,
      7.11%, 2/14/41                                      450,000       458,722
(b)Chase Commercial Mortgage
      Securities Corp., Series 1997-2,
      Class A2, 6.60%, 11/19/07                           500,000       556,969
(b)Chase Commercial Mortgage
      Securities Corp., Series 1997-2,
      Class B, 6.60%, 11/19/07                            500,000       561,371
   Commercial Mortgage Acceptance
      Corp., Series 1997-ML1,
      Class B, 6.64%, 12/15/07                            500,000       551,841
   Credit Suisse First Boston
      Mortgage Securities Corp.,
      Series 1997-C1, Class A2,
     7.26%, 6/20/07 144A                                  216,632       241,141

                                ----------------
                                SELECT BOND FUND
                                ----------------

                                                              September 30, 2003

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   COMMERCIAL MORTGAGES (CONTINUED)
   Credit Suisse First Boston Mortgage
      Securities Corp., Series 1997-C1,
      Class B, 7.28%, 6/20/07 144A                        250,000       284,117
   Criimi Mae Commercial Mortgage
      Trust, Series 1998-C1, Class A1,
      7.00%, 11/2/06 144A                                 500,000       522,600
   Criimi Mae Commercial Mortgage
      Trust, Series 1998-C1, Class B,
      7.00%, 11/2/11 144A                                 600,000       590,436
   DLJ Commercial Mortgage
      Corp., Series 1998-CF1,
      Class S, 0.70%, 1/15/18 IO                       18,441,966       550,677
   DLJ Mortgage Acceptance
      Corp., Series 1997-CF2,
      Class S, 0.35%, 10/15/17
      IO 144A                                          24,297,868       474,919
   Midland Realty Acceptance
      Corp., Series 1996-C2,
      Class AEC, 1.35%, 1/25/29
      IO 144A                                           6,488,755       302,116
   Mortgage Capital Funding, Inc.,
      Series 1997-MC1, Class A3,
      7.28%, 3/20/07                                      400,000       432,029
   Nomura Asset Securities Corp.,
      Series 1998-D6, Class A2,
      6.99%, 3/17/28                                      200,000       236,406
   RMF Commercial Mortgage
      Pass-Through, Series 1997-1,
      Class F, 7.47%, 1/15/19 144A                        400,000       210,306
--------------------------------------------------------------------------------
   TOTAL                                                              5,997,154
--------------------------------------------------------------------------------

   CREDIT CARD ASSET-BACKED (0.0%)
   Heilig-Meyers Master Trust,
      Series 1998-1A, Class A,
      6.125%, 1/20/07 144A                                183,838           115
--------------------------------------------------------------------------------

   FRANCHISE LOAN RECEIVABLES (0.2%)
   Enterprise Mortgage Acceptance
      Co., Series 1998-1, Class IO,
      1.37%, 1/15/23 IO 144A                           10,736,352       332,827
--------------------------------------------------------------------------------

   MANUFACTURED HOUSING (0.3%)
   Mid-State Trust, Series 6,
      Class A3, 7.54%, 7/1/35                             375,075       400,216
--------------------------------------------------------------------------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   RESIDENTIAL MORTGAGES (0.0%)
(b)Blackrock Capital Finance LP,
      Series 1997-R1, Class B3,
      7.75%, 3/25/37 144A                                 202,121        18,191
(b)Blackrock Capital Finance LP,
      Series 1997-R3, Class B3,
      7.25%, 11/25/28 144A                                355,375        21,322
--------------------------------------------------------------------------------
   TOTAL                                                                 39,513
--------------------------------------------------------------------------------

   RETAIL - RETAIL STORES (0.5%)
   LB Mortgage Trust, Series 1991-2,
      Class A3, 8.40%, 1/20/17                            539,072       628,019
--------------------------------------------------------------------------------
   TOTAL MORTGAGE-BACKED AND
     ASSET-BACKED SECURITIES
     (COST $8,212,681)                                                7,397,844
--------------------------------------------------------------------------------

   REVENUE BOND (0.7%)
   MUNICIPAL BONDS - REVENUE (0.7%)
   Nashville and Davidson County,
      Tennessee Health and
      Educational Facilities Board
      of the Metropolitan Government,
      0.00%, 6/1/21 RB                                  2,450,000     1,020,523
--------------------------------------------------------------------------------
   TOTAL REVENUE BOND
     (COST $1,015,067)                                                1,020,523
--------------------------------------------------------------------------------

   MONEY MARKET INVESTMENTS (12.2%)
   FEDERAL GOVERNMENT & AGENCIES (0.4%)
(b)Federal Home Loan Bank,
      1.23%, 11/14/03                                     500,000       499,364
--------------------------------------------------------------------------------

   FINANCE LESSORS (4.3%)
(b)Preferred Receivable Funding,
      1.05%, 10/23/03                                   3,000,000     2,998,075
(b)Windmill Funding Corp.,
      1.05%, 10/14/03                                   3,000,000     2,998,863
--------------------------------------------------------------------------------
   TOTAL                                                              5,996,938
--------------------------------------------------------------------------------

   MISCELLANEOUS BUSINESS CREDIT INSTITUTIONS (2.1%)
(b)Delaware Funding Corp.,
      1.04%, 10/17/03                                   3,000,000     2,998,613
--------------------------------------------------------------------------------
   PERSONAL CREDIT INSTITUTIONS (2.2%)
(b)Toyota Motor Credit Co.,
      1.02%, 10/10/03                                   3,000,000     2,999,235
--------------------------------------------------------------------------------

                                ----------------
                                SELECT BOND FUND
                                ----------------

                                                       Shares/Par       $ Value
--------------------------------------------------------------------------------
   SHORT-TERM BUSINESS CREDIT (3.2%)
(b)Old Line Funding Corp.,
      1.06%, 10/10/03                                   3,000,000     2,999,205
(b)UBS Finance LLC, 1.11%, 10/1/03                      1,500,000     1,500,000
--------------------------------------------------------------------------------
   TOTAL                                                              4,499,205
--------------------------------------------------------------------------------
   TOTAL MONEY MARKET INVESTMENTS
     (COST $16,993,355)                                              16,993,355
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS (105.4%)
     (COST $145,400,837)(a)                                         146,567,469
--------------------------------------------------------------------------------
   OTHER ASSETS,
     LESS LIABILITIES (-5.4%)                                       (7,459,153)
--------------------------------------------------------------------------------
   TOTAL NET ASSETS (100.0%)                                        139,108,316
--------------------------------------------------------------------------------

   144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers.

   IO - Interest Only Security

(a)At September 30, 2003 the aggregate cost of securities for federal tax purposes was $145,400,837 and the net unrealized appreciation of investments based on that cost was $1,166,632 which is comprised of $4,143,480 aggregate gross unrealized appreciation and $2,976,848 aggregate gross unrealized depreciation.

(b)All or a portion of the securities have been committed as collateral for open futures positions or when issued securities. Information regarding open futures contracts as of period end is summarized below:

                                                                 Unrealized
                                  Number of       Expiration    Appreciation
   Issuer                         Contracts          Date      (Depreciation)
--------------------------------------------------------------------------------
   US Long Bond (CBT)
      Commodity Futures
      (Total notional value at
      9/30/03, $11,325,875)          106            12/03         $562,688

(c)Defaulted Security

The Accompanying Notes are an Integral Part of the Financial Statements.

                          ----------------------------
                          SMALL CAP GROWTH STOCK FUND
                          ----------------------------



                                                              September 30, 2003

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
ASSETS
Common Stocks (cost $19,840,665)                                   $22,415,638
Money Market Investments (cost $299,619)                               299,619
------------------------------------------------------------------------------
                                                                    22,715,257
------------------------------------------------------------------------------
Cash                                                                   174,482
Due from Sale of Securities                                            237,269
Due from Sale of Fund Shares                                            94,781
Dividends and Interest Receivable                                        1,466
------------------------------------------------------------------------------
  TOTAL ASSETS                                                      23,223,255
------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                          140,974
Accrued Expenses                                                        26,762
Due on Redemption of Fund Shares                                        19,993
Due to Investment Advisor                                                4,123
Accrued Distribution Fees                                                3,711
Accrued Administrative Fees                                              1,966
------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    197,529
------------------------------------------------------------------------------
NET ASSETS                                                         $23,025,726
==============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
 (300,000,000 shares authorized, $.001
 par value; 1,851,081 shares outstanding)                          $21,704,555
Undistributed Net Investment Income                                  (144,631)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments                               (1,109,171)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                                              2,574,973
------------------------------------------------------------------------------
NET ASSETS FOR 1,851,081
 SHARES OUTSTANDING                                                $23,025,726
==============================================================================
Per Share of Class A (Based on 1,466,886
 Shares Issued and Outstanding):
  OFFERING PRICE                                                        $13.11
==============================================================================
  NET ASSET VALUE AND
    REDEMPTION PRICE                                                    $12.49
==============================================================================
Per Share of Class B (Based on 384,195
 Shares Issued and Outstanding):
  NET ASSET VALUE AND OFFERING PRICE                                    $12.25
==============================================================================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Interest                                                              $16,320
 Dividends                                                              11,070
------------------------------------------------------------------------------
  TOTAL INCOME                                                          27,390
------------------------------------------------------------------------------
Expenses
 Management Fees                                                        95,847
 Transfer Agent Fees                                                    41,735
 Shareholder Servicing Fees                                             28,190
 Distribution Fees:
  Class A                                                                9,006
  Class B                                                               17,028
 Custodian Fees                                                         14,141
 Registration Fees                                                      13,602
 Administrative Fees                                                    11,276
 Audit Fees                                                              7,953
 Shareholder Reporting Fees                                              7,116
 Professional Fees                                                       3,684
 Directors Fees                                                          3,556
 Other Expenses                                                          2,326
------------------------------------------------------------------------------
  TOTAL EXPENSES                                                       255,460
------------------------------------------------------------------------------
  Less:
   Expenses Reimbursed by Affiliates                                  (82,837)
   Custodian Fees Paid Indirectly                                        (602)
------------------------------------------------------------------------------
  TOTAL NET EXPENSES                                                   172,021
------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                        (144,631)
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
 Investment Securities                                                 318,233
 Futures Contracts                                                     291,546
------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)
   ON INVESTMENTS                                                      609,779
------------------------------------------------------------------------------
Net Unrealized Appreciation
 (Depreciation) on Investments:
  Investment Securities                                              4,086,535
------------------------------------------------------------------------------
  NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON INVESTMENTS                                     4,086,535
------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                       4,696,314
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS                                                    $4,551,683
==============================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                          ---------------------------
                          SMALL CAP GROWTH STOCK FUND
                          ---------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                               For the
                                          Six Months Ended           For the
                                         September 30, 2003         Year Ended
                                             (Unaudited)          March 31, 2003
--------------------------------------------------------------------------------

CHANGE IN NET ASSETS
 Operations
  Net Investment Income (Loss)               $(144,631)             $(209,849)
  Net Realized Gain (Loss) on Investments       609,779            (1,187,300)
  Net Unrealized Appreciation (Depreciation)
  on Investments                              4,086,535            (3,447,831)
-----------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Operations                 4,551,683            (4,844,980)
-----------------------------------------------------------------------------
 Fund Share Transactions
 Class A
  Proceeds from Sale of 418,611 and
  580,561 Shares                              4,980,470              6,401,580
  Payments for 397,953 and 180,198
  Shares Redeemed                           (4,944,160)            (1,936,540)
------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Class A Fund
    Share Transactions (20,658 and
     400,363 shares, respectively)               36,310              4,465,040
------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 97,789 and
    137,926 Shares                            1,118,931              1,530,140
  Payments for 82,908 and 34,595
  Shares Redeemed                             (977,746)              (375,357)
-----------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
    Resulting from Class B Fund
    Share Transactions (14,881 and
     103,331 shares, respectively)              141,185              1,154,783
-----------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS      4,729,178                774,843
NET ASSETS
 Beginning of Period                         18,296,548             17,521,705
-----------------------------------------------------------------------------
 END OF PERIOD (INCLUDES UNDISTRIBUTED
  NET INVESTMENT INCOME(LOSS) OF
  $(144,631) AND $0, RESPECTIVELY)          $23,025,726            $18,296,548
-----------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                         -----------------------------
                          SMALL CAP GROWTH STOCK FUND
                         -----------------------------

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS


                                                                                            CLASS A
                                                       -----------------------------------------------------------------------------
                                                           For the                                                   For the Period
                                                       Six Months Ended      For the        For the       For the   July 12, 1999(a)
                                                        September 30,      Year Ended      Year Ended   Year Ended      through
(For a share outstanding                                     2003           March 31,      March 31,     March 31,     March 31,
throughout the period)                                   (Unaudited)          2003            2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                      $10.11            $13.38          $11.61         $17.59         $10.00
     Income from Investment Operations:
       Net Investment Income (Loss)                         (0.07)(b)      (0.12)(b)          (0.11)      (0.13)(b)      (0.08)(c)
       Net Realized and Unrealized Gains
          (Losses) on Investments                            2.45             (3.15)            1.88         (3.36)           8.12
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS                   2.38             (3.27)            1.77         (3.49)           8.04
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net Investment Income                 -                  _               _              _         (0.01)
       Distributions from Realized Gains on Investments         -                  -               -         (2.49)         (0.44)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                   -                  -               -         (2.49)         (0.45)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $12.49            $10.11          $13.38         $11.61         $17.59
====================================================================================================================================
  TOTAL RETURN(d)                                           23.54%(e)       (24.44)%          15.25%       (20.91)%      81.52%(e)
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                                 $18,320,706  $14,623,002     $13,997,182    $10,110,730    $10,133,996
====================================================================================================================================
  RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS             2.14%(f)           2.29%           2.46%          2.36%       3.31%(f)
====================================================================================================================================
  RATIO OF NET EXPENSES TO AVERAGE NET ASSETS               1.40%(f)           1.40%           1.40%          1.40%       1.40%(f)
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                           (1.15)%(f)       (1.10)%         (0.89)%        (0.79)%     (0.92)%(f)
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                                   45.78%            48.87%          57.86%         81.87%         89.96%
====================================================================================================================================

(a)  Fund commenced operations on July 12, 1999.
(b)  Calculated based on average shares outstanding.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                         -----------------------------
                          SMALL CAP GROWTH STOCK FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                         CLASS B
                                                       -----------------------------------------------------------------------------
                                                            For the                                                  For the Period
                                                       Six Months Ended    For the        For the      For the      July 12, 1999(a)
                                                         September 30,   Year Ended     Year Ended    Year Ended        through
(For a share outstanding                                     2003         March 31,      March 31,    March 31,        March 31,
throughout the period)                                    (Unaudited)       2003           2002          2001             2000
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
   Net Asset Value, Beginning of Period                       $9.95         $13.25          $11.58         $17.57           $10.00
      Income from Investment Operations:
         Net Investment Income (Loss)                     (0.10)(b)      (0.19)(b)          (0.11)      (0.23)(b)        (0.10)(c)
         Net Realized and Unrealized Gains
            (Losses) on Investments                            2.40         (3.11)            1.78         (3.35)             8.09
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL FROM INVESTMENT OPERATIONS                   2.30         (3.30)            1.67         (3.58)             7.99
------------------------------------------------------------------------------------------------------------------------------------
      Less Distributions:
         Distributions from Realized Gains on Investments         -              -               -         (2.41)           (0.42)
------------------------------------------------------------------------------------------------------------------------------------
            TOTAL DISTRIBUTIONS                                   -              -               -         (2.41)           (0.42)
------------------------------------------------------------------------------------------------------------------------------------
   Net Asset Value, End of Period                            $12.25          $9.95          $13.25         $11.58           $17.57
====================================================================================================================================
   Total Return(d)                                        23.12%(e)       (24.91)%          14.42%       (21.40)%        80.95%(e)
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period                             $4,705,020     $3,673,546      $3,524,523     $2,399,797       $1,892,130
====================================================================================================================================
   Ratio of Gross Expenses to Average Net Assets           2.79%(f)          2.94%           3.11%          3.01%         3.89%(f)
====================================================================================================================================
   Ratio of Net Expenses to Average Net Assets             2.05%(f)          2.05%           2.05%          2.05%         2.05%(f)
====================================================================================================================================
   Ratio of Net Investment Income
      (Loss) to Average Net Assets                       (1.79)%(f)        (1.74)%         (1.54)%        (1.44)%       (1.57)%(f)
====================================================================================================================================
   Portfolio Turnover Rate                                   45.78%         48.87%          57.86%         81.87%           89.96%
====================================================================================================================================


(a)  Fund commenced operations on July 12, 1999.
(b)  Calculated based on average shares outstanding.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                          ----------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                          ----------------------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------

ASSETS
Common Stocks (cost $110,404,795)                                   $126,379,998
Money Market Investments
 (cost $10,697,408)                                                   10,697,408
--------------------------------------------------------------------------------
                                                                     137,077,406
--------------------------------------------------------------------------------
Cash                                                                     233,915
Due from Sale of Fund Shares                                             104,286
Dividends and Interest Receivable                                         39,971
Due from Sale of Securities                                               26,325
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                       137,481,903
--------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                            558,713
Due to Investment Advisor                                                 77,743
Accrued Expenses                                                          69,228
Accrued Distribution Fees                                                 13,863
Accrued Administrative Fees                                               11,262
Due on Redemption of Fund Shares                                          11,000
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      741,809
--------------------------------------------------------------------------------
NET ASSETS                                                          $136,740,094
================================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
 (300,000,000 shares authorized, $.001
 par value; 11,933,818 shares outstanding)                          $136,026,738
Undistributed Net Investment Income                                    (605,506)
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments                                (14,656,341)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                                               15,975,203
--------------------------------------------------------------------------------
NET ASSETS FOR 11,933,818
 SHARES OUTSTANDING                                                 $136,740,094
================================================================================
Per Share of Class A (Based on 11,085,685
 Shares Issued and Outstanding):
  OFFERING PRICE                                                          $12.06
================================================================================
  NET ASSET VALUE AND
    REDEMPTION PRICE                                                      $11.49
================================================================================
Per Share of Class B (Based on 848,133
 Shares Issued and Outstanding):
  NET ASSET VALUE AND OFFERING PRICE                                      $11.05
================================================================================


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends (less foreign dividend tax of $933)                          $184,797
 Interest                                                                 78,416
--------------------------------------------------------------------------------
  TOTAL INCOME                                                           263,213
--------------------------------------------------------------------------------
Expenses
 Management Fees                                                         484,606
 Shareholder Servicing Fees                                              161,535
 Distribution Fees:
  Class A                                                                 60,114
  Class B                                                                 33,752
 Transfer Agent Fees                                                      75,728
 Administrative Fees                                                      64,614
 Registration Fees                                                        14,345
 Custodian Fees                                                           12,521
 Audit Fees                                                                7,953
 Shareholder Reporting Fees                                                7,116
 Professional Fees                                                         3,686
 Directors Fees                                                            3,556
 Other Expenses                                                            1,530
--------------------------------------------------------------------------------
  TOTAL EXPENSES                                                         931,056
--------------------------------------------------------------------------------
  Less:
    Expenses Reimbursed by Affiliates                                   (61,820)
    Custodian Fees Paid Indirectly                                         (517)
--------------------------------------------------------------------------------
  TOTAL NET EXPENSES                                                     868,719
--------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                          (605,506)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
 Investment Securities                                                 1,881,634
 Futures Contracts                                                       176,647
--------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)
    ON INVESTMENTS                                                     2,058,281
--------------------------------------------------------------------------------
Net Unrealized Appreciation
 (Depreciation) on Investments:
  Investment Securities                                               17,732,573
  Futures Contracts                                                       19,725
--------------------------------------------------------------------------------
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) ON INVESTMENTS                                     17,752,298
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                        19,810,579
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS                                                     $19,205,073
================================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                         -----------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                         -----------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                    For the
                                                Six Months Ended     For the
                                               September 30, 2003   Year Ended
                                                  (Unaudited)     March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                   $(605,506)       $(665,527)
     Net Realized Gain (Loss) on Investments         2,058,281      (8,719,310)
     Net Unrealized Appreciation (Depreciation)
       on Investments                               17,752,298      (8,961,417)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Operations                 19,205,073     (18,346,254)
--------------------------------------------------------------------------------
Fund Share Transactions
  Class A
     Proceeds from Sale of 504,217 and
       5,972,553 Shares                              5,615,999       58,915,661
     Payments for 168,832 and 330,286
       Shares Redeemed                             (1,865,973)      (3,435,974)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class A Fund
          Share Transactions (335,385 and
            5,642,267 shares, respectively)          3,750,026       55,479,687
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 62,890 and 143,717 Shares   657,910        1,493,415
     Payments for 55,500 and 123,846 Shares Redeemed (578,931)      (1,284,597)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class B Fund
          Share Transactions (7,390 and 19,871
            shares, respectively)                       78,979          208,818
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS           23,034,078       37,342,251
NET ASSETS
  Beginning of Period                              113,706,016       76,363,765
--------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME
     (LOSS) OF $(605,506) AND $0, RESPECTIVELY)   $136,740,094     $113,706,016
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                         -----------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                         ------------------------------

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS


                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                               For the
                                          Six Months Ended    For the        For the       For the         For the          For the
                                            September 30,    Year Ended    Year Ended     Year Ended     Year Ended       Year Ended
(For a share outstanding                        2003         March 31,      March 31,     March 31,       March 31,        March 31,
throughout the period)                       (Unaudited)        2003          2002           2001           2000             1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period            $9.83        $12.93        $13.70        $23.23           $13.73          $14.50
     Income from Investment Operations:
       Net Investment Income (Loss)           (0.05)(a)     (0.09)(a)        (0.09)     (0.11)(a)        (0.21)(b)          (0.11)
       Net Realized and Unrealized Gains
          (Losses) on Investments                  1.71        (3.01)          0.43        (5.69)            11.82          (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         1.66        (3.10)          0.34        (5.80)            11.61          (0.54)
-----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Realized
          Gains on Investments                        -             -        (1.11)        (3.73)           (2.11)          (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                         -             -        (1.11)        (3.73)           (2.11)          (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $11.49         $9.83        $12.93        $13.70           $23.23          $13.73
===================================================================================================================================
  TOTAL RETURN(c)                             16.89%(d)      (23.98)%         2.54%      (28.33)%           87.53%         (3.78)%
===================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                $127,365,860  $105,727,923   $66,061,575   $62,587,176      $84,847,655     $43,840,289
===================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.40%(e)         1.55%         1.55%         1.45%            1.50%           1.62%
===================================================================================================================================
  RATIO OF NET EXPENSES
     TO AVERAGE NET ASSETS                     1.30%(e)         1.30%         1.30%         1.30%            1.30%           1.30%
===================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS            (0.89)%(e)       (0.86)%       (0.61)%       (0.55)%          (0.82)%         (0.80)%
===================================================================================================================================
  PORTFOLIO TURNOVER RATE                        36.51%        34.94%        68.02%        63.63%           92.54%          84.46%
===================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                         ------------------------------
                          AGGRESSIVE GROWTH STOCK FUND
                        -------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                    For the
                                                Six Months Ended   For the       For the      For the        For the       For the
                                                 September 30,    Year Ended    Year Ended   Year Ended    Year Ended    Year Ended
(For a share outstanding                              2003        March 31,     March 31,    March 31,      March 31,     March 31,
throughout the period)                            (Unaudited)        2003          2002         2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                 $9.49        $12.55        $13.43         $22.86       $13.58        $14.43
     Income from Investment Operations:
       Net Investment Income (Loss)                (0.08)(a)     (0.16)(a)        (0.09)      (0.24)(a)    (0.27)(b)        (0.19)
       Net Realized and Unrealized Gains
          (Losses) on Investments                       1.64        (2.90)          0.32         (5.59)        11.59        (0.43)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS              1.56        (3.06)          0.23         (5.83)        11.32        (0.62)
-----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Realized
          Gains on Investments                             -             -        (1.11)         (3.60)       (2.04)        (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              -             -        (1.11)         (3.60)       (2.04)        (0.23)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                      $11.05         $9.49        $12.55         $13.43       $22.86        $13.58
===================================================================================================================================
  TOTAL RETURN(c)                                  16.44%(d)      (24.38)%         1.75%       (28.78)%       86.13%       (4.35)%
===================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                       $9,374,234    $7,978,093   $10,302,190     $9,644,517  $11,401,550    $4,695,396
===================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                          2.05%(e)         2.20%         2.20%          2.10%        2.15%         2.27%
===================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                             1.95%(e)         1.95%         1.95%          1.95%        1.95%         1.95%
===================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                 (1.53)%(e)       (1.52)%       (1.26)%        (1.20)%      (1.47)%       (1.45)%
===================================================================================================================================
  PORTFOLIO TURNOVER RATE                             36.51%        34.94%        68.02%         63.63%       92.54%        84.46%
===================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           -------------------------
                           INTERNATIONAL EQUITY FUND
                           -------------------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
-------------------------------------------------------------------------------

ASSETS
Common Stocks (cost $115,931,616)                                 $134,228,577
Money Market Investments
  (cost $10,595,717)                                                10,595,717
-------------------------------------------------------------------------------
                                                                   144,824,294
-------------------------------------------------------------------------------
Due on Sale of Securities                                            4,759,668
Dividends and Interest Receivable                                      440,371
Due from Sale of Fund Shares                                            56,007
-------------------------------------------------------------------------------
     TOTAL ASSETS                                                  150,080,340
-------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                        4,798,279
Due to Investment Advisor                                              103,841
Other Accrued Liabilities                                               89,615
Due on Sale of Fund Shares                                              48,178
Accrued Administrative Fees                                             12,515
Accrued Distribution Expenses                                           10,627
-------------------------------------------------------------------------------
     TOTAL LIABILITIES                                               5,063,055
-------------------------------------------------------------------------------
NET ASSETS                                                        $145,017,285
===============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 17,767,305 shares outstanding)                       $134,023,384
Undistributed Net Investment Income                                  1,931,046
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                              (9,245,179)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                          18,296,961
     Foreign Currency Transactions                                      11,073
-------------------------------------------------------------------------------
NET ASSETS FOR 17,767,305
  SHARES OUTSTANDING                                              $145,017,285
===============================================================================
Per Share of Class A (Based on 17,313,013
  Shares Issued and Outstanding):
     OFFERING PRICE                                                      $8.58
===============================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                  $8.17
===============================================================================
Per Share of Class B (Based on 454,292
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                  $8.04
===============================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
INVESTMENT INCOME
Income
  Dividends
     (less foreign dividend tax of $318,089)                        $2,622,876
  Interest                                                              42,012
-------------------------------------------------------------------------------
     TOTAL INCOME                                                    2,664,888
-------------------------------------------------------------------------------
Expenses
  Management Fees                                                      567,592
  Shareholder Servicing Fees                                           166,939
  Distribution Fees:
     Class A                                                            65,021
     Class B                                                            13,157
  Administrative Fees                                                   66,776
  Custodian Fees                                                        52,144
  Transfer Agent Fees                                                   42,421
  Registration Fees                                                     16,470
  Shareholder Reporting Fees                                            12,098
  Audit Fees                                                             9,207
  Directors Fees                                                         3,556
  Professional Fees                                                      3,521
  Other Expenses                                                           824
-------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                              1,019,726
-------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                       1,645,162
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                              (538,521)
  Foreign Currency Transactions                                         13,303
-------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                (525,218)
-------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                          33,029,504
     Foreign Currency Transactions                                    (14,908)
-------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                33,014,596
-------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      32,489,378
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $34,134,540
===============================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                           --------------------------
                           INTERNATIONAL EQUITY FUND
                           --------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                  For the
                                              Six Months Ended        For the
                                             September 30, 2003     Year Ended
                                                (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                 $1,645,162           $522,226
     Net Realized Gain (Loss) on Investments       (525,218)        (5,165,700)
     Net Unrealized Appreciation (Depreciation)
       on Investments                             33,014,596       (12,629,241)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Operations               34,134,540       (17,272,715)
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders from
       Net Investment Income                               -          (322,212)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Distributions to Shareholders     -          (322,212)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 376,581 and 10,485,624
       Shares                                      2,833,237         65,319,564
     Proceeds from Shares Issued on Reinvestment
       of Distributions Paid
       (0 and 46,777 shares, respectively)                 -            321,829
     Payments for 74,464 and 159,353
       Shares Redeemed                             (562,728)        (1,162,157)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class A Fund
          Share Transactions (302,117 and
            10,373,048 shares, respectively)       2,270,509         64,479,236
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 35,620 and
       67,309 Shares                                 263,413            485,941
     Payments for 71,299 and 58,955
       Shares Redeemed                             (523,742)          (415,903)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class B Fund
            Share Transactions ((35,679)
               and 8,354 shares, respectively)     (260,329)             70,038
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS         36,144,720         46,954,347
NET ASSETS
  Beginning of Period                            108,872,565         61,918,218
--------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME OF $1,931,046 AND
       $285,884, RESPECTIVELY)                  $145,017,285       $108,872,565
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                          ---------------------------
                           INTERNATIONAL EQUITY FUND
                          ---------------------------
                                                              September 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                                 For the
                                            Six Months Ended    For the        For the      For the        For the        For the
                                              September 30,    Year Ended    Year Ended    Year Ended     Year Ended     Year Ended
(For a share outstanding                          2003         March 31,      March 31,    March 31,      March 31,      March 31,
throughout the period)                         (Unaudited)        2003          2002          2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period              $6.22          $8.70          $8.89        $10.49          $9.09        $10.58
     Income from Investment Operations:
       Net Investment Income (Loss)               0.09(a)        0.07(a)           0.06       0.10(a)        0.15(b)       0.19(b)
       Net Realized and Unrealized Gains
          (Losses) on Investments                    1.86         (2.51)         (0.21)        (1.13)           1.39        (1.13)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS           1.95         (2.44)         (0.15)        (1.03)           1.54        (0.94)
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                             -         (0.04)         (0.04)        (0.08)         (0.13)        (0.17)
       Distributions from Realized
          Gains on Investments                          -              -              -        (0.49)         (0.01)        (0.38)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                           -         (0.04)         (0.04)        (0.57)         (0.14)        (0.55)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                    $8.17          $6.22          $8.70         $8.89         $10.49         $9.09
==================================================================================================================================
  TOTAL RETURN(c)                               31.35%(d)       (28.10)%        (1.65)%      (10.29)%         16.91%       (8.85)%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                  $141,364,439   $105,861,756    $57,773,303   $31,268,590    $34,368,631   $28,543,601
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                       1.51%(e)          1.66%          1.79%         1.83%          1.86%         1.91%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                          1.51%(e)          1.65%          1.65%         1.65%          1.65%         1.65%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                2.47%(e)          0.89%          0.74%         1.02%          1.07%         2.34%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                           5.79%         17.59%         21.11%        24.74%         23.99%        70.31%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           --------------------------
                           INTERNATIONAL EQUITY FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                   For the
                                               Six Months Ended  For the   For the     For the      For the       For the
                                                September 30,  Year Ended Year Ended  Year Ended   Year Ended   Year Ended
(For a share outstanding                             2003       March 31, March 31,   March 31,    March 31,     March 31,
throughout the period)                           (Unaudited)      2003       2002        2001         2000         1999
--------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                 $6.14      $8.61       $8.82       $10.40       $9.03      $10.53
     Income from Investment Operations:
       Net Investment Income (Loss)                  0.07(a)    0.01(a)     0.00(b)      0.04(a)     0.07(c)     0.14(c)
       Net Realized and Unrealized Gains
          (Losses) on Investments                       1.83     (2.48)      (0.21)       (1.12)        1.39      (1.13)
------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS              1.90     (2.47)      (0.21)       (1.08)        1.46      (0.99)
------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                -          -           -       (0.01)      (0.08)      (0.13)
       Distributions from Realized
          Gains on Investments                             -          -           -       (0.49)      (0.01)      (0.38)
------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              -          -           -       (0.50)      (0.09)      (0.51)
------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                       $8.04      $6.14       $8.61        $8.82      $10.40       $9.03
========================================================================================================================
  TOTAL RETURN(d)                                  30.94%(e)   (28.69)%     (2.38)%     (10.76)%      16.10%     (9.36)%
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                       $3,652,846 $3,010,809  $4,144,915   $4,083,975  $4,060,630  $2,718,073
========================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                          2.16%(f)      2.31%       2.44%        2.48%       2.51%       2.56%
========================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                             2.16%(f)      2.30%       2.30%        2.30%       2.30%       2.30%
========================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                   1.85%(f)      0.10%       0.09%        0.37%       0.42%       1.69%
========================================================================================================================
  PORTFOLIO TURNOVER RATE                              5.79%     17.59%      21.11%       24.74%      23.99%      70.31%
========================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Amount is less than $0.005.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                              INDEX 400 STOCK FUND
                             ---------------------
                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------
ASSETS
Common Stocks (cost $126,233,231)                                 $137,964,777
Money Market Investments
 (cost $6,796,885)                                                   6,796,885
-------------------------------------------------------------------------------
                                                                   144,761,662
-------------------------------------------------------------------------------
Due from Sale of Securities                                            752,437
Dividends and Interest Receivable                                      110,507
Due from Sale of Fund Shares                                            26,658
-------------------------------------------------------------------------------
  TOTAL ASSETS                                                     145,651,264
-------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                          724,477
Accrued Expenses                                                        65,028
Futures Variation Margin                                                55,000
Due to Investment Advisor                                               44,755
Accrued Distribution Fees                                               12,657
Accrued Administrative Fees                                             11,783
Due on Redemption of Fund Shares                                         7,074
-------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    920,774
-------------------------------------------------------------------------------
NET ASSETS                                                        $144,730,490
===============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
 (300,000,000 shares authorized, $.001
 par value; 14,114,333 shares outstanding)                        $131,812,839
Undistributed Net Investment Income                                    224,581
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments                                 1,092,924
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                                             11,731,546
  Futures Contracts                                                  (131,400)
-------------------------------------------------------------------------------
NET ASSETS FOR 14,114,333
 SHARES OUTSTANDING                                               $144,730,490
===============================================================================
Per Share of Class A (Based on 13,273,504
 Shares Issued and Outstanding):
  OFFERING PRICE                                                        $10.77
===============================================================================
  NET ASSET VALUE AND
  REDEMPTION PRICE                                                      $10.26
===============================================================================
Per Share of Class B (Based on 840,829
 Shares Issued and Outstanding):
  NET ASSET VALUE AND OFFERING PRICE                                    $10.09
===============================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends                                                            $742,291
 Interest                                                               48,845
-------------------------------------------------------------------------------
  TOTAL INCOME                                                         791,136
-------------------------------------------------------------------------------
Expenses
 Management Fees                                                       270,073
 Shareholder Servicing Fees                                            168,796
 Distribution Fees:
  Class A                                                               63,243
  Class B                                                               32,064
 Administrative Fees                                                    67,518
 Transfer Agent Fees                                                    36,672
 Custodian Fees                                                         22,168
 Registration Fees                                                      16,466
 Professional Fees                                                       9,387
 Audit Fees                                                              7,953
 Shareholder Reporting Fees                                              7,116
 Directors Fees                                                          3,556
 Other Expenses                                                          2,303
-------------------------------------------------------------------------------
  TOTAL EXPENSES                                                       707,315
-------------------------------------------------------------------------------
  Less:
  Expenses Reimbursed by Affiliates                                   (38,103)
  Custodian Fees Paid Indirectly                                         (604)
-------------------------------------------------------------------------------
  TOTAL NET EXPENSES                                                   668,608
-------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                          122,528
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
 Investment Securities                                                 325,668
 Futures Contracts                                                   2,136,524
-------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)
    ON INVESTMENTS                                                   2,462,192
-------------------------------------------------------------------------------
Net Unrealized Appreciation
 (Depreciation) on Investments:
  Investment Securities                                             25,845,653
  Futures Contracts                                                  (112,950)
-------------------------------------------------------------------------------
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) ON INVESTMENTS                                   25,732,703
-------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      28,194,895
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS                                                   $28,317,423
===============================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                             ---------------------
                              INDEX 400 STOCK FUND
                             ---------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                   For the
                                               Six Months Ended       For the
                                              September 30, 2003    Year Ended
                                                 (Unaudited)      March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
 Operations
  Net Investment Income (Loss)                      $122,528          $111,244
  Net Realized Gain (Loss) on Investments          2,462,192         (999,422)
  Net Unrealized Appreciation (Depreciation)
     on Investments                               25,732,703      (18,941,971)
-------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
     Resulting from Operations                    28,317,423      (19,830,149)
-------------------------------------------------------------------------------
 Distributions to Shareholders
  Distributions to Class A Shareholders from Net
  Investment Income                                        -           (9,894)
  Distributions to Class A Shareholders from Net
  Realized Gain on Investments                             -       (1,438,180)
  Distributions to Class B Shareholders from Net
  Realized Gain on Investments                             -         (189,981)
-------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
       from Distributions to Shareholders                  -       (1,638,055)
-------------------------------------------------------------------------------
 Fund Share Transactions
 Class A
  Proceeds from Sale of 388,436 and 7,033,649
     Shares                                        3,729,892        59,623,729
  Proceeds from Shares Issued on Reinvestment of
    Distributions Paid (0 and 165,080 shares,
     respectively)                                         -         1,442,793
  Payments for 67,303 and 312,634 Shares
     Redeemed                                      (651,529)       (2,715,512)
-------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
       Resulting from Class A Fund
       Share Transactions (321,133 and 6,886,095
       shares, respectively)                       3,078,363        58,351,010
-------------------------------------------------------------------------------
 Class B
  Proceeds from Sale of 89,009 and
     238,347,000 Shares                              822,269         2,271,624
  Proceeds from Shares Issued on Reinvestment
     of Distributions Paid (0 and 20,491 shares,
       respectively)                                       -           176,834
  Payments for 154,783 and 104,198
     Shares Redeemed                             (1,469,149)         (892,032)
-------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets Resulting
     from Class B Fund
     Share Transactions ((65,774) and 154,640
       shares, respectively)                       (646,880)         1,556,426
-------------------------------------------------------------------------------
 TOTAL INCREASE (DECREASE) IN NET ASSETS          30,748,906        38,439,232
NET ASSETS
 BEGINNING OF PERIOD                             113,981,584        75,542,352
-------------------------------------------------------------------------------
 END OF PERIOD (INCLUDES UNDISTRIBUTED NET
  INVESTMENT INCOME (LOSS) OF $224,581 AND
     $111,702, RESPECTIVELY)                    $144,730,490      $113,981,584
-------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              INDEX 400 STOCK FUND
                              --------------------
                                                              September 30, 2003


FINANCIAL HIGHLIGHTS
                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                                             For the                                                For the Period
                                                        Six Months Ended     For the        For the     For the    July 12, 1999(a)
                                                            September 30,   Year Ended    Year Ended   Year Ended       through
(For a share outstanding                                       2003         March 31,      March 31,   March 31,       March 31,
throughout the period)                                      (Unaudited)        2003          2002         2001            2000
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                           $8.23          $11.09         $9.43         $11.86         $10.00
     Income from Investment Operations:
       Net Investment Income (Loss)                            0.01(b)         0.02(b)          0.01        0.07(b)        0.04(c)
       Net Realized and Unrealized Gains
          (Losses) on Investments                                 2.02          (2.66)          1.75         (0.89)           1.93
----------------------------------------------------------------------------------------------------------------------------------

          TOTAL FROM INVESTMENT OPERATIONS                        2.03          (2.64)          1.76         (0.82)           1.97
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net Investment Income                      -       (0.00)(d)        (0.03)         (0.06)         (0.05)
       Distributions from Realized Gains on Investments              -          (0.22)        (0.07)         (1.55)         (0.06)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                        -          (0.22)        (0.10)         (1.61)         (0.11)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                                $10.26           $8.23        $11.09          $9.43         $11.86
==================================================================================================================================
  TOTAL RETURN(e)                                            24.67%(f)        (23.95)%        18.65%        (7.61)%      19.81%(f)
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                               $136,247,993    $106,622,917   $67,265,391    $32,728,623    $32,001,909
==================================================================================================================================
  RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS               1.01%(g)           1.17%         1.18%          1.34%       1.61%(g)
==================================================================================================================================
  RATIO OF NET EXPENSES TO AVERAGE NET ASSETS                 0.95%(g)           0.95%         0.95%          0.95%       0.95%(g)
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                             0.22%(g)           0.24%         0.26%          0.59%       0.55%(g)
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                                        3.34%          15.27%        28.82%         45.24%         35.40%
==================================================================================================================================

(a)  Fund commenced operations on July 12, 1999.
(b)  Calculated based on average shares outstanding.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d)  Amount is less than $0.005.
(e) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(f)  Reflects total return for the period; not annualized.
(g)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                              INDEX 400 STOCK FUND
                             ---------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                          For the                                            For the Period
                                                    Six Months Ended    For the      For the     For the    July 12, 1999(a)
                                                     September 30,    Year Ended   Year Ended   Year Ended       through
(For a share outstanding                                  2003         March 31,    March 31,   March 31,       March 31,
throughout the period)                                (Unaudited)        2003         2002         2001           2000
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                        $8.12       $11.01        $9.40       $11.84        $10.00
     Income from Investment Operations:
       Net Investment Income (Loss)                       (0.02)(b)    (0.04)(b)       (0.01)    (0.01)(b)       0.00(c)
       Net Realized and Unrealized Gains
          (Losses) on Investments                              1.99       (2.63)         1.69       (0.87)          1.93
------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS                     1.97       (2.67)         1.68       (0.88)          1.93
------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net Investment Income                   -            -            -       (0.01)        (0.03)
       Distributions from Realized Gains on Investments           -       (0.22)       (0.07)       (1.55)        (0.06)
------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                     -       (0.22)       (0.07)       (1.56)        (0.09)
------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                             $10.09        $8.12       $11.01        $9.40        $11.84
========================================================================================================================
  TOTAL RETURN(d)                                         24.26%(e)     (24.41)%       17.88%      (8.13)%     19.38%(e)
========================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                              $8,482,497   $7,358,667   $8,276,961   $5,115,830    $3,602,444
========================================================================================================================
  RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS            1.66%(f)        1.82%        1.83%        1.99%      2.24%(f)
========================================================================================================================
  RATIO OF NET EXPENSES TO AVERAGE NET ASSETS              1.60%(f)        1.60%        1.60%        1.60%      1.60%(f)
========================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                        (0.43)%(f)      (0.42)%      (0.39)%      (0.06)%    (0.10)%(f)
========================================================================================================================
  PORTFOLIO TURNOVER RATE                                     3.34%       15.27%       28.82%       45.24%        35.40%
========================================================================================================================

(a)  Fund commenced operations on July 12, 1999.
(b)  Calculated based on average shares outstanding.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges.
     Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                               GROWTH STOCK FUND
                             ---------------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------
ASSETS
Common Stocks (cost $106,977,147)                                 $117,664,828
Money Market Investments
  (cost $7,197,383)                                                  7,197,383
-------------------------------------------------------------------------------
                                                                   124,862,211
-------------------------------------------------------------------------------
Cash                                                                   456,115
Due from Sale of Securities                                            261,690
Dividends and Interest Receivable                                       98,433
Due from Sale of Fund Shares                                            28,036
-------------------------------------------------------------------------------
     TOTAL ASSETS                                                  125,706,485
-------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                        1,695,463
Due to Investment Advisor                                               72,410
Accrued Expenses                                                        60,982
Futures Variation Margin                                                15,150
Accrued Distribution Fees                                               11,256
Accrued Administrative Fees                                             10,076
-------------------------------------------------------------------------------
     TOTAL LIABILITIES                                               1,865,337
-------------------------------------------------------------------------------
NET ASSETS                                                        $123,841,148
===============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 10,681,104 shares outstanding)                       $120,410,821
Undistributed Net Investment Income                                  (129,433)
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                              (7,098,296)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                          10,687,681
     Futures Contracts                                                (29,625)
-------------------------------------------------------------------------------
NET ASSETS FOR 10,681,104
  SHARES OUTSTANDING                                              $123,841,148
===============================================================================
Per Share of Class A (Based on
  10,132,141 Shares Issued and Outstanding):
     OFFERING PRICE                                                     $12.19
===============================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                 $11.61
===============================================================================
Per Share of Class B (Based on 548,963
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                 $11.29
===============================================================================


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends (less foreign dividend tax of $1,406)                     $636,990
  Interest                                                              44,830
-------------------------------------------------------------------------------
     TOTAL INCOME                                                      681,820
-------------------------------------------------------------------------------
Expenses
  Management Fees                                                      456,997
  Shareholder Servicing Fees                                           152,332
  Distribution Fees:
     Class A                                                            57,908
     Class B                                                            22,684
  Administrative Fees                                                   60,933
  Transfer Agent Fees                                                   53,648
  Registration Fees                                                     13,009
  Custodian Fees                                                        11,663
  Audit Fees                                                             7,953
  Shareholder Reporting Fees                                             7,116
  Professional Fees                                                      3,728
  Directors Fees                                                         3,556
  Other Expenses                                                           934
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                    852,461
-------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                              (40,674)
       Custodian Fees Paid Indirectly                                    (534)
-------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                811,253
-------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                       (129,433)
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                              3,742,419
  Futures Contracts                                                    430,698
-------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                4,173,117
-------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                           8,211,120
     Futures Contracts                                                   4,062
-------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                 8,215,182
-------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      12,388,299
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $12,258,866
===============================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                               -----------------
                               GROWTH STOCK FUND
                               -----------------

STATEMENT OF CHANGES IN NET ASSETS
                                                   For the
                                               Six Months Ended      For the
                                              September 30, 2003   Year Ended
                                                 (Unaudited)     March 31, 2003
-------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                 $(129,433)         $(94,504)
     Net Realized Gain (Loss) on Investments       4,173,117       (7,390,731)
     Net Unrealized Appreciation (Depreciation)
     on Investments                                8,215,182       (8,296,702)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Operations               12,258,866      (15,781,937)
-------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 204,051 and
       6,009,393 Shares                            2,321,077        62,978,518
     Payments for 115,165 and 196,038
       Shares Redeemed                           (1,315,215)       (2,224,154)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class A Fund
          Share Transactions (88,886 and
            5,813,355 shares, respectively)        1,005,862        60,754,364
-------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 47,296 and
       139,851 Shares                                526,058         1,533,638
     Payments for 25,547 and 87,607
       Shares Redeemed                             (285,477)         (973,672)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class B Fund
          Share Transactions (21,749 and 52,244
            shares, respectively)                    240,581           559,966
-------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS         13,505,309        45,532,393
NET ASSETS
  Beginning of Period                            110,335,839        64,803,446
-------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME
     (LOSS) OF $(129,433) AND $0, RESPECTIVELY) $123,841,148      $110,335,839
-------------------------------------------------------------------------------
The Accompanying Notes are an Integral Part of the Financial Statements.

                               ------------------
                               GROWTH STOCK FUND
                               ------------------

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS


                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                                  For the
                                              Six Months Ended     For the      For the     For the       For the         For the
                                               September 30,     Year Ended   Year Ended  Year Ended     Year Ended     Year Ended
(For a share outstanding                            2003          March 31,    March 31,   March 31,     March 31,       March 31,
throughout the period)                          (Unaudited)         2003         2002        2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                $10.45         $13.80       $13.98       $19.01        $15.86         $14.10
     Income from Investment Operations:
       Net Investment Income (Loss)                (0.01)(a)      (0.01)(a)    (0.00)(b)      0.03(a)       0.05(c)           0.04
       Net Realized and Unrealized Gains
          (Losses) on Investments                       1.17         (3.34)       (0.17)       (3.64)          4.27           2.52
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS              1.16         (3.35)       (0.17)       (3.61)          4.32           2.56
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                -              -       (0.01)       (0.03)        (0.06)         (0.06)
       Distributions from Realized
          Gains on Investments                             -              -            -       (1.39)        (1.11)         (0.74)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              -              -       (0.01)       (1.42)        (1.17)         (0.80)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                      $11.61         $10.45       $13.80       $13.98        $19.01         $15.86
==================================================================================================================================
  TOTAL RETURN(d)                                  11.10%(e)       (24.28)%      (1.23)%     (20.06)%        27.78%         18.36%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                     $117,644,992   $104,964,515  $58,366,236  $53,463,138   $65,591,773    $49,045,112
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                          1.37%(f)          1.53%        1.55%        1.48%         1.50%          1.57%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                             1.30%(f)          1.30%        1.30%        1.30%         1.30%          1.30%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                 (0.18)%(f)        (0.09)%        0.04%        0.17%         0.28%          0.42%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                             22.78%         21.65%       28.67%       28.75%        35.34%         32.00%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Amount is less than $0.005.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                               ------------------
                               GROWTH STOCK FUND
                               ------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                       For the
                                                   Six Months Ended  For the      For the     For the      For the        For the
                                                    September 30,   Year Ended  Year Ended  Year Ended   Year Ended     Year Ended
(For a share outstanding                                 2003       March 31,    March 31,   March 31,    March 31,      March 31,
throughout the period)                               (Unaudited)       2003        2002        2001         2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                   $10.19       $13.55        $13.81     $18.81        $15.73         $14.03
     Income from Investment Operations:
       Net Investment Income (Loss)                   (0.05)(a)    (0.08)(a)        (0.01)  (0.08)(a)     (0.05)(b)         (0.01)
       Net Realized and Unrealized Gains
          (Losses) on Investments                          1.15       (3.28)        (0.25)     (3.61)          4.22           2.46
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS                 1.10       (3.36)        (0.26)     (3.69)          4.17           2.45
-----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                   -            -             -          -             -         (0.01)
       Distributions from Realized
          Gains on Investments                                -            -             -     (1.31)        (1.09)         (0.74)
-----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                 -            -             -     (1.31)        (1.09)         (0.75)
-----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                         $11.29       $10.19        $13.55     $13.81        $18.81         $15.73
==================================================================================================================================
  TOTAL RETURN(c)                                     10.79%(d)     (24.80)%       (1.88)%   (20.61)%        27.02%         17.66%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                          $6,196,156   $5,371,324    $6,437,210 $6,032,118    $6,301,198     $3,516,193
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                             2.02%(e)        2.18%         2.20%      2.13%         2.15%          2.22%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                                1.95%(e)        1.95%         1.95%      1.95%         1.95%          1.95%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                    (0.83)%(e)      (0.75)%       (0.61)%    (0.48)%       (0.37)%        (0.23)%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                                22.78%       21.65%        28.67%     28.75%        35.34%         32.00%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           --------------------------
                           LARGE CAP CORE STOCK FUND
                           --------------------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
ASSETS
Common Stocks (cost $107,085,253)                                 $115,774,956
Money Market Investments
  (cost $7,995,495)                                                  7,995,495
-------------------------------------------------------------------------------
                                                                   123,770,451
-------------------------------------------------------------------------------
Cash                                                                   278,828
Due from Sale of Securities                                            407,086
Dividends and Interest Receivable                                      122,377
Due from Sale of Fund Shares                                            23,596
-------------------------------------------------------------------------------
     TOTAL ASSETS                                                  124,602,338
-------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                          736,335
Due to Investment Advisor                                               59,895
Accrued Expenses                                                        54,449
Futures Variation Margin                                                22,725
Accrued Distribution Fees                                               10,958
Accrued Administrative Fees                                             10,039
Due on Redemption of Fund Shares                                         4,125
-------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 898,526
-------------------------------------------------------------------------------
NET ASSETS                                                        $123,703,812
===============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 16,023,832 shares outstanding)                       $133,922,777
Undistributed Net Investment Income                                    186,144
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                             (19,050,274)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                           8,689,703
     Futures Contracts                                                (44,538)
-------------------------------------------------------------------------------
NET ASSETS FOR 16,023,832
  SHARES OUTSTANDING                                              $123,703,812
===============================================================================
Per Share of Class A (Based on 15,511,630
  Shares Issued and Outstanding):
     OFFERING PRICE                                                      $8.12
===============================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                  $7.73
===============================================================================
Per Share of Class B (Based on 512,202
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                  $7.49
===============================================================================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Dividends
     (less foreign dividend tax of $3,123)                            $822,360
  Interest                                                              34,967
-------------------------------------------------------------------------------
     TOTAL INCOME                                                      857,327
-------------------------------------------------------------------------------
Expenses
  Management Fees                                                      395,555
  Shareholder Servicing Fees                                           152,117
  Distribution Fees:
     Class A                                                            58,941
     Class B                                                            14,289
  Administrative Fees                                                   60,847
  Transfer Agent Fees                                                   41,897
  Registration Fees                                                     18,724
  Custodian Fees                                                        16,296
  Audit Fees                                                             8,204
  Shareholder Reporting Fees                                             7,783
  Professional Fees                                                      3,840
  Directors Fees                                                         3,556
  Other Expenses                                                           756
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                    782,805
-------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                              (40,262)
       Custodian Fees Paid Indirectly                                    (716)
-------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                741,827
-------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                         115,500
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                               (62,594)
  Futures Contracts                                                    345,379
-------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                  282,785
-------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                          13,823,554
     Futures Contracts                                                 (8,088)
-------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                13,815,466
-------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      14,098,251
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                  $14,213,751
===============================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                           --------------------------
                           LARGE CAP CORE STOCK FUND
                           -------------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                    For the
                                               Six Months Ended      For the
                                              September 30, 2003    Year Ended
                                                  (Unaudited)     March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                     $115,500         $181,558
     Net Realized Gain (Loss) on Investments           282,785     (16,213,086)
     Net Unrealized Appreciation (Depreciation)
       on Investments                               13,815,466      (1,897,881)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Operations                 14,213,751     (17,929,409)
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders from
       Net Investment Income                                 -        (119,717)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
          from Distributions to Shareholders                 -        (119,717)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 188,852 and
       9,605,685 Shares                              1,425,444       66,339,815
     Proceeds from Shares Issued on Reinvestment of
       Distributions Paid
       (0 and 17,124 shares, respectively)                   -          119,522
     Payments for 69,719 and 180,185 Shares Redeemed (532,647)      (1,350,072)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
       Resulting from Class A Fund
          Share Transactions (119,133 and 9,442,624
            shares, respectively)                      892,797       65,109,265
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 38,070 and 82,988 Shares    279,558          613,498
     Payments for 51,869 and 118,972 Shares Redeemed (375,419)        (883,445)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class B
          Fund Share Transactions ((13,799) and
            (35,984) shares, respectively)            (95,861)        (269,947)
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS           15,010,687       46,790,192
NET ASSETS
  Beginning of Period                              108,693,125       61,902,933
--------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED NET
     INVESTMENT INCOME (LOSS) OF $186,144 AND
       $70,644, RESPECTIVELY)                     $123,703,812     $108,693,125
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                          ---------------------------
                           LARGE CAP CORE STOCK FUND
                           --------------------------

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS

                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                                        For the
                                                    Six Months Ended     For the    For the      For the     For the      For the
                                                     September 30,     Year Ended  Year Ended   Year Ended  Year Ended  Year Ended
(For a share outstanding                                  2003          March 31,  March 31,    March 31,   March 31,    March 31,
throughout the period)                                (Unaudited)         2003        2002         2001        2000        1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                      $6.83          $9.52       $9.66       $12.45      $11.96       $12.44
     Income from Investment Operations:
       Net Investment Income (Loss)                       0.01(a)        0.03(a)        0.01      0.01(a)     0.02(b)         0.01
       Net Realized and Unrealized Gains
          (Losses) on Investments                            0.89         (2.71)      (0.14)       (2.51)        1.14         1.33
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS                   0.90         (2.68)      (0.13)       (2.50)        1.16         1.34
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                     -         (0.01)      (0.01)       (0.03)           -       (0.04)
       Distributions from Realized
          Gains on Investments                                  -              -           -       (0.26)      (0.67)       (1.78)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                   -         (0.01)      (0.01)       (0.29)      (0.67)       (1.82)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                            $7.73          $6.83       $9.52        $9.66      $12.45       $11.96
==================================================================================================================================
  TOTAL RETURN(c)                                    13.18%(d)(e)    (28.11)%(d)     (1.37)%     (20.37)%       9.95%       11.09%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                          $119,866,567   $105,197,167 $56,672,508  $40,566,183 $51,513,192  $45,619,789
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                               1.27%(f)          1.39%       1.40%        1.41%       1.44%        1.52%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                                  1.20%(f)          1.20%       1.20%        1.20%       1.20%        1.20%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                        0.21%(f)          0.34%       0.15%        0.07%       0.19%        0.20%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                                  15.59%         64.36%      36.63%       45.44%      89.66%      156.92%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d) Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                           --------------------------
                           LARGE CAP CORE STOCK FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                             For the
                                                         Six Months Ended  For the     For the     For the    For the     For the
                                                          September 30,   Year Ended  Year Ended  Year Ended Year Ended  Year Ended
(For a share outstanding                                       2003       March 31,   March 31,   March 31,  March 31,   March 31,
throughout the period)                                     (Unaudited)       2003        2002        2001      2000         1999
-----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
    Net Asset Value, Beginning of Period                         $6.65      $9.31       $9.50      $12.25      $11.85       $12.37
       Income from Investment Operations:
           Net Investment Income (Loss)                      (0.02)(a)  (0.02)(a)     0.00(b)   (0.07)(a)   (0.04)(c)       (0.03)
           Net Realized and Unrealized Gains
              (Losses) on Investments                             0.86     (2.64)      (0.19)      (2.47)        1.11         1.28
----------------------------------------------------------------------------------------------------------------------------------
              TOTAL FROM INVESTMENT OPERATIONS                    0.84     (2.66)      (0.19)      (2.54)        1.07         1.25
----------------------------------------------------------------------------------------------------------------------------------
       Less Distributions:
           Distributions from Net
              Investment Income                                      -          -           -           -           -            -
           Distributions from Realized
              Gains on Investments                                   -          -           -      (0.21)      (0.67)       (1.77)
----------------------------------------------------------------------------------------------------------------------------------
              TOTAL DISTRIBUTIONS                                    -          -           -      (0.21)      (0.67)       (1.77)
----------------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $7.49      $6.65       $9.31       $9.50      $12.25       $11.85
==================================================================================================================================
    TOTAL RETURN(D)                                       12.63%(E)(F)(28.57)%(E)     (2.00)%    (20.89)%       9.28%       10.41%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
    NET ASSETS, END OF PERIOD                               $3,837,245 $3,495,958  $5,230,425  $5,195,277  $6,235,397   $4,314,429
==================================================================================================================================
    RATIO OF GROSS EXPENSES
       TO AVERAGE NET ASSETS                                  1.92%(G)      2.04%       2.05%       2.06%       2.10%        2.17%
==================================================================================================================================
    RATIO OF NET EXPENSES TO
       AVERAGE NET ASSETS                                     1.85%(G)      1.85%       1.85%       1.85%       1.85%        1.85%
==================================================================================================================================
    RATIO OF NET INVESTMENT INCOME
       (LOSS) TO AVERAGE NET ASSETS                         (0.44)%(G)    (0.33)%     (0.50)%     (0.58)%     (0.46)%      (0.45)%
==================================================================================================================================
    PORTFOLIO TURNOVER RATE                                     15.59%     64.36%      36.63%      45.44%      89.66%      156.92%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Amount is less than $0.005.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e) Effective January 31, 2003, Mason Street Advisors assumed day-to-day management of the Fund.
(f)  Reflects total return for the period; not annualized.
(g)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                              INDEX 500 STOCK FUND
                             ----------------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
------------------------------------------------------------------------------
ASSETS
Common Stocks (cost $147,110,730)                                 $144,028,805
Money Market Investments
 (cost $6,998,535)                                                   6,998,535
------------------------------------------------------------------------------
                                                                   151,027,340
-------------------------------------------------------------------------------
Cash                                                                    37,145
Dividends and Interest Receivable                                      186,986
Due from Sale of Fund Shares                                           109,373
------------------------------------------------------------------------------
  TOTAL ASSETS                                                     151,360,844
-------------------------------------------------------------------------------
LIABILITIES
Accrued Expenses                                                        98,054
Futures Variation Margin                                                70,700
Due to Investment Advisor                                               27,213
Accrued Distribution Fees                                               17,850
Accrued Administrative Fees                                             12,274
Due on Redemption of Fund Shares                                         2,510
------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                    228,601
-------------------------------------------------------------------------------
NET ASSETS                                                        $151,132,243
==============================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
 (300,000,000 shares authorized, $.001
 par value; 12,218,446 shares outstanding)                        $154,954,464
Undistributed Net Investment Income                                    708,557
Undistributed Accumulated Net
 Realized Gain (Loss) on Investments                               (1,300,528)
Net Unrealized Appreciation
 (Depreciation) of:
  Investment Securities                                            (3,081,925)
  Futures Contracts                                                  (148,325)
------------------------------------------------------------------------------
NET ASSETS FOR 12,218,446
 SHARES OUTSTANDING                                               $151,132,243
==============================================================================
Per Share of Class A (Based on 10,240,020
 Shares Issued and Outstanding):
  OFFERING PRICE                                                        $13.01
==============================================================================
  NET ASSET VALUE AND
    REDEMPTION PRICE                                                    $12.39
==============================================================================
Per Share of Class B (Based on 1,978,426
 Shares Issued and Outstanding):
  NET ASSET VALUE AND OFFERING PRICE                                    $12.24
==============================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
------------------------------------------------------------------------------
INVESTMENT INCOME
Income
 Dividends                                                          $1,193,842
 Interest                                                               49,793
------------------------------------------------------------------------------
  TOTAL INCOME                                                       1,243,635
------------------------------------------------------------------------------
Expenses
 Management Fees                                                       218,853
 Shareholder Servicing Fees                                            182,378
 Distribution Fees:
  Class A                                                               61,001
  Class B                                                               89,628
 Transfer Agent Fees                                                    99,114
 Administrative Fees                                                    72,951
 Custodian Fees                                                         27,143
 Registration Fees                                                      15,700
 Professional Fees                                                       8,700
 Audit Fees                                                              7,702
 Shareholder Reporting Fees                                              7,116
 Directors Fees                                                          3,556
 Other Expenses                                                          2,378
------------------------------------------------------------------------------
  TOTAL EXPENSES                                                       796,220
------------------------------------------------------------------------------
  Less:
  Expenses Reimbursed by Affiliates                                   (98,458)
  Custodian Fees Paid Indirectly                                         (552)
------------------------------------------------------------------------------
  TOTAL NET EXPENSES                                                   697,210
------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                                          546,425
------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
 Investment Securities                                                  13,995
 Futures Contracts                                                   1,608,958
------------------------------------------------------------------------------
  NET REALIZED GAIN (LOSS)
    ON INVESTMENTS                                                   1,622,953
------------------------------------------------------------------------------
Net Unrealized Appreciation
 (Depreciation) on Investments:
  Investment Securities                                             20,477,791
  Futures Contracts                                                   (32,006)
------------------------------------------------------------------------------
  NET UNREALIZED APPRECIATION
    (DEPRECIATION) ON INVESTMENTS                                   20,445,785
------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                      22,068,738
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS                                                   $22,615,163
==============================================================================
The Accompanying Notes are an Integral Part of the
Financial Statements.
(Prepared from Unaudited Figures)

                              --------------------
                              INDEX 500 STOCK FUND
                             ---------------------

STATEMENT OF CHANGES IN NET ASSETS
                                                     For the
                                                Six Months Ended     For the
                                               September 30, 2003   Year Ended
                                                   (Unaudited)    March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                        $546,425     $557,121
     Net Realized Gain (Loss) on Investments            1,622,953  (1,640,263)
     Net Unrealized Appreciation (Depreciation)
       on Investments                                  20,445,785 (22,589,748)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Operations                    22,615,163 (23,672,890)
-------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders
       from Net Investment Income                               -    (459,432)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
          from Distributions to Shareholders                    -    (459,432)
-------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 416,909 and
       7,024,152 Shares                                 5,068,369   77,417,033
     Proceeds from Shares Issued on
       Reinvestment of Distributions Paid
       (0 and 41,224 shares, respectively)                      -      456,759
     Payments for 195,399 and 1,219,680
       Shares Redeemed                                (2,361,463) (15,102,607)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets
          Resulting from Class A Fund
          Share Transactions (221,510 and
            5,845,696 shares, respectively)             2,706,906   62,771,185
-------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 93,719 and 298,042 Shares    1,099,252    3,353,995
     Payments for 118,819 and 408,801 Shares Redeemed (1,421,314)  (4,606,798)
-------------------------------------------------------------------------------
       Net Increase (Decrease) in Net Assets Resulting
          from Class B Fund  Share Transactions
          ((25,100) and (110,759)
          shares, respectively)                         (322,062)  (1,252,803)
-------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS              25,000,007   37,386,060
NET ASSETS
  Beginning of Period                                 126,132,236   88,746,176
-------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS) OF $708,557 AND
       $166,801, RESPECTIVELY)                       $151,132,243 $126,132,236
-------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              INDEX 500 STOCK FUND
                             ---------------------

                                                              September 30, 2003

FINANCIAL HIGHLIGHTS
                                                                                   CLASS A
                                          ------------------------------------------------------------------------------------------
                                                  For the
                                              Six Months Ended   For the       For the        For the      For the        For the
                                               September 30,    Year Ended   Year Ended     Year Ended   Year Ended      Year Ended
(For a share outstanding                            2003        March 31,     March 31,      March 31,    March 31,      March 31,
throughout the period)                          (Unaudited)        2003         2002           2001         2000            1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                $10.51       $14.17        $14.33        $19.25        $16.80         $14.43
     Income from Investment Operations:
       Net Investment Income (Loss)                  0.05(a)      0.10(a)          0.08       0.13(a)       0.10(b)           0.10
       Net Realized and Unrealized Gains
          (Losses) on Investments                       1.83       (3.68)        (0.16)        (4.26)          2.77           2.47
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS              1.88       (3.58)        (0.08)        (4.13)          2.87           2.57
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                -       (0.08)        (0.08)        (0.13)        (0.13)         (0.06)
       Distributions from Realized
          Gains on Investments                             -            -             -        (0.66)        (0.29)         (0.14)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              -       (0.08)        (0.08)        (0.79)        (0.42)         (0.20)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                      $12.39       $10.51        $14.17        $14.33        $19.25         $16.80
==================================================================================================================================
  TOTAL RETURN(c)                                  17.89%(d)     (25.28)%       (0.55)%      (21.99)%        17.15%         17.88%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                     $126,922,080 $105,282,622   $59,121,179   $54,600,926   $66,308,048    $70,034,287
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                          0.99%(e)        1.18%         1.18%         1.10%         1.04%          1.15%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                             0.85%(e)        0.85%         0.85%         0.85%         0.85%          0.85%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                   0.85%(e)        0.90%         0.59%         0.73%         0.57%          0.88%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                              0.61%       12.65%         1.93%        11.64%        19.61%          3.83%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                              INDEX 500 STOCK FUND
                             ---------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   CLASS B
                                          ------------------------------------------------------------------------------------------
                                                  For the
                                              Six Months Ended   For the       For the        For the       For the      For the
                                               September 30,   Year Ended    Year Ended     Year Ended    Year Ended    Year Ended
(For a share outstanding                            2003        March 31,     March 31,      March 31,     March 31,    March 31,
throughout the period)                          (Unaudited)       2003          2002           2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period                $10.41       $14.01        $14.18         $19.02        $16.65        $14.35
     Income from Investment Operations:
       Net Investment Income (Loss)                  0.01(a)      0.03(a)     (0.00)(b)        0.01(a)     (0.01)(c)          0.03
       Net Realized and Unrealized Gains
          (Losses) on Investments                       1.82       (3.63)        (0.17)         (4.17)          2.72          2.43
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS              1.83       (3.60)        (0.17)         (4.16)          2.71          2.46
----------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                                -            -             -         (0.02)        (0.05)        (0.02)
       Distributions from Realized
          Gains on Investments                             -            -             -         (0.66)        (0.29)        (0.14)
----------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                              -            -             -         (0.68)        (0.34)        (0.16)
----------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                      $12.24       $10.41        $14.01         $14.18        $19.02        $16.65
==================================================================================================================================
  TOTAL RETURN(d)                                  17.58%(e)     (25.70)%       (1.20)%       (22.33)%        16.30%        17.17%
==================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                      $24,210,163  $20,849,614   $29,624,997    $27,436,153   $31,609,672   $17,802,313
==================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                          1.64%(f)        1.83%         1.83%          1.75%         1.72%         1.80%
==================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                             1.50%(f)        1.50%         1.50%          1.50%         1.50%         1.50%
==================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS                   0.20%(f)        0.23%       (0.06)%          0.08%       (0.08)%         0.23%
==================================================================================================================================
  PORTFOLIO TURNOVER RATE                              0.61%       12.65%         1.93%         11.64%        19.61%         3.83%
==================================================================================================================================

(a)  Calculated based on average shares outstanding.
(b)  Amount is less than $0.005.
(c)  Calculated prior to adjustment for certain book and tax income differences.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                             ASSET ALLOCATION FUND
                             ----------------------
                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
Domestic Common Stocks
  (cost $54,827,387)                                                $60,365,423
Investment-Grade Bonds
  (cost $43,874,156)                                                 44,713,439
Foreign Common Stocks (cost $15,884,091)                             19,062,407
Money Market Investments
  (cost $16,193,319)                                                 16,193,319
Below Investment-Grade Bonds
  (cost $8,478,412)                                                   8,926,314
Revenue Bonds (cost $165,725)                                           166,616
Preferred Stocks (cost $130,099)                                        106,518
--------------------------------------------------------------------------------
                                                                    149,534,036
--------------------------------------------------------------------------------
Cash                                                                    305,852
Due from Sale of Securities                                           1,386,645
Dividends and Interest Receivable                                       811,668
Due from Sale of Fund Shares                                            426,046
Due from Sale of Foreign Currency                                       287,792
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   152,752,039
--------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                         4,475,946
Accrued Expenses                                                         97,530
Due to Investment Advisor                                                69,873
Futures Variation Margin                                                 53,550
Accrued Distribution Fees                                                17,803
Accrued Administrative Fees                                              11,807
Due on Redemption of Fund Shares                                          7,432
Other Accrued Liabilities                                                 1,185
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                4,735,126
--------------------------------------------------------------------------------
NET ASSETS                                                         $148,016,913
================================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001 par
  value; 12,769,282 shares outstanding)                            $142,068,861
Undistributed Net Investment Income                                   1,261,147
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                               (5,233,952)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                            9,980,847
     Futures Contracts                                                 (64,194)
     Foreign Currency Transactions                                        4,204
--------------------------------------------------------------------------------
NET ASSETS FOR 12,769,282
  SHARES OUTSTANDING                                               $148,016,913
================================================================================
Per Share of Class A (Based on 11,001,159
  Shares Issued and Outstanding):
     OFFERING PRICE                                                      $12.20
================================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                  $11.62
================================================================================
Per Share of Class B (Based on 1,768,123
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                  $11.39
================================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Interest                                                           $1,376,585
  Dividends
     (less foreign dividend tax of $22,950)                             504,850
--------------------------------------------------------------------------------
     TOTAL INCOME                                                     1,881,435
--------------------------------------------------------------------------------
Expenses
  Management Fees                                                       483,283
  Shareholder Servicing Fees                                            172,601
  Distribution Fees:
     Class A                                                             59,736
     Class B                                                             69,783
  Custodian Fees                                                        126,656
  Administrative Fees                                                    69,040
  Transfer Agent Fees                                                    60,304
  Registration Fees                                                      20,956
  Other Expenses                                                         11,974
  Audit Fees                                                              8,204
  Shareholder Reporting Fees                                              7,116
  Professional Fees                                                       3,685
  Directors Fees                                                          3,556
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                   1,096,894
--------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                              (104,369)
       Custodian Fees Paid Indirectly                                     (821)
--------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                 991,704
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                          889,731
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                               1,725,742
  Futures Contracts                                                   1,729,652
  Foreign Currency Transactions                                             607
--------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                 3,456,001
--------------------------------------------------------------------------------
Net Unrealized Appreciation
   (Depreciation) on Investments:
     Investment Securities                                           11,882,153
     Futures Contracts                                                (198,725)
     Foreign Currency Transactions                                          719
--------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                 11,684,147
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                       15,140,148
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                   $16,029,879
================================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                             ----------------------
                             ASSET ALLOCATION FUND
                             ----------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the
                                            Six Months Ended         For the
                                           September 30, 2003      Year Ended
                                               (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)                 $889,731           $1,580,793
     Net Realized Gain (Loss)
       on Investments                            3,456,001          (6,401,638)
     Net Unrealized Appreciation
       (Depreciation) on Investments            11,684,147          (6,570,046)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting
          from Operations                       16,029,879         (11,390,891)
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders
       from Net Investment Income                        _          (1,358,292)
     Distributions to Class B Shareholders
       from Net Investment Income                        _            (228,182)
--------------------------------------------------------------------------------
       Net Increase (Decrease)
          in Net Assets Resulting
          from Distributions to Shareholders             _          (1,586,474)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of
       1,038,300 and 5,567,485 Shares           11,726,171           58,481,298
     Proceeds from Shares Issued on
       Reinvestment of Distributions Paid
       (0 and 127,473 shares, respectively)              _            1,325,716
     Payments for 291,956 and 545,535
       Shares Redeemed                         (3,311,756)          (5,856,235)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting
          from Class A Fund Share
          Transactions (746,344 and
          5,149,423 shares, respectively)        8,414,415           53,950,779
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 261,762
       and 505,415 Shares                        2,887,359            5,480,540
     Proceeds from Shares Issued on
       Reinvestment of Distributions Paid
       (0 and 21,490 shares, respectively)               _              220,058
     Payments for 92,055 and 193,754
       Shares Redeemed                         (1,020,477)          (2,064,022)
--------------------------------------------------------------------------------
       Net Increase (Decrease)
          in Net Assets Resulting
          from Class B Fund
          Share Transactions (169,707
          and 333,151 shares, respectively)      1,866,882            3,636,576
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS       26,311,176           44,609,990

NET ASSETS
  Beginning of Period                          121,705,737           77,095,747
--------------------------------------------------------------------------------
  END OF PERIOD
     (INCLUDES UNDISTRIBUTED NET
     INVESTMENT INCOME (LOSS) OF
     $1,261,147 AND $371,416, RESPECTIVELY)   $148,016,913         $121,705,737
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------

                                                              September 30, 2003


FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period           $10.29         $12.14         $12.19         $14.93         $12.49         $12.32
     Income from Investment Operations:
       Net Investment Income (Loss)             0.08(a)        0.22(a)           0.27        0.41(a)        0.39(b)           0.32
       Net Realized and Unrealized Gains
          (Losses) on Investments                  1.25         (1.86)         (0.02)         (1.41)           3.41           0.46
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         1.33         (1.64)           0.25         (1.00)           3.80           0.78
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                           _         (0.21)         (0.30)         (0.40)         (0.37)         (0.31)
       Distributions from Realized
          Gains on Investments                        _              _      (0.00)(c)         (1.34)         (0.99)         (0.30)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                         _         (0.21)         (0.30)         (1.74)         (1.36)         (0.61)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $11.62         $10.29         $12.14         $12.19         $14.93         $12.49
====================================================================================================================================
  TOTAL RETURN(d)                             12.93%(e)       (13.49)%          2.12%        (7.55)%         31.38%          6.41%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                $127,877,186   $105,530,643    $61,979,437    $54,684,610    $56,394,478    $40,249,915
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.50%(f)          1.58%          1.52%          1.47%          1.57%          1.62%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        1.35%(f)          1.35%          1.35%          1.35%          1.35%          1.35%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              1.37%(f)          2.03%          2.38%          2.90%          2.90%          2.89%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        41.01%         82.84%         77.28%        130.37%        115.67%         79.71%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c)  Amount is less than $0.005.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                             ---------------------
                             ASSET ALLOCATION FUND
                             ---------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  CLASS B
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period           $10.12         $11.95         $12.03         $14.76         $12.39         $12.26
     Income from Investment Operations:
       Net Investment Income (Loss)             0.04(a)        0.15(a)           0.20        0.32(a)        0.32(b)           0.24
       Net Realized and Unrealized Gains
          (Losses) on Investments                  1.23         (1.83)         (0.05)         (1.39)           3.35           0.46
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         1.27         (1.68)           0.15         (1.07)           3.67           0.70
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                           _         (0.15)         (0.23)         (0.32)         (0.31)         (0.27)
       Distributions from Realized
          Gains on Investments                        _              _              _         (1.34)         (0.99)         (0.30)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                         _         (0.15)         (0.23)         (1.66)         (1.30)         (0.57)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $11.39         $10.12         $11.95         $12.03         $14.76         $12.39
====================================================================================================================================
  TOTAL RETURN(c)                             12.55%(d)       (14.08)%          1.30%        (8.10)%         30.47%          5.77%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                 $20,139,727    $16,175,094    $15,116,310    $12,614,937    $11,039,829     $5,825,603
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     2.15%(e)          2.23%          2.17%          2.12%          2.22%          2.27%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        2.00%(e)          2.00%          2.00%          2.00%          2.00%          2.00%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              0.72%(e)          1.41%          1.73%          2.25%          2.25%          2.24%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        41.01%         82.84%         77.28%        130.37%        115.67%         79.71%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------


                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
Bonds (cost $116,744,637)                                          $122,464,416
Money Market Investments
  (cost $8,397,173)                                                   8,397,173
Preferred Stocks (cost $1,799,074)                                    1,678,340
Common Stocks (cost $167,456)                                            23,674
--------------------------------------------------------------------------------
                                                                    132,563,603
--------------------------------------------------------------------------------
Cash                                                                  2,891,446
Dividends and Interest Receivable                                     2,755,797
Due from Sale of Securities                                             545,875
Due from Sale of Fund Shares                                             24,195
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   138,780,916
--------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                         6,186,626
Income Dividend Payable                                                 786,080
Due to Investment Advisor                                                75,257
Accrued Expenses                                                         44,504
Accrued Distribution Fees                                                11,231
Accrued Administrative Fees                                              10,333
Due on Redemption of Fund Shares                                          2,000
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                7,116,031
--------------------------------------------------------------------------------
NET ASSETS                                                         $131,664,885
================================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 19,441,101 shares outstanding)                        $143,363,466
Undistributed Net Investment Income                                     (6,696)
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                              (17,147,148)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                            5,455,263
--------------------------------------------------------------------------------
NET ASSETS FOR 19,441,101
  SHARES OUTSTANDING                                               $131,664,885
================================================================================
Per Share of Class A (Based on 18,704,157
  Shares Issued and Outstanding):
     OFFERING PRICE                                                       $7.11
================================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                   $6.77
================================================================================
Per Share of Class B (Based on 736,944
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                   $6.77
================================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Interest                                                           $5,431,756
  Dividends                                                             103,639
--------------------------------------------------------------------------------
     TOTAL INCOME                                                     5,535,395
--------------------------------------------------------------------------------
Expenses
  Management Fees                                                       463,025
  Shareholder Servicing Fees                                            154,342
  Distribution Fees:
     Class A                                                             59,435
     Class B                                                             17,261
  Administrative Fees                                                    61,737
  Transfer Agent Fees                                                    31,205
  Registration Fees                                                      15,557
  Custodian Fees                                                         12,585
  Audit Fees                                                              8,705
  Shareholder Reporting Fees                                              7,116
  Professional Fees                                                       3,685
  Directors Fees                                                          3,556
  Other Expenses                                                          2,239
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     840,448
--------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                               (22,912)
       Custodian Fees Paid Indirectly                                     (465)
--------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                 817,071
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                        4,718,324
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                               3,685,320
--------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                 3,685,320
--------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                            6,102,278
--------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                  6,102,278
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                        9,787,598
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                   $14,505,922
================================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------


                                                 For the
                                            Six Months Ended         For the
                                           September 30, 2003      Year Ended
                                               (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)               $4,718,324           $5,567,275
     Net Realized Gain (Loss) on Investments     3,685,320          (6,624,293)
     Net Unrealized Appreciation
       (Depreciation) on Investments             6,102,278            2,911,073
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from Operations  14,505,922            1,854,055
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders
       from Net Investment Income              (4,604,885)          (5,284,155)
     Distributions to Class B Shareholders
       from Net Investment Income                (163,150)            (334,373)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Distributions to Shareholders        (4,768,035)          (5,618,528)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 1,353,377
       and 8,609,445 Shares                      8,834,819           52,991,557
     Proceeds from Shares Issued
       on Reinvestment of Distributions
       Paid (556,903 and 888,672 shares,
       respectively)                             3,662,741            5,476,049
     Payments for 344,434 and
       242,757 Shares Redeemed                 (2,244,775)          (1,467,768)
--------------------------------------------------------------------------------
       Net Increase (Decrease)
          in Net Assets Resulting
          from Class A Fund
          Share Transactions
          (1,565,846 and 9,255,360
          shares, respectively)                 10,252,785           56,999,838
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of
       105,166 and 155,322 Shares                  694,442              964,734
     Proceeds from Shares Issued on
       Reinvestment of Distributions
       Paid (16,006 and 45,128 shares,
       respectively)                               105,183              277,788
     Payments for 64,078 and 87,322
       Shares Redeemed                           (419,053)            (533,377)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Class B Fund Share Transactions
          (57,094 and 113,128 shares,
          respectively)                            380,572              709,145
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS       20,371,244           53,944,510

NET ASSETS
  Beginning of Period                          111,293,641           57,349,131
--------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS) OF
     $(6,696) AND $43,015, RESPECTIVELY)      $131,664,885         $111,293,641
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------

                                                              September 30, 2003


FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period            $6.25          $6.79          $7.49          $7.94          $8.77         $10.79
     Income from Investment Operations:
       Net Investment Income (Loss)             0.25(a)        0.57(a)           0.68        0.78(a)        0.85(b)           1.00
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.52         (0.53)         (0.69)         (0.46)         (0.83)         (1.82)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.77           0.04         (0.01)           0.32           0.02         (0.82)
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                      (0.25)         (0.58)         (0.69)         (0.77)         (0.85)         (1.02)
       Distributions from Realized
          Gains on Investments                        _              _              _              _              _         (0.18)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.25)         (0.58)         (0.69)         (0.77)         (0.85)         (1.20)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                  $6.77          $6.25          $6.79          $7.49          $7.94          $8.77
====================================================================================================================================
  TOTAL RETURN(c)                             12.58%(d)          1.15%        (0.08)%          4.42%          0.12%        (7.87)%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                $126,677,428   $107,050,590    $53,505,726    $37,065,041    $34,696,895    $37,414,394
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.34%(e)          1.46%          1.50%          1.55%          1.60%          1.65%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        1.30%(e)          1.30%          1.30%          1.30%          1.30%          1.30%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              7.62%(e)          9.24%          9.66%         10.15%         10.05%         10.51%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        93.96%         78.07%         86.85%        127.47%        193.63%        178.63%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              --------------------
                              HIGH YIELD BOND FUND
                              --------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  CLASS B
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period            $6.24          $6.78          $7.49          $7.93          $8.76         $10.79
     Income from Investment Operations:
       Net Investment Income (Loss)             0.23(a)        0.53(a)           0.63        0.73(a)        0.80(b)           0.93
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.53         (0.53)         (0.70)         (0.45)         (0.83)         (1.83)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.76              _         (0.07)           0.28         (0.03)         (0.90)
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                      (0.23)         (0.54)         (0.64)         (0.72)         (0.80)         (0.95)
       Distributions from Realized
          Gains on Investments                        _              _              _              _              _         (0.18)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.23)         (0.54)         (0.64)         (0.72)         (0.80)         (1.13)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                  $6.77          $6.24          $6.78          $7.49          $7.93          $8.76
====================================================================================================================================
  TOTAL RETURN(c)                             12.40%(d)          0.48%        (0.87)%          3.88%        (0.54)%        (8.48)%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                  $4,987,457     $4,243,051     $3,843,405     $3,745,575     $4,622,028     $4,683,841
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.99%(e)          2.11%          2.15%          2.20%          2.25%          2.30%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        1.95%(e)          1.95%          1.95%          1.95%          1.95%          1.95%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              6.97%(e)          8.64%          9.01%          9.50%          9.40%          9.86%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        93.96%         78.07%         86.85%        127.47%        193.63%        178.63%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------



                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
-------------------------------------------------------------------------------
ASSETS
Revenue Bonds (cost $90,476,695)                                    $94,009,558
General Obligation Bonds
  (cost $28,557,788)                                                 30,023,999
--------------------------------------------------------------------------------
                                                                    124,033,557
--------------------------------------------------------------------------------
Cash                                                                    138,141
Due from Sale of Securities                                          19,946,783
Dividends and Interest Receivable                                     1,502,652
Due from Sale of Fund Shares                                            152,805
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   145,773,938
--------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                        26,801,129
Income Dividend Payable                                                 269,531
Accrued Expenses                                                         40,449
Due on Redemption of Fund Shares                                         34,229
Due to Investment Advisor                                                26,193
Futures Variation Margin                                                 12,344
Accrued Distribution Fees                                                10,697
Accrued Administrative Fees                                               9,266
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                               27,203,838
--------------------------------------------------------------------------------
NET ASSETS                                                         $118,570,100
================================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 10,705,811 shares outstanding)                        $113,654,053
Undistributed Net Investment Income                                      34,874
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                                  (28,527)
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                            4,999,074
     Futures Contracts                                                 (89,374)
--------------------------------------------------------------------------------
NET ASSETS FOR 10,705,811
  SHARES OUTSTANDING                                               $118,570,100
================================================================================
Per Share of Class A (Based on 10,440,178
  Shares Issued and Outstanding):
     OFFERING PRICE                                                      $11.63
================================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                  $11.08
================================================================================
Per Share of Class B (Based on 265,633
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                  $11.07
================================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Interest                                                           $2,318,475
--------------------------------------------------------------------------------
Expenses
  Management Fees                                                       172,754
  Shareholder Servicing Fees                                            143,962
  Distribution Fees:
     Class A                                                             55,853
     Class B                                                             12,990
  Administrative Fees                                                    57,585
  Transfer Agent Fees                                                    24,697
  Registration Fees                                                      15,138
  Audit Fees                                                              8,705
  Shareholder Reporting Fees                                              7,116
  Custodian Fees                                                          6,250
  Other Expenses                                                          3,939
  Professional Fees                                                       3,684
  Directors Fees                                                          3,556
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     516,229
--------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                               (15,500)
       Custodian Fees Paid Indirectly                                     (721)
--------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                 500,008
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                        1,818,467
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                                 474,150
  Futures Contracts                                                   (533,330)
--------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                  (59,180)
--------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                            1,004,662
     Futures Contracts                                                   40,001
--------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                  1,044,663
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                          985,483
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                    $2,803,950
================================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                 For the
                                            Six Months Ended         For the
                                           September 30, 2003      Year Ended
                                               (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)               $1,818,467           $2,810,628
     Net Realized Gain (Loss) on Investments      (59,180)              768,377
     Net Unrealized Appreciation
       (Depreciation) on Investments             1,044,663            2,939,858
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from Operations   2,803,950            6,518,863
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders
       from Net Investment Income              (1,774,506)          (2,734,227)
     Distributions to Class A Shareholders
       from Net Realized Gain on Investments             _            (835,502)
     Distributions to Class B Shareholders
       from Net Investment Income                 (43,961)             (76,379)
     Distributions to Class B Shareholders
       from Net Realized Gain on Investments             _             (35,025)
--------------------------------------------------------------------------------
       Net Decrease in Net Assets Resulting
          from Distributions to Shareholders   (1,818,467)          (3,681,133)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 727,832
       and 4,382,162 Shares                      8,008,651           48,000,119
     Proceeds from Shares Issued
       on Reinvestment of Distributions Paid
       (127,965 and 326,621 shares,
       respectively)                             1,406,153            3,557,784
     Payments for 230,065 and 360,246
       Shares Redeemed                         (2,524,937)          (3,933,241)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Class A Fund Share Transactions
          (625,732 and 4,348,537 shares,
          respectively)                          6,889,867           47,624,662
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 24,177
       and 184,834 Shares                          266,676            2,029,775
     Proceeds from Shares Issued
       on Reinvestment of Distributions Paid
       (2,645 and 7,198 shares, respectively)       29,115               78,591
     Payments for 82,894 and 6,480
       Shares Redeemed                           (903,634)             (70,126)
--------------------------------------------------------------------------------
       Net Increase (Decrease)
          in Net Assets Resulting
          from Class B Fund Share Transactions
          ((56,072) and 185,552 shares,
          respectively)                          (607,843)            2,038,240
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS        7,267,507           52,500,632

NET ASSETS
  Beginning of Period                          111,302,593           58,801,961
--------------------------------------------------------------------------------
  END OF PERIOD
     (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME
     (LOSS) OF $34,874 AND $34,874,
     RESPECTIVELY)                            $118,570,100         $111,302,593
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------

                                                              September 30, 2003


FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period           $10.98         $10.50         $10.70         $10.07         $10.63         $10.55
     Income from Investment Operations:
       Net Investment Income (Loss)             0.18(a)        0.41(a)           0.44        0.46(a)        0.46(b)           0.42
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.10           0.61           0.01           0.65         (0.49)           0.25
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.28           1.02           0.45           1.11         (0.03)           0.67
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                      (0.18)         (0.42)         (0.45)         (0.46)         (0.46)         (0.45)
       Distributions from Realized
          Gains on Investments                        _         (0.12)         (0.20)         (0.02)         (0.07)         (0.14)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.18)         (0.54)         (0.65)         (0.48)         (0.53)         (0.59)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $11.08         $10.98         $10.50         $10.70         $10.07         $10.63
====================================================================================================================================
  TOTAL RETURN(c)                              2.53%(d)          9.88%          4.26%         11.34%        (0.10)%          6.42%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                $115,628,532   $107,769,680    $57,372,945    $37,272,578    $33,486,954    $32,692,209
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     0.88%(e)          0.93%          1.00%          1.09%          1.14%          1.17%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        0.85%(e)          0.85%          0.85%          0.85%          0.85%          0.85%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              3.16%(e)          3.78%          4.14%          4.45%          4.55%          4.18%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                       240.69%         47.56%        172.55%        140.65%        184.70%        344.11%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                              -------------------
                              MUNICIPAL BOND FUND
                              -------------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  CLASS B
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period           $10.98         $10.50         $10.70         $10.07         $10.63         $10.55
     Income from Investment Operations:
       Net Investment Income (Loss)             0.14(a)        0.34(a)           0.37        0.39(a)        0.40(b)           0.36
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.09           0.61        0.00(c)           0.65         (0.49)           0.23
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.23           0.95           0.37           1.04         (0.09)           0.59
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                      (0.14)         (0.35)         (0.37)         (0.39)         (0.40)         (0.37)
       Distributions from Realized
          Gains on Investments                        _         (0.12)         (0.20)         (0.02)         (0.07)         (0.14)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.14)         (0.47)         (0.57)         (0.41)         (0.47)         (0.51)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $11.07         $10.98         $10.50         $10.70         $10.07         $10.63
====================================================================================================================================
  TOTAL RETURN(d)                              2.11%(e)          9.16%          3.58%         10.62%        (0.75)%          5.72%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                  $2,941,568     $3,532,913     $1,429,016     $1,077,137       $877,436       $849,347
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.53%(f)          1.58%          1.65%          1.74%          1.78%          1.82%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        1.50%(f)          1.50%          1.50%          1.50%          1.50%          1.50%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              2.52%(f)          3.11%          3.49%          3.80%          3.90%          3.53%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                       240.69%         47.56%        172.55%        140.65%        184.70%        344.11%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c)  Amount is less than $0.005.
(d) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(e)  Reflects total return for the period; not annualized.
(f)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                                ----------------
                                SELECT BOND FUND
                                ----------------

                                                              September 30, 2003

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
ASSETS
Government and Agency Bonds
  (cost $84,283,408)                                                $85,361,765
Corporate Bonds (cost $34,896,326)                                   35,793,982
Money Market Investments
  (cost $16,993,355)                                                 16,993,355
Mortgage-Backed and Asset-Backed Securities
  (cost $8,212,681)                                                   7,397,844
Revenue Bonds (cost $1,015,067)                                       1,020,523
--------------------------------------------------------------------------------
                                                                    146,567,469
--------------------------------------------------------------------------------
Cash                                                                    452,909
Due from Sale of Securities                                           4,293,256
Dividends and Interest Receivable                                     1,211,911
Futures Variation Margin                                                192,125
Due from Sale of Fund Shares                                            191,673
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   152,909,343
--------------------------------------------------------------------------------
LIABILITIES
Due on Purchase of Securities                                        13,270,279
Income Dividend Payable                                                 422,959
Accrued Expenses                                                         45,008
Due to Investment Advisor                                                27,243
Accrued Distribution Fees                                                15,057
Accrued Administrative Fees                                              10,823
Due on Redemption of Fund Shares                                          9,658
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                               13,801,027
--------------------------------------------------------------------------------
NET ASSETS                                                         $139,108,316
================================================================================
REPRESENTED BY:
Aggregate Paid-in Capital
  (300,000,000 shares authorized, $.001
  par value; 13,712,421 shares outstanding)                        $135,757,017
Undistributed Net Investment Income                                   (415,180)
Undistributed Accumulated Net
  Realized Gain (Loss) on Investments                                 2,037,160
Net Unrealized Appreciation
  (Depreciation) of:
     Investment Securities                                            1,166,632
     Futures Contracts                                                  562,687
--------------------------------------------------------------------------------
NET ASSETS FOR 13,712,421
  SHARES OUTSTANDING                                               $139,108,316
================================================================================
Per Share of Class A (Based on 12,585,006
  Shares Issued and Outstanding):
     OFFERING PRICE                                                      $10.65
================================================================================
     NET ASSET VALUE AND
       REDEMPTION PRICE                                                  $10.14
================================================================================
Per Share of Class B (Based on 1,127,415
  Shares Issued and Outstanding):
     NET ASSET VALUE AND OFFERING PRICE                                  $10.14
================================================================================

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003
--------------------------------------------------------------------------------
INVESTMENT INCOME
Income
  Interest                                                           $2,581,135
--------------------------------------------------------------------------------
Expenses
  Management Fees                                                       195,142
  Shareholder Servicing Fees                                            162,619
  Distribution Fees:
     Class A                                                             59,521
     Class B                                                             41,451
  Administrative Fees                                                    65,047
  Transfer Agent Fees                                                    39,951
  Registration Fees                                                      14,922
  Custodian Fees                                                         14,819
  Audit Fees                                                              7,953
  Shareholder Reporting Fees                                              7,116
  Other Expenses                                                          4,342
  Professional Fees                                                       3,684
  Directors Fees                                                          3,556
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     620,123
--------------------------------------------------------------------------------
     Less:
       Expenses Reimbursed by Affiliates                               (31,296)
       Custodian Fees Paid Indirectly                                   (1,067)
--------------------------------------------------------------------------------
     TOTAL NET EXPENSES                                                 587,760
--------------------------------------------------------------------------------
  NET INVESTMENT INCOME (LOSS)                                        1,993,375
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES
Net Realized Gain (Loss) on:
  Investment Securities                                               1,036,057
  Futures Contracts                                                     698,661
--------------------------------------------------------------------------------
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                                                 1,734,718
--------------------------------------------------------------------------------
Net Unrealized Appreciation
  (Depreciation) on Investments:
     Investment Securities                                                3,071
     Futures Contracts                                                  562,687
--------------------------------------------------------------------------------
     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON INVESTMENTS                                    565,758
--------------------------------------------------------------------------------
NET GAIN (LOSS) ON INVESTMENTS                                        2,300,476
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                                                    $4,293,851
================================================================================

The Accompanying Notes are an Integral Part of the Financial Statements. (Prepared from Unaudited Figures)

                                ----------------
                                SELECT BOND FUND
                                ----------------

STATEMENT OF CHANGES IN NET ASSETS


                                                 For the
                                            Six Months Ended         For the
                                           September 30, 2003      Year Ended
                                               (Unaudited)       March 31, 2003
--------------------------------------------------------------------------------
CHANGE IN NET ASSETS
  Operations
     Net Investment Income (Loss)               $1,993,375           $3,302,520
     Net Realized Gain (Loss) on Investments     1,734,718            2,884,285
     Net Unrealized Appreciation
       (Depreciation) on Investments               565,758            3,124,154
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from Operations   4,293,851            9,310,959
--------------------------------------------------------------------------------
  Distributions to Shareholders
     Distributions to Class A Shareholders
       from Net Investment Income              (2,155,373)          (3,294,847)
     Distributions to Class A Shareholders
       from Net Realized Gain on Investments             _          (2,283,307)
     Distributions to Class B Shareholders
       from Net Investment Income                (163,759)            (258,253)
     Distributions to Class B Shareholders
       from Net Realized Gain on Investments             _            (241,651)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Distributions to Shareholders        (2,319,132)          (6,078,058)
--------------------------------------------------------------------------------
  Fund Share Transactions
  Class A
     Proceeds from Sale of 2,393,904
       and 4,803,836 Shares                     24,095,804           48,020,653
     Proceeds from Shares Issued on
       Reinvestment of Distributions Paid
       (162,569 and 347,546 shares,
       respectively)                             1,634,795            3,440,875
     Payments for 784,174 and 1,080,930
       Shares Redeemed                         (7,822,595)         (10,565,576)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Class A Fund Share Transactions
          (1,772,299 and 4,070,452 shares,
          respectively)                         17,908,004           40,895,952
--------------------------------------------------------------------------------
  Class B
     Proceeds from Sale of 242,188
       and 625,530 Shares                        2,438,555            6,209,129
     Proceeds from Shares Issued
       on Reinvestment of Distributions Paid
       (10,752 and 22,794 shares, respectively)    108,149              226,004
     Payments for 135,595 and 113,905
       Shares Redeemed                         (1,355,604)          (1,120,527)
--------------------------------------------------------------------------------
       Net Increase (Decrease) in
          Net Assets Resulting from
          Class B Fund Share Transactions
          (117,345 and 534,419 shares,
          respectively)                          1,191,100            5,314,606
--------------------------------------------------------------------------------
  TOTAL INCREASE (DECREASE) IN NET ASSETS       21,073,823           49,443,459

NET ASSETS
  Beginning of Period                          118,034,493           68,591,034
--------------------------------------------------------------------------------
  END OF PERIOD (INCLUDES UNDISTRIBUTED
     NET INVESTMENT INCOME (LOSS) OF
     $(415,180) AND $(89,423), RESPECTIVELY)  $139,108,316         $118,034,493
--------------------------------------------------------------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

                                ----------------
                                SELECT BOND FUND
                                ----------------


                                                              September 30, 2003


FINANCIAL HIGHLIGHTS

                                                                                  CLASS A
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period            $9.98          $9.50          $9.69          $9.13          $9.66          $9.98
     Income from Investment Operations:
       Net Investment Income (Loss)             0.16(a)        0.41(a)           0.49        0.61(a)        0.68(b)           0.61
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.18           0.82           0.05           0.56         (0.47)         (0.16)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.34           1.23           0.54           1.17           0.21           0.45
------------------------------------------------------------------------------------------------------------------------------------
     Less Distributions:
       Distributions from Net
          Investment Income                      (0.18)         (0.45)         (0.49)         (0.61)         (0.63)         (0.68)
       Distributions from Realized
          Gains on Investments                        _         (0.30)         (0.24)              _         (0.11)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.18)         (0.75)         (0.73)         (0.61)         (0.74)         (0.77)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $10.14          $9.98          $9.50          $9.69          $9.13          $9.66
====================================================================================================================================
  TOTAL RETURN(c)                              3.47%(d)         13.19%          5.76%         13.32%          2.26%          4.60%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                $127,671,409   $107,952,560    $64,073,225    $41,428,580    $32,388,650    $31,478,811
====================================================================================================================================
  RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     0.90%(e)          0.96%          1.04%          1.14%          1.26%          1.26%
====================================================================================================================================
  RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        0.85%(e)          0.85%          0.85%          0.85%          0.85%          0.85%
====================================================================================================================================
  RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              3.10%(e)          4.13%          4.97%          6.57%          6.70%          7.03%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        87.68%        213.99%        129.22%        187.60%         92.12%        252.44%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                                ----------------
                                SELECT BOND FUND
                                ----------------


FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                  CLASS B
                                        -------------------------------------------------------------------------------------------
                                              For the
                                          Six Months Ended   For the        For the        For the        For the        For the
                                           September 30,    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
(For a share outstanding                        2003        March 31,      March 31,      March 31,      March 31,      March 31,
throughout the period)                      (Unaudited)        2003           2002           2001           2000           1999
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of Period            $9.98          $9.50          $9.69          $9.12          $9.66          $9.98
     Income from Investment Operations:
       Net Investment Income (Loss)             0.12(a)        0.34(a)           0.43        0.55(a)        0.60(b)           0.56
       Net Realized and Unrealized Gains
          (Losses) on Investments                  0.19           0.82           0.05           0.57         (0.46)         (0.18)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL FROM INVESTMENT OPERATIONS         0.31           1.16           0.48           1.12           0.14           0.38
------------------------------------------------------------------------------------------------------------------------------------
      Less Distributions:
       Distributions from Net
          Investment Income                      (0.15)         (0.38)         (0.43)         (0.55)         (0.57)         (0.61)
       Distributions from Realized
          Gains on Investments                        _         (0.30)         (0.24)              _         (0.11)         (0.09)
------------------------------------------------------------------------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                    (0.15)         (0.68)         (0.67)         (0.55)         (0.68)         (0.70)
------------------------------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                 $10.14          $9.98          $9.50          $9.69          $9.12          $9.66
====================================================================================================================================
  TOTAL RETURN(c)                              3.13%(d)         12.46%          5.08%         12.71%          1.49%          3.91%
====================================================================================================================================
RATIOS AND SUPPLEMENTAL DATA
  NET ASSETS, END OF PERIOD                 $11,436,907    $10,081,933     $4,517,809     $3,154,904     $2,277,324     $2,425,059
====================================================================================================================================
   RATIO OF GROSS EXPENSES
     TO AVERAGE NET ASSETS                     1.55%(e)          1.61%          1.69%          1.78%          1.90%          1.91%
====================================================================================================================================
   RATIO OF NET EXPENSES TO
     AVERAGE NET ASSETS                        1.50%(e)          1.50%          1.50%          1.50%          1.50%          1.50%
====================================================================================================================================
   RATIO OF NET INVESTMENT INCOME
     (LOSS) TO AVERAGE NET ASSETS              2.45%(e)          3.41%          4.32%          5.92%          6.05%          6.38%
====================================================================================================================================
  PORTFOLIO TURNOVER RATE                        87.68%        213.99%        129.22%        187.60%         92.12%        252.44%
====================================================================================================================================


(a)  Calculated based on average shares outstanding.
(b)  Calculated prior to adjustment for certain book and tax income differences.
(c) Total return includes deductions for management and other Fund expenses; excludes deductions for sales loads and contingent deferred sales charges. Returns include fee waivers in effect. In the absence of fee waivers, total return would be reduced.
(d)  Reflects total return for the period; not annualized.
(e)  Computed on an annualized basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

                                                              September 30, 2003
Notes to Financial Statements

NOTE 1

Mason Street Funds, Inc. was incorporated under the laws of the state of Maryland on August 30, 1996 as an open-end investment company under the Investment Company Act of 1940. Mason Street Funds consist of the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, High Yield Bond, Municipal Bond, and the Select Bond Funds, collectively known as the "Funds." All Funds commenced operations on March 31, 1997, except the Small Cap Growth Stock and the Index 400 Stock Funds, which commenced operations on July 12, 1999.

Each Fund is diversified, except the Index 400 Stock and the Index 500 Stock Funds which are non-diversified, and offers two classes of shares: Class A shares with an initial sales charge up to 4.75% and Class B shares with contingent deferred sales charge of 5.0% to 0% over a period of up to six years. The redemption price per share may differ from the net asset value per share for Class B shares. In December, 2003, Mason Street Funds plans to distribute a Class C share. Class C shares will have a contingent deferred sales charge of 1.00%. Each class of shares has equal rights with respect to voting privileges.

As of September 30, 2003, the Northwestern Mutual Life Insurance Company ("Northwestern Mutual") and an affiliate own the following percentages of each
Fund:

                                   Percentage
Fund                             of Ownership
---------------------------------------------
SMALL CAP GROWTH STOCK FUND               18%
---------------------------------------------
AGGRESSIVE GROWTH STOCK FUND              77%
---------------------------------------------
INTERNATIONAL EQUITY FUND                 92%
---------------------------------------------
INDEX 400 STOCK FUND                      84%
---------------------------------------------
GROWTH STOCK FUND                         85%
---------------------------------------------
LARGE CAP CORE STOCK FUND                 92%
---------------------------------------------
INDEX 500 STOCK FUND                      63%
---------------------------------------------
ASSET ALLOCATION FUND                     55%
---------------------------------------------
HIGH YIELD BOND FUND                      81%
---------------------------------------------
MUNICIPAL BOND FUND                       76%
---------------------------------------------
SELECT BOND FUND                          54%
---------------------------------------------

For the period ended September 30, 2003, Northwestern Mutual redeemed $3,500,000 from the Small Cap Growth Stock Fund. For the fiscal year ending March 31, 2003, Northwestern Mutual and an affiliate invested into the Funds the following amounts:

Fund                                     2003
---------------------------------------------
AGGRESSIVE GROWTH STOCK FUND      $52,000,000
---------------------------------------------
INTERNATIONAL EQUITY FUND          63,300,000
---------------------------------------------
INDEX 400 STOCK FUND               53,500,000
---------------------------------------------
GROWTH STOCK FUND                  57,500,000
---------------------------------------------
LARGE CAP CORE STOCK FUND          64,800,000
---------------------------------------------
INDEX 500 STOCK FUND               66,300,000
---------------------------------------------
ASSET ALLOCATION FUND              36,000,000
---------------------------------------------
HIGH YIELD BOND FUND               45,000,000
---------------------------------------------
MUNICIPAL BOND FUND                29,000,000
---------------------------------------------
SELECT BOND FUND                   16,000,000
---------------------------------------------

NOTE 2

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant accounting policies are summarized in the following Notes.

NOTE 3

Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional-size trading units of bonds. Stocks listed on a national or foreign stock exchange are generally valued at the closing sale price, or prior day price in absence of a sale. Stocks that are not listed on a national or foreign stock exchange are generally valued at the closing bid price on the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value determined by procedures approved by the Board of Directors. The fair value procedure is used if a significant event that is likely to have affected the value of the securities takes place after the time of the most recent market quotations or the market quotations for other reasons do not reflect information material to the value of those securities. Generally, money market investments with maturities exceeding 60 days are valued by marking to market on the basis of an average of the most recent bid prices or yields. Generally, money market investments with maturities of 60 days or less are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

NOTE 4

Certain of the Funds may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Funds purchase or sell a foreign security they may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The Funds may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is incurred. Risk may arise from changes in market value of underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

The Funds do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized and unrealized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid.

NOTE 5

The Small Cap Growth Stock, Aggressive Growth Stock, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock, Asset Allocation, Municipal Bond and the Select Bond Funds invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Funds receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is generally required to be treated as realized gains (losses).

NOTE 6

The Asset Allocation and Select Bond Funds have entered into mortgage dollar rolls. Dollar roll transactions consist of the sale by a fund to a bank or broker/dealer (the "counterparty") of mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at a similar price. At September 30, 2003, the Asset Allocation Fund had a cost, value and obligation liability of $2,399,101, $2,488,032 and $2,405,602, respectively. At September 30, 2003, the Select Bond Fund had a cost, value and obligation liability of $9,850,426, $10,218,391 and $9,877,254, respectively. The obligation liability is included in the Due on Purchases of Securities. Securities subject to these agreements had a contractual maturity of 10/1/25. The weighted average interest rate was 4.60% for the Asset Allocation Fund and 4.63% for the Select Bond Fund.

NOTE 7

Income, expenses, realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding for the Small Cap Growth Stock, Aggressive Growth Stock, International Equity, Index 400 Stock, Growth Stock, Large Cap Core Stock, Index 500 Stock and Asset Allocation Funds. Dividends and other distributions are calculated in a similar manner and are declared and distributed to shareholders annually for these Funds.

For the High Yield Bond, Municipal Bond and Select Bond Funds, income and expenses are allocated daily to each class of shares based on the value of settled shares. Realized and unrealized gains and losses are allocated daily to each class of shares based on the value of shares outstanding. Dividends and other distributions are calculated in a similar manner. Income dividends are declared daily, paid monthly.

Capital gain dividends are declared and distributed annually.

                                                              September 30, 2003

NOTE 8

Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased in the Funds are amortized over the life of the respective securities using the effective interest method. For financial statement purposes, securities transactions are accounted for on trade date.

The basis for determining cost on sale of securities is identified cost. For the period ended September 30, 2003, transactions in securities other than money market investments were:
                                  Purchases                Sales/Maturities
                                  ---------------------------------------------
                        U.S. Government            U.S. Government
                           Securities      Other     Securities         Other
-------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              10,771,093                  8,995,209
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND             42,043,378                 41,923,713
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                 8,854,569                  7,153,232
-------------------------------------------------------------------------------
INDEX 400 STOCK FUND                     10,553,846                  4,207,351
-------------------------------------------------------------------------------
GROWTH STOCK FUND                        29,070,476                 25,747,894
-------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                17,660,879                 17,991,154
-------------------------------------------------------------------------------
INDEX 500 STOCK FUND                      6,448,953                    828,029
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND     21,257,113     44,338,519   14,065,740    35,072,878
-------------------------------------------------------------------------------
HIGH YIELD BOND FUND                    119,688,376                105,618,105
-------------------------------------------------------------------------------
MUNICIPAL BOND FUND      135,035,430    121,238,735  135,260,664   121,676,131
-------------------------------------------------------------------------------
SELECT BOND FUND          83,041,394     45,104,410   72,205,962    34,915,722
-------------------------------------------------------------------------------

NOTE 9

Mason Street Advisors, LLC (a wholly-owned company of Northwestern Mutual) ("MSA"), serves as investment advisor to each of the Funds, with the International Equity Fund also being served by a subadviser. Each Fund pays MSA a fee for investment advisory services at an annual rate based on average daily net assets of the Fund according to the following schedule:

Fund                                           Fee
--------------------------------------------------
SMALL CAP GROWTH STOCK FUND                  0.85%
AGGRESSIVE GROWTH STOCK FUND                 0.75%
INTERNATIONAL EQUITY FUND                    0.85%
INDEX 400 STOCK FUND                         0.40%
GROWTH STOCK FUND                            0.75%
LARGE CAP CORE STOCK FUND                    0.65%
INDEX 500 STOCK FUND                         0.30%
ASSET ALLOCATION FUND                        0.70%
HIGH YIELD BOND FUND                         0.75%
MUNICIPAL BOND FUND                          0.30%
SELECT BOND FUND                             0.30%
--------------------------------------------------

Templeton Investment Counsel, Inc. ("Templeton") has been retained under an investment subadvisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Fund. Of the investment advisory fees received from the Fund, MSA pays Templeton 0.50% on the first $100 million of the combined net assets for all funds managed for MSA by Templeton and 0.40% on the combined net assets in excess of $100 million.

Northwestern Mutual Investment Services (a wholly-owned company of Northwestern Mutual) ("NMIS"), serves as the Distributor of the Funds. NMIS is an affiliate of MSA. The Funds have a 12b-1 distribution plan and shareholder services agreement with NMIS pursuant to which they pay a 0.35% and a 1.00% annual fee for Class A and Class B shares, respectively, calculated on average daily net assets.

The 0.35% fee for Class A shares is comprised of a 0.25% shareholder servicing fee and a 0.10% distribution fee paid to NMIS. The 1.00% fee for Class B shares is comprised of a 0.25% shareholder servicing fee and a 0.75% distribution fee paid to NMIS.

NMIS received $517,870 of dealer allowances for the period ended September 30, 2003. NMIS received $116,055 of underwriting concessions from Class A sales charges and $80,910 of contingent deferred sales charges from Class B shares for the period ended September 30, 2003. NMIS attributes approximately $242,409 of fee income from fees earned on Mason Street Funds held in wrap accounts.

Each Fund also pays the administrator, Northwestern Mutual, a monthly fee at an annual rate of 0.10% plus costs for pricing securities. This administration fee is for services including recordkeeping, preparation of reports and fund accounting (except for the International Equity Fund). For the International Equity Fund, Northwestern Mutual waives a portion of its fee equal to the fund accounting fee paid to Brown Brothers Harriman & Co.

In addition, each Fund pays transfer agent and custodian fees, outside professional and auditing fees, registration fees, insurance premiums, Directors' fees and expenses, and the printing and mailing costs of sending reports and other information to existing shareholders.

The Funds pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for maintaining compensating balances in non-interest bearing accounts. The Funds could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements.

Northwestern Mutual, MSA and NMIS have agreed to waive their fees and absorb certain other operating expenses through March 31, 2004, to the extent necessary so that Total Operating Expenses will not exceed the following amounts:

Fund                             Class A        Class B
-------------------------------------------------------
SMALL CAP GROWTH STOCK FUND        1.40%          2.05%
AGGRESSIVE GROWTH STOCK FUND       1.30%          1.95%
INTERNATIONAL EQUITY FUND          1.65%          2.30%
INDEX 400 STOCK FUND               0.95%          1.60%
GROWTH STOCK FUND                  1.30%          1.95%
LARGE CAP CORE STOCK FUND          1.20%          1.85%
INDEX 500 STOCK FUND               0.85%          1.50%
ASSET ALLOCATION FUND              1.35%          2.00%
HIGH YIELD BOND FUND               1.30%          1.95%
MUNICIPAL BOND FUND                0.85%          1.50%
SELECT BOND FUND                   0.85%          1.50%
-------------------------------------------------------

Northwestern Mutual, MSA and NMIS have waived the following fees for the period ended September 30, 2003:

                                      Distribution Fees
                                 ---------------------------
Fund                                Class A      Class B    Other       Total
-------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND              -         $28     $82,809     $82,837
-------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND           $24           -      61,796      61,820
-------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                -           -           -           -
-------------------------------------------------------------------------------
INDEX 400 STOCK FUND                     -          21      38,082      38,103
-------------------------------------------------------------------------------
GROWTH STOCK FUND                        -          19      40,655      40,674
-------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                -           2      40,260      40,262
-------------------------------------------------------------------------------
INDEX 500 STOCK FUND                     -          10      98,448      98,458
-------------------------------------------------------------------------------
ASSET ALLOCATION FUND                    -           3     104,366     104,369
-------------------------------------------------------------------------------
HIGH YIELD BOND FUND                   137           -      22,775      22,912
-------------------------------------------------------------------------------
MUNICIPAL BOND FUND                      -           2      15,498      15,500
-------------------------------------------------------------------------------
SELECT BOND FUND                        30           -      31,266      31,296
-------------------------------------------------------------------------------
TOTAL                                 $191         $85    $535,955    $536,231
-------------------------------------------------------------------------------

The Small Cap Growth Stock Fund and Aggressive Growth Stock Fund paid commissions on Fund transactions to affiliated brokers in the amount of $1,181 and $13,290, respectively, during the period ended September 30, 2003.

As permitted under Rule 10f-3 of the Investment Company Act of 1940, the Board of Directors of the Funds has adopted a plan which will allow the Funds, under certain conditions described in the Rule, to acquire newly-issued securities from syndicates in which an affiliated broker is a member.
--------------------------------------------------------------------------------

                                                              September 30, 2003

NOTE 10

Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Accordingly, no provisions have been made for federal taxes.

Taxable distributions from net investment income and realized capital gains in the Funds differ from book amounts earned during the period due to differences in the timing of capital recognition, due to the reclassification of certain gains or losses from capital to income and differences in premium amortization. The differences between cost amounts for book purposes and tax purposes are due primarily to deferred losses.

It is the policy of each Fund to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the statements of assets and liabilities.

--------------------------------------------------------------------------------
NOTE 11

When applicable, each of the Funds made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the year ended March 31, 2003 was as follows:

                                          March 2003 Distributions Paid From:
                                          --------------------------------
                                                  Ordinary      Long-term
Fund                                              Income       Capital Gain
---------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                              -               -
---------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND                             -               -
---------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                          $322,212              -
---------------------------------------------------------------------------
INDEX 400 STOCK FUND                                550,229     $1,087,826
---------------------------------------------------------------------------
GROWTH STOCK FUND                                         -              -
---------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                           119,717              -
---------------------------------------------------------------------------
INDEX 500 STOCK FUND                                459,432              -
---------------------------------------------------------------------------
ASSET ALLOCATION FUND                             1,586,474              -
---------------------------------------------------------------------------
HIGH YIELD BOND FUND                              5,618,528              -
---------------------------------------------------------------------------
MUNICIPAL BOND FUND                               3,571,956        109,177
---------------------------------------------------------------------------
SELECT BOND FUND                                  5,837,107        240,951
---------------------------------------------------------------------------

As of March 31, 2003, the components of the distributable earnings on a tax basis were as follows:

                                                          Undistributed                   Unrealized
                                      Undistributed         Long-term    Accumulated     Appreciation
Fund                                 Ordinary Income          Gains        Losses      (Depreciation)*          Total
------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                      -                 -  $  (1,302,519)   $  (1,927,993)     $  (3,230,512)
------------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND                     -                 -    (15,669,949)      (2,821,768)       (18,491,717)
------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND              $   285,884                 -     (8,259,615)     (15,166,908)       (23,140,639)
------------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                       111,164                 -       (888,885)     (14,622,053)       (15,399,774)
------------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                                -                 -    (11,102,787)        2,274,248        (8,828,539)
------------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                   70,644                 -    (18,175,455)      (6,327,902)       (24,432,713)
------------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                       166,652                 -     (2,777,398)     (23,826,638)       (26,437,384)
------------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                      378,676                 -     (7,913,108)      (2,547,340)       (10,081,772)
------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                       126,431                 -    (20,818,674)        (744,057)       (21,436,300)
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                      313,761**         $  92,639               -        3,524,164          3,930,564
------------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                         1,102,864           683,012               -        (409,298)          1,376,578
------------------------------------------------------------------------------------------------------------------------

 *DIFFERS FROM DISCLOSURES ON SCHEDULES OF INVESTMENTS DUE PRIMARILY TO TIMING
  OF RECOGNITION OF CERTAIN GAINS AND LOSSES FOR TAX PURPOSES.
**A SIGNIFICANT PORTION OF THIS AMOUNT REPRESENTS TAX-EXEMPT INCOME.

Certain losses incurred by the Funds after October 31, 2002 are deferred and deemed to have occurred in the next fiscal year for tax purposes. Net realized capital losses for Federal income tax purposes are carried forward to offset future net realized gains. A summary of the Funds' post-October losses and capital loss carryovers as of March 31, 2003 is provided below:

                                    Post-October Losses
                                    -------------------
                                          Capital
-------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                      -
-------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND            $1,825,059
-------------------------------------------------------
INTERNATIONAL EQUITY FUND                2,252,616
-------------------------------------------------------
INDEX 400 STOCK FUND                       609,161
-------------------------------------------------------
GROWTH STOCK FUND                        1,681,256
-------------------------------------------------------
LARGE CAP CORE STOCK FUND               11,882,498
-------------------------------------------------------
INDEX 500 STOCK FUND                       436,992
-------------------------------------------------------
ASSET ALLOCATION FUND                    1,351,892
-------------------------------------------------------
HIGH YIELD BOND FUND                     2,803,790
-------------------------------------------------------

                                       Capital Loss         Carryovers
                                        --------------------------------
                                          Amount           Expiration(s)
----------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND             $1,302,519           2010-2011
----------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND            13,844,890           2010-2011
----------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                6,006,998           2010-2011
----------------------------------------------------------------------
INDEX 400 STOCK FUND                       279,724                2011
----------------------------------------------------------------------
GROWTH STOCK FUND                        9,421,531           2010-2011
----------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                6,292,957           2010-2011
----------------------------------------------------------------------
INDEX 500 STOCK FUND                     2,340,406           2010-2011
----------------------------------------------------------------------
ASSET ALLOCATION FUND                    6,561,216           2010-2011
----------------------------------------------------------------------
HIGH YIELD BOND FUND                    18,014,884           2007-2011
----------------------------------------------------------------------

                                                              September 30, 2003

Matters Submitted to Shareholders

A special meeting of the Fund's shareholders was held on May 1, 2003. Five directors of the Fund were elected, as shown below. Stephen N. Graff and Martin
F. Stein are the other Directors of the Fund, and their term of office as Directors continued after the meeting. The matters presented to the shareholders, and the results of their votes, are set forth below.

PROPOSAL 1. Elect the following nominees as Directors:

All Funds
                                         FOR                         ABSTAIN
------------------------------------------------------------------------------
Louis A. Holland                     77,303,251.437                152,986.833
------------------------------------------------------------------------------
Elizabeth L. Majers                  77,287,550.252                168,688.018
------------------------------------------------------------------------------
William A. McIntosh                  77,301,350.724                154,887.546
------------------------------------------------------------------------------
Michael G. Smith                     77,296,902.550                159,335.720
------------------------------------------------------------------------------
Edward J. Zore                       77,300,564.432                155,673.838
------------------------------------------------------------------------------

PROPOSAL 2. To approve an Amended Investment Advisory Agreement between Mason Street Funds, Inc. on behalf of the Large Cap Core Stock Fund, and Mason Street Advisors LLC.
                                                                        BROKER
                                YES             NO         ABSTAIN    NON-VOTES
-------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND  8,228,536.796      175.281     9,500.039        -
-------------------------------------------------------------------------------

PROPOSAL 3(A)(I). To amend the Fund's investment restriction on industry concentration.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND            854,672.402      6,762.052     3,903.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND         6,159,822.842     13,748.284     5,029.369     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND            7,786,395.992      7,592.901     5,521.238     412,162.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND                    4,642,368.779      9,956.684     5,718.354     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND            7,830,173.518      6,213.941     8,039.657     393,785.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                4,515,771.364     37,238.903    34,261.931     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                 9,812,318.965     31,373.416     5,455.000   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                  8,431,417.461     31,012.344    12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND                     6,623,773.994     12,580.843    54,905.458   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 3(A)(II). To amend the Fund's investment restriction on industry concentration.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,071,669.475       37,534.950        6,654.208   1,281,711.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,125,974.766       32,135.404       73,898.775     824,687.000
-----------------------------------------------------------------------------------------------

PROPOSAL 3(B). To amend the Fund's investment restriction on borrowing/issuing senior securities.

                                                                                                        BROKER
                                              YES                    NO              ABSTAIN          NON-VOTES
------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND                 850,030.350        11,481.104            3,826.000        168,939.000
------------------------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND              6,159,663.141        13,907.985            5,029.369        818,997.000
------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND                 7,785,922.350         8,066.543            5,521.238        412,162.000
------------------------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND                      6,068,327.696        40,876.729            6,654.208      1,281,711.000
------------------------------------------------------------------------------------------------------------------
GROWTH STOCK FUND                         4,636,900.089        15,425.374            5,718.354        598,262.000
------------------------------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND                 7,831,467.967         4,919.492            8,039.657        393,785.000
------------------------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND                      4,123,018.633        32,246.710           76,743.602        824,687.000
------------------------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND                     4,499,822.381        53,144.886           34,304.931        699,872.000
------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                      9,799,778.669        43,913.712            5,455.000      1,379,209.000
------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND                       8,437,064.461        25,607.344           12,473.000      1,307,106.000
------------------------------------------------------------------------------------------------------------------
SELECT BOND FUND                          6,621,302.529        15,052.308           54,905.458      2,274,897.000
------------------------------------------------------------------------------------------------------------------

PROPOSAL 3(C). To amend the Fund's investment restriction on lending.

                                                                                           BROKER
                                    YES               NO              ABSTAIN            NON-VOTES
-----------------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      848,399.350       13,112.104        3,826.000           168,939.000
-----------------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,156,132.842       14,483.284        7,984.369           818,997.000
-----------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,786,395.992        7,592.901        5,521.238           412,162.000
-----------------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,062,695.696       46,508.729        6,654.208         1,281,711.000
-----------------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,634,486.750       17,838.713        5,718.354           598,262.000
-----------------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,832,557.629        3,829.830        8,039.657           393,785.000
-----------------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,119,071.633       38,625.710       74,311.602           824,687.000
-----------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,498,549.837       54,460.430       34,261.931           699,872.000
-----------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,789,907.669       53,784.712        5,455.000         1,379,209.000
-----------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,425,443.461       36,986.344       12,715.000         1,307,106.000
-----------------------------------------------------------------------------------------------------
SELECT BOND FUND               6,619,796.529       16,558.308       54,905.458         2,274,897.000
-----------------------------------------------------------------------------------------------------

PROPOSAL 3(D). To amend the Fund's investment restriction on underwriting.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      854,565.350        6,869.104        3,903.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,157,583.761       11,756.365        9,260.369     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,355.010        7,421.883        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,073,726.696       35,477.729        6,654.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,642,090.603        9,646.860        6,306.354     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,832,557.629        3,829.830        8,039.657     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,122,684.633       34,699.710       74,624.602     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,511,803.659       40,413.608       35,054.931     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,806,100.669       37,591.712        5,455.000   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,431,416.461       21,597.344       22,131.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,625,974.529       10,380.308       54,905.458   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 3(E). To amend the Fund's investment restriction on commodities.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      849,728.123       11,783.331        3,826.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,158,538.128       12,077.998        7,984.369     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,357.354        7,419.539        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,063,263.788       45,940.637        6,654.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,639,019.271       13,306.192        5,718.354     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,832,602.558        3,784.901        8,039.657     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,125,507.016       32,190.327       74,311.602     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,508,449.715       44,434.844       34,387.639     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,790,340.965       53,351.416        5,455.000   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,427,572.461       25,683.344       21,889.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,612,182.198       24,172.639       54,905.458   2,274,897.000
-----------------------------------------------------------------------------------------------

                                                              September 30, 2003

PROPOSAL 4. To classify the Fund as non-diversified and eliminate the diversification restriction as fundamental.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,073,628.923       35,357.637        6,872.073   1,281,711.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,117,985.053       42,562.040       71,461.852     824,687.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(A). To eliminate the following investment restrictions: diversification.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      852,487.752        9,007.702        3,842.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,156,394.104       14,606.668        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,064.616        7,677.277        9,768.238     412,162.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,640,898.558       12,149.356        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,831,221.053       12,402.954          803.109     393,785.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,506,913.829       45,120.330       35,238.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,806,337.510       37,236.922        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,440,476.322       21,953.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,625,517.935       13,491.033       52,251.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(B). To eliminate the following investment restrictions: limiting the percentage of securities of any one issuer that may be acquired.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      852,110.752        9,083.702        4,143.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,154,539.742       16,461.030        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,781,403.974        8,372.919        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,066,496.788       41,584.637        7,777.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,639,859.738       13,188.176        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,829,386.391       12,987.616        2,053.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,115,181.431       42,054.867       74,772.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,503,987.829       48,046.330       35,238.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,790,144.510       53,429.922        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,431,061.322       31,368.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,620,752.800       17,886.168       52,621.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(C). To eliminate the following investment restrictions: short sales.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      852,110.190        9,100.264        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,152,646.058       17,581.083        8,373.354     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,781,304.354        8,472.539        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,072,671.788       35,409.637        7,777.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,636,728.579       16,319.335        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,829,652.391       12,987.616        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,106,769.828       50,321.470       74,917.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,504,583.725       47,407.434       35,281.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,806,543.510       37,030.922        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,430,934.322       31,495.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,624,241.470       14,397.498       52,621.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(D). To eliminate the following investment restrictions: margin purchases.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      847,371.700       13,838.754        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,152,069.322       18,931.450        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,781,403.974        8,372.919        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,067,988.696       40,092.729        7,777.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,632,739.868       20,308.046        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,829,535.043       13,104.964        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,108,634.431       47,672.867       75,701.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,497,830.829       54,203.330       35,238.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,795,496.214       48,078.218        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,425,087.322       37,342.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,606,355.156       32,283.812       52,621.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(E). To eliminate the following investment restrictions: loans for non-business purposes or to unseasoned issuers.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      847,371.700       13,838.754        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,152,507.742       18,493.030        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,780,824.974        8,951.919        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,055,671.945       52,120.480        8,066.208   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,629,247.114       23,800.800        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,829,019.502       13,620.505        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,101,282.628       53,164.670       77,561.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,492,735.361       59,255.798       35,281.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,785,554.131       58,020.301        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,421,356.322       41,315.483       12,473.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,604,336.156       34,766.812       52,157.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(F). To eliminate the following investment restrictions: investment in other investment companies.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      854,685.700        6,524.754        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,154,524.104       16,476.668        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,099.616        7,677.277        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,069,774.258       38,141.857        7,942.518   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,638,088.127       14,959.787        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,832,631.705       10,008.302        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,112,596.109       44,024.189       75,388.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,506,119.829       45,914.330       35,238.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,802,571.214       41,003.218        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,428,932.322       33,497.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,625,592.470       13,510.498       52,157.327   2,274,897.000
-----------------------------------------------------------------------------------------------

                                                              September 30, 2003

PROPOSAL 5(G). To eliminate the following investment restrictions: regarding liquidity.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      852,524.700        8,685.754        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,158,492.104       12,508.668        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,321.616        7,455.277        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,072,347.696       35,279.419        8,231.518   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,639,745.688       13,302.226        4,995.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,830,119.705       12,520.302        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,113,866.958       40,513.340       77,628.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,508,132.829       48,809.330       30,330.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,808,356.214       35,218.218        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,431,135.322       21,878.483       22,131.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,627,691.470       11,411.498       52,157.327   2,274,897.000
-----------------------------------------------------------------------------------------------

PROPOSAL 5(H). To eliminate the following investment restrictions: investing for control or influence.

                                                                                      BROKER
                                      YES                NO           ABSTAIN       NON-VOTES
-----------------------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND      854,406.752        6,803.702        4,127.000     168,939.000
-----------------------------------------------------------------------------------------------
AGGRESSIVE GROWTH STOCK FUND   6,154,576.422       16,424.350        7,599.723     818,997.000
-----------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND      7,782,063.616        7,713.277        9,733.238     412,162.000
-----------------------------------------------------------------------------------------------
INDEX 400 STOCK FUND           6,067,949.037       39,678.078        8,231.518   1,281,711.000
-----------------------------------------------------------------------------------------------
GROWTH STOCK FUND              4,635,791.691       17,350.223        4,901.903     598,262.000
-----------------------------------------------------------------------------------------------
LARGE CAP CORE STOCK FUND      7,832,749.053        9,890.954        1,787.109     393,785.000
-----------------------------------------------------------------------------------------------
INDEX 500 STOCK FUND           4,111,686.546       42,447.752       77,874.647     824,687.000
-----------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND          4,510,900.956       46,175.203       30,196.039     699,872.000
-----------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND           9,786,811.510       56,762.922        5,572.949   1,379,209.000
-----------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND            8,425,126.322       37,303.483       12,715.000   1,307,106.000
-----------------------------------------------------------------------------------------------
SELECT BOND FUND               6,619,448.265       19,654.703       52,157.327   2,274,897.000
-----------------------------------------------------------------------------------------------

Director Information (Unaudited)

The name, age and address of the directors, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and the number of portfolios overseen in the Northwestern Mutual fund complex, are shown below. Effective May 1, 2003, each director shall serve for a twelve-year term commencing May 1, 2003 or until their earlier death, resignation, retirement or removal from office and election and qualification of their successors. The statement of additional information contains additional information about fund directors and is available without charge, upon request, by calling 1-888-627-6678.


INDEPENDENT DIRECTORS                                                 Number of Portfolios
                                                  Length of           in Fund Complex               Other Directorships
Name, Age and Address         Position            Time Served         Overseen by Director          Held
--------------------------------------------------------------------------------------------------------------------------------
William A. McIntosh (64)      Director            Since 1997          29                            MGIC Investment Corporation;
525 Sheridan Road                                                                                   Comdisco Holding Company,
Kenilworth, IL 60043                                                                                Inc.
Principal Occupation During Past 5 Years: Financial consulting since 1998; Adjunct Faculty Member, Howard University
--------------------------------------------------------------------------------------------------------------------------------
Martin F. Stein (66)          Director            Since 1995          29                            Koss Corporation
1800 East Capitol Drive
Milwaukee, WI 53211
Principal Occupation During Past 5 Years: Former Chairman of Eyecare One, Inc., which includes Stein Optical and Eye Q optical centers (retail sales of eyewear)
--------------------------------------------------------------------------------------------------------------------------------
Louis A. Holland (61)         Director            Since 2003          29                            Packaging Corporation of
1 North Wacker Drive                                                                                America;
Suite 700                                                                                           Lou Holland Growth Fund
Chicago, IL 60606
Principal Occupation During Past 5 Years:
Managing Partner and Chief Investment Officer, Holland Capital Management, L.P.; Portfolio Manager, Lou Holland Growth Fund
--------------------------------------------------------------------------------------------------------------------------------
Elizabeth L. Majers (45)      Director            Since 2003          29                            None
370 Shadowood Lane
Northfield, IL 60093
Principal Occupation During Past 5 Years: Partner, McDermott, Will & Emery (international law firm)
--------------------------------------------------------------------------------------------------------------------------------
Michael G. Smith (59)         Director            Since 2003          29                            Trustee of Ivy Fund
221 North Adams
Hinsdale, IL 60521
Principal Occupation During Past 5 Years: Private investor; retired since 1999. From 1987 to 1999, Managing Director, Corporate and
Institutional Client Group, Central Region, Merrill Lynch and Co., Inc.
--------------------------------------------------------------------------------------------------------------------------------

OTHER DIRECTORS                                                       Number of Portfolios
                                                  Length of           in Fund Complex               Other Directorships
Name, Age and Address         Position            Time Served         Overseen by Director          Held
--------------------------------------------------------------------------------------------------------------------------------
Stephen N. Graff (69)         Director            Since 1995          29                            Trustee of
805 Lone Tree Road                                                                                  Northwestern Mutual
Elm Grove, WI 53122
Principal Occupation During Past 5 Years: Retired Partner, Arthur Andersen LLP (public accountants)
--------------------------------------------------------------------------------------------------------------------------------
Edward J. Zore (58)           Chairman and        Since 2000          29                            Manpower, Inc.;
720 East Wisconsin Avenue     Director                                                              Trustee of
Milwaukee, WI 53202                                                                                 Northwestern Mutual
Principal Occupation During Past 5 Years:
President and Chief Executive Officer of Northwestern Mutual since 2001; President, 2000-2001; prior thereto, Executive Vice
President
--------------------------------------------------------------------------------------------------------------------------------

                                                              September 30, 2003

Directors and Officers

DIRECTORS

EDWARD J. ZORE
President and Chief Executive Officer
Northwestern Mutual, Milwaukee

MARTIN F. STEIN
Former Chairman
Eye Care One, Inc., Milwaukee

STEPHEN N. GRAFF
Retired Partner
Arthur Andersen LLP, Milwaukee

WILLIAM A. MCINTOSH
Financial Consultant
Chicago
Adjunct Faculty Member
Howard University, Washington, D.C.

LOUIS A. HOLLAND
Managing Partner and Chief Investment Officer
Holland Capital Management, L.P., Chicago
Portfolio Manager
Lou Holland Growth Fund, Chicago

ELIZABETH L. MAJERS
Partner
McDermott, Will & Emery, Chicago

MICHAEL G. SMITH
Private Investor
Hinsdale, Illinois

OFFICERS

MARK G. DOLL
President
WALTER M. GIVLER
Chief Financial Officer

MERRILL C. LUNDBERG
Secretary

BARBARA E. COURTNEY
Controller

                      This page intentionally left blank.

This report is authorized for distribution only when preceded or accompanied by a current Prospectus for Mason Street Funds. The prospectus contains more complete information about sales charges, fees and expenses. You should read it carefully before you invest. Shares of Mason Street Funds will fluctuate with market conditions and the value of your investment may be more or less than its cost.

 "Standard & Poor's," "S&P," "S&P 500," "S&P 500 Index," "Standard & Poor's 500 Index," S&P MidCap 400 Index" and "Standard & Poor's MidCap 400 Index" are trademarks of McGraw-Hill Companies, Inc. and have been licensed for use by The Northwestern Mutual Life Insurance Company. The Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the funds.

Northwestern Mutual Investment Services, LLC, Distributor.

Mason Street Funds

ITEM 2.           CODE OF ETHICS

            Not applicable

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT

            Not applicable

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not applicable

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not applicable

Item 6  Reserved

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not applicable

Item 8   Reserved

ITEM 9.     DISCLOSURE CONTROLS AND PROCEDURES

         (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 10.    EXHIBITS

            (a)(1) Not applicable

            (a)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto as Exhibit 10(a).

            (b) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached hereto as Exhibit 10(b). The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Mason Street Funds, Inc.

By (Signature and Title):     /s/ Mark G. Doll
                              -----------------------
                              Mark G. Doll, President

Date:                         November 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):                 Mason Street Funds, Inc.

By (Signature and Title):     /s/ Walter M. Givler
                              -------------------------------------------------
                              Walter M. Givler, Vice President, Chief Financial
                              Officer and Treasurer

Date:                         November 24, 2003